UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (800) 345-6611

Date of fiscal year end:     May 31

Date of reporting period:     November 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

SemiAnnual Report
November 30, 2017
Columbia Dividend Income Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Dividend Income Fund   |  Semiannual Report 2017

Columbia Dividend Income Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Dividend Income Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Portfolio management
Scott Davis
Lead portfolio manager
Managed Fund since 2001
Michael Barclay, CFA
Portfolio manager
Managed Fund since 2011
Peter Santoro, CFA
Portfolio manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended November 30, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/25/02	10.48	21.80	14.27	8.10
	Including sales charges		4.12	14.79	12.93	7.47
Advisor Class*		11/08/12	10.59	22.12	14.57	8.38
Class C	Excluding sales charges	11/25/02	10.04	20.91	13.42	7.30
	Including sales charges		9.04	19.91	13.42	7.30
Institutional Class		03/04/98	10.61	22.08	14.55	8.38
Institutional 2 Class*		11/08/12	10.66	22.21	14.71	8.45
Institutional 3 Class*		11/08/12	10.71	22.29	14.77	8.48
Class R*		03/28/08	10.29	21.50	13.98	7.85
Class T*	Excluding sales charges	09/27/10	10.44	21.76	14.26	8.12
	Including sales charges		7.70	18.72	13.68	7.85
Class V	Excluding sales charges	03/04/98	10.48	21.79	14.25	8.07
	Including sales charges		4.12	14.78	12.91	7.43
Russell 1000 Index			10.90	22.61	15.69	8.40
Returns for Class A and Class V are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Institutional Class shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents approximately 92% of the U.S. market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Dividend Income Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at November 30, 2017)
Microsoft Corp.	4.7
JPMorgan Chase & Co.	3.8
Johnson & Johnson	3.4
Apple, Inc.	3.2
Exxon Mobil Corp.	2.9
Home Depot, Inc. (The)	2.7
Honeywell International, Inc.	2.3
Comcast Corp., Class A	2.3
Lockheed Martin Corp.	2.1
Philip Morris International, Inc.	2.1
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at November 30, 2017)
Common Stocks	97.6
Exchange-Traded Funds	0.8
Money Market Funds	1.6
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at November 30, 2017)
Consumer Discretionary	8.5
Consumer Staples	11.4
Energy	5.9
Financials	18.2
Health Care	11.2
Industrials	15.6
Information Technology	17.3
Materials	2.3
Real Estate	3.6
Telecommunication Services	1.6
Utilities	4.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Dividend Income Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
June 1, 2017 — November 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,104.80	1,020.21	5.12	4.91	0.97
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,105.90	1,021.46	3.80	3.65	0.72
Class C	1,000.00	1,000.00	1,100.40	1,016.44	9.06	8.69	1.72
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,106.10	1,021.46	3.80	3.65	0.72
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,106.60	1,021.91	3.33	3.19	0.63
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,107.10	1,022.11	3.12	2.99	0.59
Class R	1,000.00	1,000.00	1,102.90	1,018.95	6.43	6.17	1.22
Class T	1,000.00	1,000.00	1,104.40	1,020.21	5.12	4.91	0.97
Class V	1,000.00	1,000.00	1,104.80	1,020.21	5.12	4.91	0.97
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Dividend Income Fund | Semiannual Report 2017

Portfolio of Investments
November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.4%
Issuer	Shares	Value ($)
Consumer Discretionary 8.3%
Hotels, Restaurants & Leisure 1.0%
McDonald’s Corp.	675,500	116,165,735
Media 3.8%
Comcast Corp., Class A	6,657,600	249,926,304
Time Warner, Inc.	1,104,283	101,052,937
Walt Disney Co. (The)	749,040	78,514,373
Total		429,493,614
Specialty Retail 3.5%
Home Depot, Inc. (The)	1,671,000	300,479,220
TJX Companies, Inc. (The)	1,146,998	86,655,699
Total		387,134,919
Total Consumer Discretionary		932,794,268
Consumer Staples 11.1%
Beverages 2.2%
Coca-Cola European Partners PLC	1,228,000	47,879,720
PepsiCo, Inc.	1,688,840	196,783,637
Total		244,663,357
Food & Staples Retailing 2.0%
CVS Health Corp.	1,249,868	95,739,889
Wal-Mart Stores, Inc.	1,361,650	132,393,229
Total		228,133,118
Food Products 1.8%
General Mills, Inc.	1,570,000	88,799,200
Kellogg Co.	1,736,137	114,862,824
Total		203,662,024
Household Products 1.7%
Kimberly-Clark Corp.	610,000	73,053,600
Procter & Gamble Co. (The)	1,260,000	113,387,400
Total		186,441,000
Tobacco 3.4%
Altria Group, Inc.	2,355,728	159,789,030
Philip Morris International, Inc.	2,230,000	229,132,500
Total		388,921,530
Total Consumer Staples		1,251,821,029
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.8%
Oil, Gas & Consumable Fuels 5.8%
Chevron Corp.	1,335,013	158,853,197
Exxon Mobil Corp.	3,864,751	321,895,111
Suncor Energy, Inc.	2,269,593	78,891,052
Valero Energy Corp.	1,042,000	89,216,040
Total		648,855,400
Total Energy		648,855,400
Financials 17.7%
Banks 9.6%
Bank of America Corp.	4,625,000	130,286,250
BB&T Corp.	1,700,000	84,014,000
JPMorgan Chase & Co.	4,020,000	420,170,400
PNC Financial Services Group, Inc. (The)	1,312,825	184,530,682
U.S. Bancorp	2,162,000	119,234,300
Wells Fargo & Co.	2,501,425	141,255,470
Total		1,079,491,102
Capital Markets 4.8%
BlackRock, Inc.	320,550	160,656,454
CME Group, Inc.	1,190,000	177,952,600
Northern Trust Corp.	1,036,000	101,300,080
T. Rowe Price Group, Inc.	950,000	97,774,000
Total		537,683,134
Insurance 3.3%
Chubb Ltd.	1,280,000	194,700,800
Marsh & McLennan Companies, Inc.	2,192,000	183,974,560
Total		378,675,360
Total Financials		1,995,849,596
Health Care 10.9%
Biotechnology 1.4%
AbbVie, Inc.	1,600,000	155,072,000
Health Care Equipment & Supplies 0.6%
Medtronic PLC	822,800	67,576,564
Health Care Providers & Services 1.0%
Aetna, Inc.	186,800	33,657,624
UnitedHealth Group, Inc.	338,500	77,235,545
Total		110,893,169

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 7.9%
Bristol-Myers Squibb Co.	760,000	48,024,400
Eli Lilly & Co.	575,000	48,668,000
Johnson & Johnson	2,680,000	373,404,400
Merck & Co., Inc.	3,800,000	210,026,000
Pfizer, Inc.	5,895,000	213,752,700
Total		893,875,500
Total Health Care		1,227,417,233
Industrials 15.2%
Aerospace & Defense 5.5%
Boeing Co. (The)	419,197	116,033,730
General Dynamics Corp.	996,781	206,493,152
Lockheed Martin Corp.	732,100	233,627,752
United Technologies Corp.	495,300	60,154,185
Total		616,308,819
Commercial Services & Supplies 1.0%
Waste Management, Inc.	1,363,171	112,120,815
Industrial Conglomerates 3.8%
3M Co.	700,000	170,198,000
Honeywell International, Inc.	1,640,000	255,774,400
Total		425,972,400
Machinery 3.2%
Cummins, Inc.	478,236	80,056,706
Ingersoll-Rand PLC	1,012,064	88,677,048
Parker-Hannifin Corp.	522,500	97,963,525
Stanley Black & Decker, Inc.	588,000	99,742,440
Total		366,439,719
Road & Rail 1.7%
Union Pacific Corp.	1,552,867	196,437,675
Total Industrials		1,717,279,428
Information Technology 16.8%
Communications Equipment 1.9%
Cisco Systems, Inc.	5,830,000	217,459,000
IT Services 1.8%
Accenture PLC, Class A	463,675	68,628,537
Automatic Data Processing, Inc.	1,220,000	139,641,200
Total		208,269,737
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.3%
Broadcom Ltd.	642,497	178,575,616
Intel Corp.	3,868,720	173,473,405
KLA-Tencor Corp.	635,648	64,988,652
Texas Instruments, Inc.	1,847,953	179,787,347
Total		596,825,020
Software 4.6%
Microsoft Corp.	6,132,555	516,177,154
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	2,066,556	355,137,649
Total Information Technology		1,893,868,560
Materials 2.3%
Chemicals 1.5%
DowDuPont, Inc.	1,612,735	116,052,411
LyondellBasell Industries NV, Class A	475,000	49,732,500
Total		165,784,911
Containers & Packaging 0.8%
International Paper Co.	468,398	26,516,011
Sonoco Products Co.	1,146,000	61,322,460
Total		87,838,471
Total Materials		253,623,382
Real Estate 3.5%
Equity Real Estate Investment Trusts (REITS) 3.5%
American Tower Corp.	250,000	35,982,500
AvalonBay Communities, Inc.	111,997	20,308,416
Crown Castle International Corp.	535,362	60,495,906
Digital Realty Trust, Inc.	692,958	80,868,199
Duke Realty Corp.	1,206,500	33,938,845
Equity LifeStyle Properties, Inc.	339,775	30,685,080
Essex Property Trust, Inc.	143,400	35,418,366
Public Storage	439,700	93,708,864
Total		391,406,176
Total Real Estate		391,406,176
Telecommunication Services 1.5%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	4,718,940	171,675,037
Total Telecommunication Services		171,675,037

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Dividend Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 4.3%
Electric Utilities 2.2%
American Electric Power Co., Inc.	1,266,345	98,306,362
Eversource Energy	1,049,500	68,060,075
NextEra Energy, Inc.	525,000	82,971,000
Total		249,337,437
Multi-Utilities 2.1%
CMS Energy Corp.	1,605,000	80,089,500
Dominion Energy, Inc.	705,000	59,311,650
WEC Energy Group, Inc.	1,425,132	99,032,423
Total		238,433,573
Total Utilities		487,771,010
Total Common Stocks (Cost $6,481,663,453)		10,972,361,119

Exchange-Traded Funds 0.7%
	Shares	Value ($)
SPDR S&P 500 ETF Trust	320,594	84,960,616
Total Exchange-Traded Funds (Cost $65,690,345)		84,960,616

Money Market Funds 1.6%

Columbia Short-Term Cash Fund, 1.213%(a),(b)	179,304,919	179,304,919
Total Money Market Funds (Cost $179,305,624)		179,304,919
Total Investments (Cost: $6,726,659,422)		11,236,626,654
Other Assets & Liabilities, Net		31,991,097
Net Assets		11,268,617,751

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	261,665,545	197,127,768	(279,488,394)	179,304,919	1,792	1	1,231,258	179,304,919
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	932,794,268	—	—	—	932,794,268
Consumer Staples	1,251,821,029	—	—	—	1,251,821,029
Energy	648,855,400	—	—	—	648,855,400
Financials	1,995,849,596	—	—	—	1,995,849,596
Health Care	1,227,417,233	—	—	—	1,227,417,233
Industrials	1,717,279,428	—	—	—	1,717,279,428
Information Technology	1,893,868,560	—	—	—	1,893,868,560
Materials	253,623,382	—	—	—	253,623,382
Real Estate	391,406,176	—	—	—	391,406,176
Telecommunication Services	171,675,037	—	—	—	171,675,037
Utilities	487,771,010	—	—	—	487,771,010
Total Common Stocks	10,972,361,119	—	—	—	10,972,361,119
Exchange-Traded Funds	84,960,616	—	—	—	84,960,616
Money Market Funds	—	—	—	179,304,919	179,304,919
Total Investments	11,057,321,735	—	—	179,304,919	11,236,626,654
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Dividend Income Fund | Semiannual Report 2017

Statement of Assets and Liabilities
November 30, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$6,547,353,798
Investments in affiliated issuers, at cost	179,305,624
Investments in unaffiliated issuers, at value	11,057,321,735
Investments in affiliated issuers, at value	179,304,919
Receivable for:
Capital shares sold	8,804,628
Dividends	33,936,129
Foreign tax reclaims	56,293
Prepaid expenses	50,326
Trustees’ deferred compensation plan	342,513
Other assets	39,307
Total assets	11,279,855,850
Liabilities
Payable for:
Capital shares purchased	9,345,685
Management services fees	171,350
Distribution and/or service fees	36,389
Transfer agent fees	1,141,625
Compensation of chief compliance officer	751
Other expenses	199,786
Trustees’ deferred compensation plan	342,513
Total liabilities	11,238,099
Net assets applicable to outstanding capital stock	$11,268,617,751
Represented by
Paid in capital	6,435,627,511
Undistributed net investment income	37,930,209
Accumulated net realized gain	285,092,799
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	4,509,967,937
Investments - affiliated issuers	(705)
Total - representing net assets applicable to outstanding capital stock	$11,268,617,751
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities  (continued)
November 30, 2017 (Unaudited)
Class A
Net assets	$1,852,850,232
Shares outstanding	82,618,125
Net asset value per share	$22.43
Maximum offering price per share(a)	$23.80
Advisor Class(b)
Net assets	$494,988,060
Shares outstanding	21,712,704
Net asset value per share	$22.80
Class C
Net assets	$801,269,909
Shares outstanding	36,859,403
Net asset value per share	$21.74
Institutional Class(c)
Net assets	$4,726,542,957
Shares outstanding	210,493,837
Net asset value per share	$22.45
Institutional 2 Class(d)
Net assets	$596,923,087
Shares outstanding	26,200,154
Net asset value per share	$22.78
Institutional 3 Class(e)
Net assets	$2,606,595,992
Shares outstanding	114,266,414
Net asset value per share	$22.81
Class R
Net assets	$106,614,991
Shares outstanding	4,752,750
Net asset value per share	$22.43
Class T
Net assets	$58,439
Shares outstanding	2,607
Net asset value per share(f)	$22.41
Maximum offering price per share(g)	$22.98
Class V
Net assets	$82,774,084
Shares outstanding	3,689,241
Net asset value per share	$22.44
Maximum offering price per share(h)	$23.81

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(g)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T shares.
(h)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Dividend Income Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended November 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$139,627,294
Dividends — affiliated issuers	1,231,258
Foreign taxes withheld	(232,030)
Total income	140,626,522
Expenses:
Management services fees	29,893,202
Distribution and/or service fees
Class A	2,214,870
Class B(a)	1,236
Class C	3,847,196
Class R	252,005
Class T	71
Class V	99,646
Transfer agent fees
Class A	1,297,546
Advisor Class(b)	313,871
Class B(a)	195
Class C	563,552
Institutional Class(c)	3,879,410
Institutional 2 Class(d)	163,643
Institutional 3 Class(e)	77,258
Class R	73,822
Class T	41
Class V	58,367
Compensation of board members	93,965
Custodian fees	29,699
Printing and postage fees	207,466
Registration fees	142,063
Audit fees	17,257
Legal fees	140,761
Compensation of chief compliance officer	2,186
Other	121,188
Total expenses	43,490,516
Expense reduction	(3,327)
Total net expenses	43,487,189
Net investment income	97,139,333
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	191,958,502
Investments — affiliated issuers	1,792
Foreign currency translations	12,355
Net realized gain	191,972,649
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	790,659,812
Investments — affiliated issuers	1
Net change in unrealized appreciation (depreciation)	790,659,813
Net realized and unrealized gain	982,632,462
Net increase in net assets resulting from operations	$1,079,771,795

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Operations
Net investment income	$97,139,333	$180,573,854
Net realized gain	191,972,649	166,172,836
Net change in unrealized appreciation (depreciation)	790,659,813	1,075,002,594
Net increase in net assets resulting from operations	1,079,771,795	1,421,749,284
Distributions to shareholders
Net investment income
Class A	(13,623,630)	(37,627,869)
Advisor Class(a)	(3,624,310)	(5,575,531)
Class B(b)	(1,895)	(35,879)
Class C	(3,209,030)	(7,060,195)
Class I(c)	—	(2,814,423)
Institutional Class(d)	(48,075,386)	(101,128,414)
Institutional 2 Class(e)	(5,103,039)	(9,356,423)
Institutional 3 Class(f)	(14,329,442)	(6,330,936)
Class R	(650,402)	(1,306,961)
Class T	(437)	(1,462)
Class V	(612,854)	(1,272,666)
Net realized gains
Class A	—	(56,795,302)
Advisor Class(a)	—	(6,865,325)
Class B(b)	—	(93,412)
Class C	—	(17,670,070)
Class I(c)	—	(2,693,321)
Institutional Class(d)	—	(117,094,884)
Institutional 2 Class(e)	—	(10,746,353)
Institutional 3 Class(f)	—	(7,726,783)
Class R	—	(2,165,669)
Class T	—	(2,264)
Class V	—	(1,762,889)
Total distributions to shareholders	(89,230,425)	(396,127,031)
Increase (decrease) in net assets from capital stock activity	(81,320,039)	280,181,713
Total increase in net assets	909,221,331	1,305,803,966
Net assets at beginning of period	10,359,396,420	9,053,592,454
Net assets at end of period	$11,268,617,751	$10,359,396,420
Undistributed net investment income	$37,930,209	$30,021,301

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(d)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(e)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(f)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Dividend Income Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	November 30, 2017 (Unaudited)		May 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	6,856,621	144,680,314	29,695,879	567,733,173
Distributions reinvested	583,922	12,166,628	4,571,689	87,268,866
Redemptions	(10,354,309)	(218,076,484)	(77,924,997)	(1,532,793,249)
Net decrease	(2,913,766)	(61,229,542)	(43,657,429)	(877,791,210)
Advisor Class(c)
Subscriptions	5,078,721	109,120,164	9,947,550	194,943,152
Distributions reinvested	159,067	3,370,181	574,766	11,180,689
Redemptions	(2,279,009)	(48,823,525)	(4,106,859)	(80,789,222)
Net increase	2,958,779	63,666,820	6,415,457	125,334,619
Class B(a)
Subscriptions	100	2,020	6,694	127,739
Distributions reinvested	89	1,780	5,693	105,580
Redemptions (b)	(56,090)	(1,126,171)	(220,684)	(4,194,521)
Net decrease	(55,901)	(1,122,371)	(208,297)	(3,961,202)
Class C
Subscriptions	2,215,666	45,406,531	7,689,756	143,049,052
Distributions reinvested	137,624	2,781,703	1,099,241	20,414,237
Redemptions	(4,008,929)	(81,746,753)	(8,982,100)	(168,696,541)
Net decrease	(1,655,639)	(33,558,519)	(193,103)	(5,233,252)
Class I(d)
Subscriptions	—	—	1,352,872	25,226,903
Distributions reinvested	—	—	288,336	5,507,628
Redemptions	—	—	(11,082,601)	(216,652,243)
Net decrease	—	—	(9,441,393)	(185,917,712)
Institutional Class(e)
Subscriptions	22,611,843	476,345,689	112,856,692	2,212,408,393
Distributions reinvested	1,662,889	34,676,345	6,098,628	116,881,045
Redemptions	(113,562,411)	(2,349,471,766)	(77,553,354)	(1,500,061,244)
Net increase (decrease)	(89,287,679)	(1,838,449,732)	41,401,966	829,228,194
Institutional 2 Class(f)
Subscriptions	3,030,117	64,678,341	7,235,464	141,396,798
Distributions reinvested	233,225	4,934,906	1,003,214	19,477,627
Redemptions	(2,303,491)	(49,173,473)	(5,254,991)	(103,257,837)
Net increase	959,851	20,439,774	2,983,687	57,616,588
Institutional 3 Class(g)
Subscriptions	91,891,007	1,924,932,086	20,553,514	407,513,662
Distributions reinvested	287,277	6,088,140	695,268	13,532,540
Redemptions	(7,275,387)	(157,102,020)	(4,068,442)	(79,569,159)
Net increase	84,902,897	1,773,918,206	17,180,340	341,477,043
Class R
Subscriptions	529,936	11,212,947	1,293,128	24,831,054
Distributions reinvested	27,926	582,203	161,141	3,084,149
Redemptions	(657,119)	(13,835,746)	(1,217,628)	(23,505,280)
Net increase (decrease)	(99,257)	(2,040,596)	236,641	4,409,923
Class T
Subscriptions	87	1,950	—	—
Distributions reinvested	20	415	189	3,621
Redemptions	(370)	(7,694)	(2,632)	(52,712)
Net decrease	(263)	(5,329)	(2,443)	(49,091)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	November 30, 2017 (Unaudited)		May 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Class V
Subscriptions	19,938	419,814	43,144	830,934
Distributions reinvested	23,508	490,045	127,283	2,434,352
Redemptions	(181,341)	(3,848,609)	(423,748)	(8,197,473)
Net decrease	(137,895)	(2,938,750)	(253,321)	(4,932,187)
Total net increase (decrease)	(5,328,873)	(81,320,039)	14,462,105	280,181,713

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Dividend Income Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Dividend Income Fund | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
11/30/2017 (c)	$20.46	0.18	1.95	2.13	(0.16)	—
5/31/2017	$18.43	0.34	2.46	2.80	(0.32)	(0.45)
5/31/2016	$19.07	0.32	0.43	0.75	(0.45)	(0.94)
5/31/2015	$19.02	0.48	1.17	1.65	(0.40)	(1.20)
5/31/2014	$17.05	0.35	2.20	2.55	(0.34)	(0.24)
5/31/2013	$13.96	0.34	3.09	3.43	(0.34)	—
Advisor Class(f)
11/30/2017 (c)	$20.80	0.21	1.98	2.19	(0.19)	—
5/31/2017	$18.71	0.39	2.52	2.91	(0.37)	(0.45)
5/31/2016	$19.34	0.37	0.44	0.81	(0.50)	(0.94)
5/31/2015	$19.27	0.57	1.14	1.71	(0.44)	(1.20)
5/31/2014	$17.27	0.42	2.20	2.62	(0.38)	(0.24)
5/31/2013 (g)	$14.65	0.20	2.60	2.80	(0.18)	—
Class C
11/30/2017 (c)	$19.84	0.09	1.89	1.98	(0.08)	—
5/31/2017	$17.88	0.18	2.41	2.59	(0.18)	(0.45)
5/31/2016	$18.54	0.18	0.41	0.59	(0.31)	(0.94)
5/31/2015	$18.53	0.34	1.12	1.46	(0.25)	(1.20)
5/31/2014	$16.63	0.21	2.13	2.34	(0.20)	(0.24)
5/31/2013	$13.62	0.22	3.02	3.24	(0.23)	—
Institutional Class(h)
11/30/2017 (c)	$20.48	0.20	1.96	2.16	(0.19)	—
5/31/2017	$18.45	0.38	2.47	2.85	(0.37)	(0.45)
5/31/2016	$19.09	0.36	0.44	0.80	(0.50)	(0.94)
5/31/2015	$19.03	0.53	1.18	1.71	(0.45)	(1.20)
5/31/2014	$17.07	0.39	2.19	2.58	(0.38)	(0.24)
5/31/2013	$13.97	0.38	3.10	3.48	(0.38)	—
Institutional 2 Class(i)
11/30/2017 (c)	$20.78	0.22	1.98	2.20	(0.20)	—
5/31/2017	$18.71	0.41	2.50	2.91	(0.39)	(0.45)
5/31/2016	$19.33	0.39	0.45	0.84	(0.52)	(0.94)
5/31/2015	$19.26	0.62	1.12	1.74	(0.47)	(1.20)
5/31/2014	$17.26	0.43	2.21	2.64	(0.40)	(0.24)
5/31/2013 (j)	$14.65	0.22	2.58	2.80	(0.19)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Dividend Income Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.16)	$22.43	10.48%	0.97% (d)	0.97% (d),(e)	1.67% (d)	6%	$1,852,850
(0.77)	$20.46	15.52%	1.00%	1.00% (e)	1.74%	16%	$1,750,090
(1.39)	$18.43	4.42%	1.02%	1.02% (e)	1.74%	25%	$2,380,538
(1.60)	$19.07	9.08%	1.02%	1.02% (e)	2.52%	27%	$2,514,422
(0.58)	$19.02	15.25%	1.02%	1.02% (e)	1.96%	19%	$2,556,782
(0.34)	$17.05	24.91%	1.04%	1.03% (e)	2.20%	24%	$2,518,406

(0.19)	$22.80	10.59%	0.72% (d)	0.72% (d),(e)	1.94% (d)	6%	$494,988
(0.82)	$20.80	15.89%	0.75%	0.75% (e)	1.99%	16%	$390,004
(1.44)	$18.71	4.67%	0.77%	0.77% (e)	2.01%	25%	$230,893
(1.64)	$19.34	9.33%	0.77%	0.77% (e)	2.93%	27%	$179,306
(0.62)	$19.27	15.51%	0.77%	0.77% (e)	2.29%	19%	$123,274
(0.18)	$17.27	19.22%	0.82% (d)	0.82% (d)	2.17% (d)	24%	$37,359

(0.08)	$21.74	10.04%	1.72% (d)	1.72% (d),(e)	0.91% (d)	6%	$801,270
(0.63)	$19.84	14.73%	1.75%	1.75% (e)	0.99%	16%	$764,036
(1.25)	$17.88	3.62%	1.78%	1.78% (e)	1.00%	25%	$692,229
(1.45)	$18.54	8.26%	1.77%	1.77% (e)	1.83%	27%	$667,300
(0.44)	$18.53	14.33%	1.77%	1.77% (e)	1.24%	19%	$601,468
(0.23)	$16.63	24.00%	1.79%	1.78% (e)	1.45%	24%	$459,966

(0.19)	$22.45	10.61%	0.72% (d)	0.72% (d),(e)	1.88% (d)	6%	$4,726,543
(0.82)	$20.48	15.79%	0.75%	0.75% (e)	1.98%	16%	$6,140,961
(1.44)	$18.45	4.69%	0.77%	0.77% (e)	2.00%	25%	$4,766,037
(1.65)	$19.09	9.40%	0.77%	0.77% (e)	2.76%	27%	$4,800,733
(0.62)	$19.03	15.46%	0.77%	0.77% (e)	2.22%	19%	$5,062,852
(0.38)	$17.07	25.27%	0.79%	0.78% (e)	2.46%	24%	$4,846,586

(0.20)	$22.78	10.66%	0.63% (d)	0.63% (d)	2.01% (d)	6%	$596,923
(0.84)	$20.78	15.92%	0.63%	0.63%	2.10%	16%	$524,608
(1.46)	$18.71	4.88%	0.64%	0.64%	2.14%	25%	$416,310
(1.67)	$19.33	9.48%	0.63%	0.63%	3.19%	27%	$313,051
(0.64)	$19.26	15.68%	0.64%	0.64%	2.41%	19%	$156,525
(0.19)	$17.26	19.27%	0.65% (d)	0.65% (d)	2.41% (d)	24%	$64,986
Columbia Dividend Income Fund | Semiannual Report 2017	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Institutional 3 Class(k)
11/30/2017 (c)	$20.80	0.23	1.98	2.21	(0.20)	—
5/31/2017	$18.72	0.43	2.50	2.93	(0.40)	(0.45)
5/31/2016	$19.35	0.40	0.44	0.84	(0.53)	(0.94)
5/31/2015	$19.27	0.66	1.10	1.76	(0.48)	(1.20)
5/31/2014	$17.27	0.47	2.18	2.65	(0.41)	(0.24)
5/31/2013 (l)	$14.66	0.23	2.58	2.81	(0.20)	—
Class R
11/30/2017 (c)	$20.47	0.15	1.95	2.10	(0.14)	—
5/31/2017	$18.43	0.29	2.47	2.76	(0.27)	(0.45)
5/31/2016	$19.07	0.27	0.43	0.70	(0.40)	(0.94)
5/31/2015	$19.02	0.44	1.16	1.60	(0.35)	(1.20)
5/31/2014	$17.05	0.31	2.19	2.50	(0.29)	(0.24)
5/31/2013	$13.96	0.30	3.09	3.39	(0.30)	—
Class T
11/30/2017 (c)	$20.45	0.18	1.94	2.12	(0.16)	—
5/31/2017	$18.42	0.34	2.46	2.80	(0.32)	(0.45)
5/31/2016	$19.06	0.32	0.43	0.75	(0.45)	(0.94)
5/31/2015	$19.01	0.47	1.18	1.65	(0.40)	(1.20)
5/31/2014	$17.05	0.31	2.23	2.54	(0.34)	(0.24)
5/31/2013	$13.96	0.33	3.10	3.43	(0.34)	—
Class V
11/30/2017 (c)	$20.47	0.18	1.95	2.13	(0.16)	—
5/31/2017	$18.43	0.33	2.48	2.81	(0.32)	(0.45)
5/31/2016	$19.07	0.32	0.43	0.75	(0.45)	(0.94)
5/31/2015	$19.02	0.48	1.16	1.64	(0.39)	(1.20)
5/31/2014	$17.05	0.34	2.20	2.54	(0.33)	(0.24)
5/31/2013	$13.96	0.33	3.09	3.42	(0.33)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended November 30, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(g)	Advisor Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(h)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(i)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(j)	Institutional 2 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(k)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(l)	Institutional 3 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Dividend Income Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.20)	$22.81	10.71%	0.59% (d)	0.59% (d)	2.16% (d)	6%	$2,606,596
(0.85)	$20.80	16.03%	0.59%	0.59%	2.17%	16%	$610,882
(1.47)	$18.72	4.87%	0.59%	0.59%	2.19%	25%	$228,089
(1.68)	$19.35	9.59%	0.59%	0.59%	3.41%	27%	$171,392
(0.65)	$19.27	15.72%	0.59%	0.59%	2.58%	19%	$78,674
(0.20)	$17.27	19.29%	0.60% (d)	0.60% (d)	2.49% (d)	24%	$1,190

(0.14)	$22.43	10.29%	1.22% (d)	1.22% (d),(e)	1.42% (d)	6%	$106,615
(0.72)	$20.47	15.29%	1.25%	1.25% (e)	1.49%	16%	$99,305
(1.34)	$18.43	4.15%	1.27%	1.27% (e)	1.49%	25%	$85,066
(1.55)	$19.07	8.80%	1.27%	1.27% (e)	2.28%	27%	$87,646
(0.53)	$19.02	14.96%	1.27%	1.27% (e)	1.73%	19%	$87,406
(0.30)	$17.05	24.60%	1.29%	1.28% (e)	1.95%	24%	$72,979

(0.16)	$22.41	10.44%	0.97% (d)	0.97% (d),(e)	1.66% (d)	6%	$58
(0.77)	$20.45	15.53%	1.00%	1.00% (e)	1.74%	16%	$59
(1.39)	$18.42	4.43%	1.02%	1.02% (e)	1.72%	25%	$98
(1.60)	$19.06	9.09%	1.02%	1.02% (e)	2.47%	27%	$164
(0.58)	$19.01	15.21%	1.00%	1.00% (e)	1.75%	19%	$193
(0.34)	$17.05	24.91%	1.04%	1.02% (e)	2.20%	24%	$9,373

(0.16)	$22.44	10.48%	0.97% (d)	0.97% (d),(e)	1.66% (d)	6%	$82,774
(0.77)	$20.47	15.58%	1.00%	1.00% (e)	1.74%	16%	$78,342
(1.39)	$18.43	4.42%	1.02%	1.02% (e)	1.74%	25%	$75,218
(1.59)	$19.07	9.03%	1.04%	1.04% (e)	2.49%	27%	$81,206
(0.57)	$19.02	15.19%	1.07%	1.07% (e)	1.92%	19%	$85,511
(0.33)	$17.05	24.85%	1.09%	1.08% (e)	2.16%	24%	$84,342
Columbia Dividend Income Fund | Semiannual Report 2017	19

Notes to Financial Statements
November 30, 2017 (Unaudited)
Note 1. Organization
Columbia Dividend Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class V shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
20	Columbia Dividend Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange
Columbia Dividend Income Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
22	Columbia Dividend Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2017 was 0.56% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Columbia Dividend Income Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Institutional 2 Class shares and 0.025% for Institutional 3 Class shares.
For the six months ended November 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.15
Class B	0.03 (a),(b)
Class C	0.15
Institutional Class	0.15
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.15
Class T	0.15
Class V	0.15

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2017, these minimum account balance fees reduced total expenses of the Fund by $3,327.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of
24	Columbia Dividend Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
the average daily net assets attributable to Class A, Class B, Class C, Class R and Class T shares of the Fund, respectively. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a service fee or distribution fee for Class B shares.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2017, if any, are listed below:
Amount ($)
Class A	1,227,063
Class C	21,959
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	October 1, 2017 through September 30, 2018	Prior to October 1, 2017
Class A	1.18%	1.19%
Advisor Class	0.93	0.94
Class C	1.93	1.94
Institutional Class	0.93	0.94
Institutional 2 Class	0.83	0.86
Institutional 3 Class	0.78	0.81
Class R	1.43	1.44
Class T	1.18	1.19
Class V	1.18	1.19
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short,
Columbia Dividend Income Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
6,726,659,000	4,526,290,000	(16,322,000)	4,509,968,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $663,770,492 and $675,409,402, respectively, for the six months ended November 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended November 30, 2017.
26	Columbia Dividend Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
Note 8. Significant risks
Shareholder concentration risk
At November 30, 2017, two unaffiliated shareholders of record owned 38.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 13.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Dividend Income Fund | Semiannual Report 2017	27

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Dividend Income Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
28	Columbia Dividend Income Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the fifty-second, tenth and seventeenth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
Columbia Dividend Income Fund | Semiannual Report 2017	29

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are both ranked in the second quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
30	Columbia Dividend Income Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Dividend Income Fund | Semiannual Report 2017	31

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
32	Columbia Dividend Income Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Dividend Income Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR139_05_H01_(01/18)

SemiAnnual Report
November 30, 2017
Columbia High Yield Municipal Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia High Yield Municipal Fund   |  Semiannual Report 2017

Columbia High Yield Municipal Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia High Yield Municipal Fund (the Fund) seeks total return, consisting of current income exempt from federal income tax and capital appreciation.
Portfolio management
Chad Farrington, CFA
Co-manager
Managed Fund since 2009
Catherine Stienstra
Co-manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended November 30, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/31/00	1.41	6.53	3.88	4.49
	Including sales charges		-1.64	3.34	3.24	4.17
Advisor Class*		03/19/13	1.51	6.74	4.09	4.70
Class C	Excluding sales charges	07/15/02	1.08	5.85	3.22	3.85
	Including sales charges		0.09	4.85	3.22	3.85
Institutional Class		03/05/84	1.51	6.75	4.08	4.69
Institutional 2 Class*		11/08/12	1.54	6.82	4.19	4.74
Institutional 3 Class*		03/01/17	1.66	6.92	4.12	4.71
Blended Benchmark			1.24	8.09	3.49	4.74
Bloomberg Barclays High Yield Municipal Bond Index			1.81	9.78	4.08	4.90
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark, established by the Investment Manager, consists of a 60% weighting of the Bloomberg Barclays High Yield Municipal Bond Index and a 40% weighting of the Bloomberg Barclays Municipal Bond Index.
The Bloomberg Barclays Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
The Bloomberg Barclays High Yield Municipal Bond Index is comprised of bonds with maturities greater than one-year, having a par value of at least $3 million issued as part of a transaction size greater than $20 million, and rated no higher than “BB+” or equivalent by any of the three principal rating agencies.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia High Yield Municipal Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at November 30, 2017)
AAA rating	1.7
AA rating	9.0
A rating	19.1
BBB rating	23.6
BB rating	8.9
B rating	4.6
CCC rating	0.9
C rating	0.6
Not rated	31.6
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at November 30, 2017)
Illinois	11.8
Florida	10.4
California	8.7
Texas	8.0
Pennsylvania	6.0
New York	5.9
Michigan	3.2
New Jersey	3.1
Colorado	3.1
Georgia	3.1
Percentages indicated are based upon total investments.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Columbia High Yield Municipal Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
June 1, 2017 — November 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,014.10	1,020.81	4.29	4.31	0.85
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,015.10	1,021.81	3.28	3.29	0.65
Class C	1,000.00	1,000.00	1,010.80	1,017.55	7.56	7.59	1.50
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,015.10	1,021.81	3.28	3.29	0.65
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,015.40	1,022.16	2.93	2.94	0.58
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,016.60	1,022.31	2.78	2.79	0.55
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia High Yield Municipal Fund | Semiannual Report 2017

Portfolio of Investments
November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 1.1%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 1.1%
City of New York(a),(b)
Unlimited General Obligation Notes
VRDN Subordinated Series 2013-D3 (JPMorgan Chase Bank)
08/01/2038	0.940%	1,000,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured(a),(b)
Revenue Bonds
VRDN Subordinated Series 2015 (Royal Bank of Canada)
08/01/2041	0.940%	3,800,000	3,800,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
VRDN Series 2012 (State Street Bank)
06/15/2032	0.940%	3,500,000	3,500,000
Total			8,300,000
Total Floating Rate Notes (Cost $8,300,000)			8,300,000

Municipal Bonds 98.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.7%
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/2046	5.000%	4,215,000	5,179,392
Arizona 1.6%
La Paz County Industrial Development Authority(c)
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	1,200,000	1,290,912
02/15/2046	5.000%	1,500,000	1,601,700
Maricopa County Industrial Development Authority(c)
Revenue Bonds
Christian Care Surprise, Inc. Project
Series 2016
01/01/2048	6.000%	3,595,000	3,662,766
Maricopa County Pollution Control Corp.
Revenue Bonds
El Paso Electric Co. Project
Series 2009B
04/01/2040	7.250%	3,600,000	3,867,984
Surprise Municipal Property Corp.
Revenue Bonds
Series 2007
04/01/2032	4.900%	2,000,000	2,012,660
Total			12,436,022
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 8.7%
Alameda Corridor Transportation Authority
Refunding Revenue Bonds
2nd Subordinated Lien
Series 2016B
10/01/2035	5.000%	1,000,000	1,140,700
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	900,000	1,017,234
California Municipal Finance Authority(c),(d),(e)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/2032	0.000%	1,835,000	275,250
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2037	5.000%	1,250,000	1,403,313
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2044	5.250%	1,500,000	1,597,245
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/2039	6.250%	2,750,000	2,933,260
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	5,000,000	5,504,700
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2034	5.000%	1,775,000	1,876,778
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	50,000	50,583
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2045	5.000%	500,000	549,815
City of Los Angeles Department of Airports(d)
Revenue Bonds
Senior Series 2015A AMT
05/15/2027	5.000%	1,250,000	1,476,950

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Santa Maria Water & Wastewater(f)
Refunding Revenue Bonds
Series 2012A
02/01/2025	0.000%	3,100,000	2,443,513
City of Upland
Certificate of Participation
San Antonio Community Hospital
Series 2011
01/01/2041	6.500%	5,000,000	5,627,800
Compton Unified School District(f)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C
06/01/2025	0.000%	2,310,000	1,939,083
County of Sacramento Airport System
Revenue Bonds
Subordinated Series 2009D
07/01/2035	6.000%	2,500,000	2,566,025
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program
Revenue Bonds
Series 2012A
12/01/2025	3.500%	3,760,000	3,926,042
Empire Union School District(f)
Special Tax Bonds
Communities Facilities District No. 1987-1
Series 2002A (AMBAC)
10/01/2021	0.000%	1,665,000	1,511,204
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2043	6.500%	5,000,000	6,023,400
Hesperia Public Financing Authority
Tax Allocation Bonds
Redevelopment & Housing Projects
Series 2007A (SGI)
09/01/2027	5.500%	5,430,000	5,444,932
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	7,079,400
Oakdale Public Financing Authority
Tax Allocation Bonds
Central City Redevelopment Project
Series 2004
06/01/2033	5.375%	2,000,000	2,000,320
Palomar Health
Certificate of Participation
Series 2010
11/01/2041	6.000%	2,500,000	2,684,200
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	1,845,000	2,046,234
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2012
04/01/2042	5.000%	3,000,000	3,351,240
University of California
Refunding Revenue Bonds
Limited Project
Series 2015I
05/15/2027	5.000%	2,000,000	2,407,080
Total			66,876,301
Colorado 3.1%
Colliers Hill Metropolitan District No. 2
Limited General Obligation Bonds
Senior Bonds
Series 2017A
12/01/2047	6.500%	4,380,000	4,437,071
Colorado Health Facilities Authority
Refunding Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2047	5.000%	555,000	613,242
NCMC, Inc. Project
Series 2016
05/15/2032	4.000%	3,535,000	3,770,148
Revenue Bonds
Senior Living - Ralston Creek at Arvada
Series 2017
11/01/2052	6.000%	5,000,000	5,219,800
Leyden Rock Metropolitan District No. 10
Limited General Obligation Bonds
Series 2016A
12/01/2045	5.000%	1,000,000	1,012,930
Palisade Metropolitan District No. 2
Limited General Obligation Bonds
Series 2016
12/01/2046	5.000%	1,500,000	1,513,200
Regional Transportation District
Certificate of Participation
Series 2014A
06/01/2039	5.000%	5,000,000	5,572,500
Sierra Ridge Metropolitan District No. 2
Senior Limited General Obligation Bonds
Series 2016A
12/01/2046	5.500%	1,500,000	1,537,560
Total			23,676,451

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia High Yield Municipal Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut 0.9%
Connecticut State Health & Educational Facility Authority(c)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,790,932
Harbor Point Infrastructure Improvement District
Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2039	7.875%	4,000,000	4,371,280
Mohegan Tribe of Indians of Connecticut(c),(g)
Revenue Bonds
Public Improvement-Priority Distribution
Series 2003
01/01/2033	5.250%	1,000,000	1,001,830
Total			7,164,042
Delaware 0.2%
Centerline Equity Issuer Trust(c),(d)
Secured AMT
05/14/2004
05/15/2019	6.300%	1,000,000	1,060,660
City of Wilmington(d)
Revenue Bonds
Housing-Electra Arms Senior Associates Project
Series 1998 AMT
06/01/2028	6.250%	595,000	595,387
Total			1,656,047
District of Columbia 0.7%
District of Columbia
Revenue Bonds
Ingleside Rock Creek Project
Series 2017
07/01/2052	5.000%	1,000,000	1,043,260
Metropolitan Washington Airports Authority(d)
Revenue Bonds
Airport System
Series 2012A AMT
10/01/2024	5.000%	4,000,000	4,511,880
Total			5,555,140
Florida 10.4%
Capital Trust Agency, Inc.(c)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	7.125%	2,000,000	2,034,620
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Trust Agency, Inc.(e)
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/2032	0.000%	1,370,000	1,027,500
City of Lakeland
Refunding Revenue Bonds
1st Mortgage-Carpenters Home Estates
Series 2008
01/01/2028	6.250%	675,000	695,264
01/01/2043	6.375%	2,250,000	2,310,615
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2040	5.000%	5,000,000	5,564,100
City of Orlando
Refunding Revenue Bonds
Senior Lien Tourist Development Tax
Series 2017 (AGM)
11/01/2037	5.000%	1,725,000	1,986,820
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	3,000,000	3,233,250
County of Miami-Dade(f)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	3,723,400
County of Miami-Dade
Subordinated Refunding Revenue Bonds
Series 2012B
10/01/2037	5.000%	1,530,000	1,696,908
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2016
10/01/2030	5.000%	1,310,000	1,548,525
Florida Development Finance Corp.(c)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2044	6.000%	6,100,000	5,888,208
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	5,154,457
Southwest Charter Foundation, Inc. Project
Series 2017A
06/15/2047	6.125%	5,360,000	5,431,234

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2010A
09/15/2040	6.000%	3,750,000	3,939,187
Series 2012A
06/15/2043	6.125%	5,500,000	5,799,860
Renaissance Charter School Projects
Series 2013A
06/15/2044	8.500%	5,000,000	5,841,600
Florida Higher Educational Facilities Financial Authority
Refunding Revenue Bonds
Nova Southeastern University
Series 2016
04/01/2035	5.000%	1,190,000	1,340,773
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/2040	7.250%	4,000,000	4,789,040
Middle Village Community Development District
Special Assessment Bonds
Series 2004A
05/01/2035	6.000%	1,790,000	1,551,286
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/2042	5.125%	750,000	792,765
Orlando Health, Inc.
Series 2016A
10/01/2034	5.000%	2,000,000	2,278,520
Orange County Industrial Development Authority(c),(d),(e)
Revenue Bonds
VITAG Florida LLC Project
Series 2014 AMT
07/01/2036	0.000%	5,000,000	2,908,350
Palm Beach County Health Facilities Authority
Revenue Bonds
Sinai Residences Boca Raton
Series 2014
06/01/2049	7.500%	1,250,000	1,513,675
South Lake County Hospital District
Revenue Bonds
South Lake Hospital, Inc.
Series 2010A
04/01/2039	6.250%	2,000,000	2,099,200
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/2041	5.250%	3,725,000	3,160,364
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Johns County Industrial Development Authority(e)
Refunding Revenue Bonds
Glenmoor Project
Series 2014A
01/01/2049	0.000%	3,206,250	2,160,564
Subordinated Series 2014B
01/01/2049	0.000%	1,186,427	12
Westridge Community Development District(e)
Special Assessment Bonds
Series 2005
05/01/2037	0.000%	2,650,000	1,696,000
Total			80,166,097
Georgia 3.1%
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2040	6.125%	4,500,000	4,878,360
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2047	5.000%	500,000	527,090
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage
Series 2017A
12/01/2042	4.050%	3,000,000	3,104,790
Georgia State Road & Tollway Authority(c),(f)
Revenue Bonds
I-75 S Expressway
Series 2014S
06/01/2049	0.000%	9,100,000	5,963,412
Rockdale County Development Authority(d)
Revenue Bonds
Visy Paper Project
Series 2007A AMT
01/01/2034	6.125%	5,000,000	5,009,050
Savannah Economic Development Authority
Refunding Revenue Bonds
Marshes Skidaway Island Project
Series 2013
01/01/2049	7.250%	3,500,000	3,994,515
Total			23,477,217
Guam 0.6%
Guam Department of Education(g)
Certificate of Participation
John F. Kennedy High School
Series 2010A
12/01/2040	6.875%	4,750,000	4,980,755

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia High Yield Municipal Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hawaii 1.4%
State of Hawaii
Refunding Unlimited General Obligation Bonds
Series 2016FE
10/01/2027	5.000%	4,890,000	5,943,306
State of Hawaii Department of Budget & Finance
Prerefunded 11/15/19 Revenue Bonds
15 Craigside Project
Series 2009A
11/15/2044	9.000%	2,375,000	2,703,177
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/2043	6.875%	1,800,000	1,916,388
Total			10,562,871
Idaho 0.6%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2049	8.125%	4,000,000	4,534,400
Illinois 11.8%
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,608,970
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	1,665,000	1,703,129
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,073,340
Series 2011A
12/01/2041	5.000%	1,110,000	1,121,178
Series 2016B
12/01/2046	6.500%	1,500,000	1,724,625
Chicago Park District
Limited General Obligation Bonds
Series 2015A
01/01/2040	5.000%	3,000,000	3,228,960
Series 2016A
01/01/2040	5.000%	850,000	925,880
Limited General Obligation Refunding Bonds
Limited Tax
Series 2014B
01/01/2026	5.000%	1,500,000	1,700,160
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago
Refunding Revenue Bonds
Series 2002
01/01/2030	5.000%	1,000,000	1,103,140
Refunding Unlimited General Obligation Bonds
Series 2005D
01/01/2033	5.500%	1,000,000	1,083,910
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/2040	5.000%	5,000,000	5,102,550
Series 2009C
01/01/2040	5.000%	2,500,000	2,544,725
Series 2015A
01/01/2039	5.500%	500,000	539,095
Series 2017A
01/01/2038	6.000%	5,235,000	5,999,310
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2033	5.250%	1,000,000	1,064,020
01/01/2036	5.000%	4,500,000	4,691,115
Series 2007F
01/01/2042	5.500%	1,000,000	1,075,660
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2035	5.000%	1,000,000	1,086,730
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	724,000	724,833
Illinois Finance Authority
Prerefunded 08/15/19 Revenue Bonds
Provena Health
Series 2009A
08/15/2034	7.750%	40,000	44,073
Refunding Revenue Bonds
DePaul University
Series 2016A
10/01/2034	4.000%	1,500,000	1,570,395
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/2043	7.000%	3,450,000	3,808,558
Unrefunded Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	1,190,000	1,282,439

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority(e)
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/2037	0.000%	1,000,000	245,000
Illinois State Toll Highway Authority
Senior Revenue Bonds
Series 2016B
01/01/2037	5.000%	3,500,000	4,008,655
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Project
Series 2010B-2
06/15/2050	5.000%	5,000,000	5,139,750
Metropolitan Pier & Exposition Authority(h)
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	3,750,000	4,021,912
Metropolitan Water Reclamation District of Greater Chicago
Green Unlimited General Obligation Bond
Series 2016E
12/01/2036	5.000%	2,225,000	2,533,919
Unlimited General Obligation Bonds
Green Bond
Series 2016E
12/01/2035	5.000%	1,620,000	1,849,003
Northern Illinois Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	5,110,000
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/2028	6.000%	5,000,000	5,620,850
State of Illinois
Unlimited General Obligation Bonds
Series 2014
05/01/2029	5.000%	3,500,000	3,698,030
Series 2016
01/01/2041	5.000%	3,830,000	3,984,617
Village of Annawan
Tax Allocation Bonds
Patriot Renewable Fuels LLC Project
Series 2007
01/01/2018	5.625%	760,000	759,103
Village of Hillside
Tax Allocation Bonds
Senior Lien-Mannheim Redevelopment Project
Series 2008
01/01/2028	7.000%	5,240,000	5,354,389
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	632,000	633,207
Total			90,765,230
Indiana 0.4%
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	2,500,000	2,764,725
Iowa 0.4%
Iowa Finance Authority(i)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/2046	5.400%	2,138,019	2,238,699
Iowa Finance Authority(e)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
05/15/2056	0.000%	401,062	4,231
Iowa Student Loan Liquidity Corp.(d)
Revenue Bonds
Senior Series 2011A-2 AMT
12/01/2030	5.850%	1,105,000	1,170,681
Total			3,413,611
Kansas 1.6%
City of Lenexa
Prerefunded 05/15/19 Revenue Bonds
Lakeview Village, Inc. Project
Series 2009
05/15/2029	7.125%	500,000	539,135
05/15/2039	7.250%	1,500,000	1,620,075
City of Overland Park
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	5,162,760
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	4,735,000	4,732,727
Total			12,054,697

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia High Yield Municipal Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 0.3%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health
Series 2017A
06/01/2045	5.000%	1,000,000	1,076,690
Revenue Bonds
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/2038	6.000%	1,150,000	1,162,984
Total			2,239,674
Louisiana 2.6%
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	5,000,000	5,637,050
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	30,563
Refunding Revenue Bonds
Nineteenth Judicial District
Series 2015C (AGM)
06/01/2042	5.000%	1,000,000	1,100,170
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	2,075,000	2,344,584
Louisiana Public Facilities Authority(c),(d)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/2036	6.500%	4,810,000	5,390,086
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/2040	6.500%	5,000,000	5,222,700
Total			19,725,153
Maryland 1.4%
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	6,000,000	6,843,960
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
University of Maryland Medical System
Series 2015
07/01/2034	5.000%	2,750,000	3,128,125
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
12/01/2017	8.500%	455,481	455,481
Total			10,427,566
Massachusetts 2.0%
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/2041	5.200%	1,000,000	993,180
Massachusetts Development Finance Agency
Refunding Revenue Bonds
South Shore Hospital
Series 2016I
07/01/2036	4.000%	750,000	760,305
Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/2042	7.000%	4,200,000	4,542,636
Massachusetts Development Finance Agency(f)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	1,391,019	87,495
Massachusetts Educational Financing Authority
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B AMT
07/01/2046	4.250%	1,500,000	1,518,255
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Series 2016J AMT
07/01/2033	3.500%	2,835,000	2,765,004
Revenue Bonds
Series 2008H (AGM) AMT
01/01/2030	6.350%	1,085,000	1,127,673
Series 2012J AMT
07/01/2021	5.000%	3,000,000	3,265,650
Total			15,060,198

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 3.1%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,375,000	1,501,390
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2041	5.250%	1,445,000	1,570,252
Series 2011C
07/01/2041	5.000%	1,025,000	1,087,187
Kalamazoo Hospital Finance Authority
Refunding Revenue Bonds
Bronson Healthcare Group
Series 2016
05/15/2036	4.000%	7,000,000	7,222,880
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	4,580,000	4,634,960
Series 2014H1
10/01/2022	5.000%	1,075,000	1,183,145
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Senior Series 2007A
06/01/2034	6.000%	1,000,000	986,280
06/01/2048	6.000%	6,000,000	6,016,140
Total			24,202,234
Minnesota 1.7%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	3,500,000	3,625,090
07/01/2050	6.125%	1,500,000	1,548,930
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	2,000,000	1,950,980
City of Eveleth
Refunding Revenue Bonds
Arrowhead Senior Living Community
Series 2007
10/01/2027	5.200%	1,875,000	1,820,138
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dakota County Community Development Agency
Revenue Bonds
Sanctuary at West St. Paul Project
Series 2015
08/01/2035	6.000%	2,235,000	2,215,578
Minneapolis/St. Paul Housing Finance Board(d)
Revenue Bonds
Mortgage-Backed Securities Program-Cityliving
Series 2006A-2 (GNMA / FNMA) AMT
12/01/2038	5.000%	1,583	1,585
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	2,250,000	2,066,625
Total			13,228,926
Mississippi 0.3%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	1,995,000	2,311,647
Series 1992B
04/01/2022	6.700%	230,000	265,576
Total			2,577,223
Missouri 2.7%
City of Kansas City
Tax Allocation Bonds
Kansas City-Maincor Project
Series 2007A Escrowed to Maturity
03/01/2018	5.250%	400,000	403,768
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/2039	6.875%	5,000,000	5,105,350
Grundy County Industrial Development Authority
Revenue Bonds
Wright Memorial Hospital
Series 2009
09/01/2034	6.750%	2,250,000	2,332,935
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights
Series 2010A
05/15/2045	8.250%	4,500,000	5,201,190
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	4,500,000	4,704,390

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia High Yield Municipal Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	3,159,660
Total			20,907,293
Montana 0.3%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2047	5.250%	2,200,000	2,303,356
Nebraska 1.3%
Central Plains Energy Project
Revenue Bonds
Project #3
Series 2012
09/01/2042	5.000%	5,000,000	5,447,950
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2028	5.000%	4,000,000	4,627,840
Total			10,075,790
Nevada 1.3%
City of Carson City(h)
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	455,000	503,207
City of Sparks(c)
Tax Anticipation Revenue Bonds
Senior Sales
Series 2008A
06/15/2028	6.750%	5,000,000	5,070,550
State of Nevada Department of Business & Industry
Revenue Bonds
Fulcrum Sierra Biofuels
Series 2017 AMT
12/15/2037	6.250%	2,000,000	2,172,260
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,568,897
Total			10,314,914
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire 0.3%
New Hampshire Business Finance Authority(d)
Revenue Bonds
Pennichuck Water Works, Inc. Project
Series 1988 Escrowed to Maturity AMT
07/01/2018	7.500%	30,000	31,015
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Hillside Village
Series 2017A
07/01/2052	6.125%	2,500,000	2,645,500
Total			2,676,515
New Jersey 3.1%
City of Atlantic City
Unlimited General Obligation Refunding Bonds
Tax Appeal
Series 2013
12/01/2021	5.000%	2,500,000	2,376,750
12/01/2024	5.000%	2,095,000	1,974,768
12/01/2025	5.000%	450,000	424,102
12/01/2028	5.000%	270,000	254,370
Middlesex County Improvement Authority(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	13
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/2025	0.000%	2,750,000	28,875
01/01/2037	0.000%	6,450,000	67,725
New Jersey Building Authority
Prerefunded 06/15/26 Revenue Bonds
Series 2016A
06/15/2030	4.000%	400,000	456,724
Unrefunded Revenue Bonds
Series 2016A
06/15/2030	4.000%	600,000	612,180
New Jersey Economic Development Authority
Revenue Bonds
Provident Group-Kean Properties
Series 2017
07/01/2047	5.000%	500,000	538,910
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	960,000	1,019,837
School Facilities Construction
Series 2014UU
06/15/2040	5.000%	1,500,000	1,595,190

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015WW
06/15/2040	5.250%	375,000	406,736
New Jersey Economic Development Authority(d)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A AMT
06/15/2043	5.125%	2,000,000	2,086,480
New Jersey Higher Education Student Assistance Authority(d)
Revenue Bonds
Senior Series 2013-1A AMT
12/01/2021	5.000%	1,500,000	1,641,615
Senior Series 2014-1A-1 AMT
12/01/2022	5.000%	1,000,000	1,112,170
Subordinated Revenue Bonds
Series 2013-1B AMT
12/01/2043	4.750%	5,000,000	5,136,250
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation Program
Series 2015AA
06/15/2045	5.000%	1,750,000	1,869,840
South Jersey Port Corp.(h)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B AMT
01/01/2048	5.000%	600,000	643,152
Tobacco Settlement Financing Corp.(f)
Revenue Bonds
Capital Appreciation
Series 2007-1C
06/01/2041	0.000%	6,265,000	1,702,138
Total			23,947,825
New York 4.8%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,168,534
Build NYC Resource Corp.(c)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	765,000	748,025
Taxable International Leadership
Series 2016
07/01/2021	5.000%	195,000	192,305
City of New York
Unlimited General Obligation Refunding Bonds
Series 2015C
08/01/2027	5.000%	4,000,000	4,711,840
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Glen Cove Local Economic Assistance Corp.(i)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,039,750
Jefferson County Industrial Development Agency(c),(d)
Revenue Bonds
Green Bonds
Series 2014 AMT
01/01/2024	5.250%	1,620,000	1,525,797
Nassau County Tobacco Settlement Corp.(f)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	608,000
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Series 2015FF
06/15/2027	5.000%	2,645,000	3,176,671
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
American Airlines, Inc.
Series 2016 AMT
08/01/2026	5.000%	4,000,000	4,282,240
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/2046	4.000%	6,000,000	6,142,800
Port Authority of New York & New Jersey(d)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/2019	6.750%	120,000	124,766
Town of Oyster Bay
Limited General Obligation Bonds
BAN Series 2016C
06/01/2018	4.000%	4,685,000	4,726,041
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/2037	6.000%	900,000	883,566
09/15/2042	6.000%	3,400,000	3,301,536
Total			36,631,871
North Carolina 0.9%
Durham Housing Authority(d)
Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT
02/01/2038	5.650%	3,022,956	3,083,142

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia High Yield Municipal Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Medical Care Commission(h)
Refunding Revenue Bonds
United Methodist Retirement Community
Series 2017
10/01/2047	5.000%	2,250,000	2,471,288
North Carolina Medical Care Commission
Refunding Revenue Bonds
United Methodist Retirement Homes
Series 2016
10/01/2035	5.000%	1,000,000	1,120,250
Total			6,674,680
North Dakota 0.4%
City of Fargo
Revenue Bonds
Sanford Obligation Group
Series 2011
11/01/2031	6.250%	2,500,000	2,900,900
Ohio 2.0%
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/2047	5.875%	6,000,000	5,691,840
County of Scioto
Refunding Revenue Bonds
Southern Ohio Medical Center
Series 2016
02/15/2034	5.000%	1,445,000	1,633,703
Lake County Port & Economic Development Authority(c)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	6.750%	3,000,000	2,977,650
Ohio Air Quality Development Authority(c),(h)
Revenue Bonds
Pratt Paper LLC Project
Series 2017 AMT
01/15/2048	4.500%	500,000	518,865
State of Ohio(d)
Revenue Bonds
Portsmouth Bypass Project
Series 2015 AMT
12/31/2039	5.000%	4,100,000	4,563,546
Total			15,385,604
Oregon 0.8%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2049	5.500%	3,115,000	3,351,024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Warm Springs Reservation Confederated Tribe(g)
Revenue Bonds
Pelton Round Butte Tribal
Series 2009B
11/01/2033	6.375%	2,410,000	2,549,105
Total			5,900,129
Pennsylvania 6.0%
Allegheny County Higher Education Building Authority
Refunding Revenue Bonds
Duquesne University
Series 2016
03/01/2029	5.000%	1,030,000	1,189,959
Dauphin County Industrial Development Authority(d)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A AMT
06/01/2024	6.900%	3,200,000	3,960,992
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2038	5.000%	1,650,000	1,851,366
06/30/2042	5.000%	3,700,000	4,139,856
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/2032	6.250%	3,375,000	3,600,990
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Shippensburg University
Series 2011
10/01/2043	6.250%	2,000,000	2,221,960
Pennsylvania Housing Finance Agency(d)
Revenue Bonds
Series 2013-115A AMT
10/01/2033	4.200%	4,685,000	4,896,012
Pennsylvania Industrial Development Authority
Prerefunded 07/01/18 Revenue Bonds
Economic Development
Series 2008
07/01/2023	5.500%	295,000	301,968
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2014C
12/01/2044	5.000%	3,000,000	3,400,170
Subordinated Refunding Revenue Bonds
Series 2015A-1
12/01/2028	5.000%	3,300,000	3,814,074

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Wesley Enhanced Living
Series 2017
07/01/2049	5.000%	2,250,000	2,359,867
Revenue Bonds
1st Philadelphia Preparatory Charter School
Series 2014
06/15/2033	7.000%	1,870,000	2,139,916
Philadelphia Gas Works Co.
Refunding Revenue Bonds
1998 General Ordinance
14th Series 2016
10/01/2037	4.000%	500,000	519,590
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	1,750,000	1,804,373
Series 2017E (BAM)
BUILD AMERICA MUTUAL ASSURANCE CO
12/01/2037	4.000%	1,000,000	1,044,430
State Public School Building Authority
Refunding Revenue Bonds
Philadelphia School District
Series 2015
06/01/2025	5.000%	8,000,000	9,147,120
Total			46,392,643
Puerto Rico 1.3%
Commonwealth of Puerto Rico(e),(g)
Unlimited General Obligation Bonds
Series 2014A
07/01/2035	0.000%	4,000,000	960,000
Unlimited General Obligation Refunding Bonds
Public Improvement
Series 2012A
07/01/2041	0.000%	2,000,000	455,020
Puerto Rico Electric Power Authority(e),(g)
Refunding Revenue Bonds
Series 2010ZZ
07/01/2025	0.000%	2,000,000	670,000
Revenue Bonds
Series 2013A
07/01/2043	0.000%	4,570,000	1,530,950
Puerto Rico Highways & Transportation Authority(e),(g)
Refunding Revenue Bonds
Series 2007N
07/01/2021	0.000%	760,000	136,853
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority(d),(g)
Revenue Bonds
Cogen Facilities AES Puerto Rico Project
Series 2000 AMT
06/01/2026	6.625%	5,820,000	4,677,825
Puerto Rico Sales Tax Financing Corp.(e),(g)
Revenue Bonds
Senior Lien
Series 2011C
08/01/2040	0.000%	1,885,000	747,403
08/01/2046	0.000%	2,000,000	793,000
Total			9,971,051
Rhode Island 0.3%
Rhode Island Student Loan Authority(d)
Revenue Bonds
Series 2016A AMT
12/01/2027	3.125%	2,675,000	2,624,255
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	771,060
05/01/2048	5.125%	1,500,000	1,547,400
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	4,000,000	4,318,920
Total			6,637,380
Texas 8.0%
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/2045	6.125%	5,000,000	5,416,150
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Subordinated Revenue Bonds
Lien
Series 2011
01/01/2041	6.750%	5,000,000	5,761,400
Central Texas Turnpike System
Refunding Revenue Bonds
Series 2015B
08/15/2037	5.000%	3,000,000	3,410,190
City of Houston Airport System(d)
Refunding Revenue Bonds
Special Facilities - United Airlines
Series 2011A AMT
07/15/2038	6.625%	4,000,000	4,406,400

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia High Yield Municipal Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	5,500,000	5,890,940
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2040	4.000%	1,825,000	1,824,909
Prerefunded 03/01/20 Limited General Obligation Bonds
Series 2010A
03/01/2040	6.500%	4,000,000	4,415,760
Mission Economic Development Corp.(d)
Revenue Bonds
Dallas Clean Energy McCommas
Series 2011 AMT
12/01/2024	6.875%	5,000,000	5,029,350
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2046	5.000%	2,300,000	2,474,156
CHF - Collegiate Housing Corpus Christi
Series 2016
04/01/2048	5.000%	1,000,000	1,065,790
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	880,280
Series 2015A
07/01/2047	5.000%	1,000,000	877,300
New Hope Cultural Education Facilities Finance Corp.(h)
Revenue Bonds
Collegiate Housing Island Campus
Series 2017
04/01/2037	5.000%	1,000,000	1,082,640
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2047	5.125%	2,085,000	2,096,342
Pharr Higher Education Finance Authority
Unrefunded Revenue Bonds
IDEA Public Schools
Series 2009
08/15/2039	6.500%	530,000	572,925
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	1,011,180
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2049	8.000%	2,000,000	2,340,740
Sanger Industrial Development Corp.(c),(d),(e)
Revenue Bonds
Texas Pellets Project
Series 2012B AMT
07/01/2038	0.000%	4,950,000	1,074,150
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2052	6.750%	3,500,000	3,886,960
CC Young Memorial Home
Series 2009A
02/15/2038	8.000%	4,000,000	4,312,000
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/2055	5.000%	3,515,000	3,849,347
Total			61,678,909
Utah 0.3%
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A AMT
07/01/2037	5.000%	2,000,000	2,316,280
Virgin Islands, U.S. 0.3%
Virgin Islands Public Finance Authority(g)
Revenue Bonds
Matching Fund Loan Notes
Series 2012A
10/01/2022	4.000%	900,000	540,000
Virgin Islands Water & Power Authority - Electric System(g)
Refunding Revenue Bonds
Series 2012A
07/01/2021	4.000%	2,170,000	1,378,124
Total			1,918,124
Virginia 2.2%
Alexandria Industrial Development Authority
Refunding Revenue Bonds
Goodwin House, Inc.
Series 2015
10/01/2050	5.000%	2,275,000	2,496,926

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2017	17

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chesapeake Expressway Toll Road(f)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	0.000%	7,530,000	6,391,464
Mosaic District Community Development Authority
Special Assessment Bonds
Series 2011A
03/01/2036	6.875%	2,500,000	2,726,625
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007-B1
06/01/2047	5.000%	5,000,000	4,817,750
Virginia Small Business Financing Authority
Revenue Bonds
Transform 66 P3 Project
Series 2017 AMT
12/31/2056	5.000%	700,000	773,962
Total			17,206,727
Washington 2.7%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2042	5.500%	2,150,000	2,204,739
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,271,388
12/01/2045	6.250%	2,500,000	2,539,200
Port of Seattle Industrial Development Corp.(d)
Refunding Revenue Bonds
Special Facilities Delta Air Lines, Inc.
Series 2012 AMT
04/01/2030	5.000%	2,500,000	2,748,125
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	1,950,000	1,951,579
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2051	5.000%	2,150,000	2,190,463
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	5,000,000	5,484,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	2,100,000	2,244,627
Total			20,635,021
Wisconsin 1.1%
Public Finance Authority(d)
Refunding Revenue Bonds
Celanese Project
Series 2016C AMT
11/01/2030	4.300%	2,000,000	2,051,040
Waste Management, Inc. Project
Series 2016 AMT
05/01/2027	2.875%	630,000	631,159
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods At Marylhurst
Series 2017
05/15/2052	5.250%	2,300,000	2,482,942
Public Finance Authority
Revenue Bonds
FFAH North Carolina and Missouri Portfolio
Series 2015A
12/01/2050	5.150%	3,220,000	3,379,422
Total			8,544,563
Total Municipal Bonds (Cost $742,342,883)			758,367,802

Municipal Preferred Stocks 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 0.1%
Munimae TE Bond Subsidiary LLC(c),(d)
AMT
06/30/2049	5.800%	1,000,000	1,005,170
Total Municipal Preferred Stocks (Cost $1,000,000)			1,005,170

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia High Yield Municipal Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.740%(j)	113,992	113,992
Total Money Market Funds (Cost $113,992)		113,992
Total Investments (Cost $751,756,875)		767,786,964
Other Assets & Liabilities, Net		1,569,810
Net Assets		$769,356,774
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate demand note where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2017, the value of these securities amounted to $75,992,623, which represents 9.88% of net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2017, the value of these securities amounted to $14,780,896, which represents 1.92% of net assets.
(f)	Zero coupon bond.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2017, the value of these securities amounted to $20,420,865, which represents 2.65% of net assets.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(j)	The rate shown is the seven-day current annualized yield at November 30, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
SGI	Syncora Guarantee, Inc.
VRDN	Variable Rate Demand Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2017	19

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Fair value measurements  (continued)
¦
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	8,300,000	—	8,300,000
Municipal Bonds	—	758,367,802	—	758,367,802
Municipal Preferred Stocks	—	1,005,170	—	1,005,170
Money Market Funds	113,992	—	—	113,992
Total Investments	113,992	767,672,972	—	767,786,964
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia High Yield Municipal Fund | Semiannual Report 2017

Statement of Assets and Liabilities
November 30, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$751,756,875
Investments in unaffiliated issuers, at value	767,786,964
Cash	155,075
Receivable for:
Investments sold	159,534
Capital shares sold	2,916,646
Interest	13,009,993
Expense reimbursement due from Investment Manager	691
Prepaid expenses	3,818
Trustees’ deferred compensation plan	102,182
Other assets	8,486
Total assets	784,143,389
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	9,115,011
Capital shares purchased	2,855,028
Distributions to shareholders	2,593,241
Management services fees	11,319
Distribution and/or service fees	1,902
Transfer agent fees	73,570
Compensation of board members	203
Compensation of chief compliance officer	61
Other expenses	34,098
Trustees’ deferred compensation plan	102,182
Total liabilities	14,786,615
Net assets applicable to outstanding capital stock	$769,356,774
Represented by
Paid in capital	795,216,873
Undistributed net investment income	6,988,762
Accumulated net realized loss	(48,878,950)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	16,030,089
Total - representing net assets applicable to outstanding capital stock	$769,356,774
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2017	21

Statement of Assets and Liabilities  (continued)
November 30, 2017 (Unaudited)
Class A
Net assets	$132,528,705
Shares outstanding	12,526,033
Net asset value per share	$10.58
Maximum offering price per share(a)	$10.91
Advisor Class(b)
Net assets	$3,527,223
Shares outstanding	332,943
Net asset value per share	$10.59
Class C
Net assets	$50,898,038
Shares outstanding	4,810,905
Net asset value per share	$10.58
Institutional Class(c)
Net assets	$576,828,518
Shares outstanding	54,510,790
Net asset value per share	$10.58
Institutional 2 Class(d)
Net assets	$4,700,953
Shares outstanding	444,569
Net asset value per share	$10.57
Institutional 3 Class(e)
Net assets	$873,337
Shares outstanding	82,340
Net asset value per share	$10.61

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia High Yield Municipal Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended November 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,992
Interest	18,924,881
Total income	18,928,873
Expenses:
Management services fees	2,116,820
Distribution and/or service fees
Class A	133,449
Class B(a)	59
Class C	246,580
Transfer agent fees
Class A	75,797
Advisor Class(b)	1,967
Class B(a)	8
Class C	29,494
Institutional Class(c)	336,786
Institutional 2 Class(d)	1,565
Institutional 3 Class(e)	36
Compensation of board members	15,779
Custodian fees	3,825
Printing and postage fees	17,314
Registration fees	56,331
Audit fees	16,673
Legal fees	10,635
Compensation of chief compliance officer	168
Other	21,458
Total expenses	3,084,744
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(161,371)
Fees waived by distributor
Class C	(25,956)
Expense reduction	(500)
Total net expenses	2,896,917
Net investment income	16,031,956
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,110,241)
Net realized loss	(5,110,241)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	775,622
Net change in unrealized appreciation (depreciation)	775,622
Net realized and unrealized loss	(4,334,619)
Net increase in net assets resulting from operations	$11,697,337

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2017	23

Statement of Changes in Net Assets
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017 (a)
Operations
Net investment income	$16,031,956	$37,662,277
Net realized gain (loss)	(5,110,241)	12,190,282
Net change in unrealized appreciation (depreciation)	775,622	(36,848,714)
Net increase in net assets resulting from operations	11,697,337	13,003,845
Distributions to shareholders
Net investment income
Class A	(2,616,950)	(7,144,448)
Advisor Class(b)	(70,956)	(132,031)
Class B(c)	(188)	(9,935)
Class C	(849,231)	(2,101,735)
Institutional Class(d)	(12,201,639)	(27,718,517)
Institutional 2 Class(e)	(113,141)	(278,018)
Institutional 3 Class(f)	(7,512)	(113)
Total distributions to shareholders	(15,859,617)	(37,384,797)
Decrease in net assets from capital stock activity	(22,479,446)	(115,592,097)
Total decrease in net assets	(26,641,726)	(139,973,049)
Net assets at beginning of period	795,998,500	935,971,549
Net assets at end of period	$769,356,774	$795,998,500
Undistributed net investment income	$6,988,762	$6,816,423

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(d)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(e)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(f)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia High Yield Municipal Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	November 30, 2017 (Unaudited)		May 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(b)
Subscriptions (c)	1,593,846	16,941,598	7,141,734	77,197,323
Distributions reinvested	224,262	2,380,358	609,542	6,525,871
Redemptions	(1,599,385)	(16,992,090)	(12,895,312)	(137,266,743)
Net increase (decrease)	218,723	2,329,866	(5,144,036)	(53,543,549)
Advisor Class(d)
Subscriptions	110,858	1,179,415	295,285	3,139,850
Distributions reinvested	6,632	70,480	12,261	131,508
Redemptions	(136,918)	(1,453,322)	(377,210)	(4,084,029)
Net decrease	(19,428)	(203,427)	(69,664)	(812,671)
Class B(b)
Subscriptions	—	—	766	7,992
Distributions reinvested	8	83	387	4,129
Redemptions (c)	(4,109)	(43,876)	(32,050)	(335,495)
Net decrease	(4,101)	(43,793)	(30,897)	(323,374)
Class C
Subscriptions	468,395	4,978,244	1,438,687	15,542,781
Distributions reinvested	74,424	789,971	176,746	1,889,047
Redemptions	(599,534)	(6,372,744)	(2,265,388)	(23,902,758)
Net decrease	(56,715)	(604,529)	(649,955)	(6,470,930)
Institutional Class(e)
Subscriptions	4,109,935	43,697,033	12,434,645	131,835,129
Distributions reinvested	405,747	4,307,805	782,350	8,357,752
Redemptions	(6,779,069)	(72,094,855)	(18,139,822)	(192,310,119)
Net decrease	(2,263,387)	(24,090,017)	(4,922,827)	(52,117,238)
Institutional 2 Class(f)
Subscriptions	64,344	684,287	272,005	2,873,560
Distributions reinvested	10,640	112,902	25,872	277,546
Redemptions	(144,820)	(1,536,183)	(510,619)	(5,485,441)
Net decrease	(69,836)	(738,994)	(212,742)	(2,334,335)
Institutional 3 Class(g)
Subscriptions	86,652	927,508	954	10,000
Distributions reinvested	687	7,297	—	—
Redemptions	(5,953)	(63,357)	—	—
Net increase	81,386	871,448	954	10,000
Total net decrease	(2,113,358)	(22,479,446)	(11,029,167)	(115,592,097)

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Includes conversions of Class B shares to Class A shares, if any.
(d)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2017	25

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class A
11/30/2017 (c)	$10.64	0.21	(0.06)	0.15	(0.21)
5/31/2017	$10.90	0.45	(0.26)	0.19	(0.45)
5/31/2016	$10.71	0.47	0.19	0.66	(0.47)
5/31/2015	$10.56	0.47	0.15	0.62	(0.47)
5/31/2014	$10.72	0.49	(0.16)	0.33	(0.49)
5/31/2013	$10.49	0.45	0.22	0.67	(0.44)
Advisor Class(g)
11/30/2017 (c)	$10.65	0.22	(0.06)	0.16	(0.22)
5/31/2017	$10.92	0.47	(0.27)	0.20	(0.47)
5/31/2016	$10.72	0.49	0.20	0.69	(0.49)
5/31/2015	$10.57	0.49	0.15	0.64	(0.49)
5/31/2014	$10.73	0.52	(0.18)	0.34	(0.50)
5/31/2013 (h)	$10.77	0.10	(0.05) (i)	0.05	(0.09)
Class C
11/30/2017 (c)	$10.64	0.18	(0.07)	0.11	(0.17)
5/31/2017	$10.90	0.38	(0.26)	0.12	(0.38)
5/31/2016	$10.71	0.40	0.19	0.59	(0.40)
5/31/2015	$10.56	0.40	0.15	0.55	(0.40)
5/31/2014	$10.72	0.43	(0.16)	0.27	(0.43)
5/31/2013	$10.49	0.38	0.22	0.60	(0.37)
Institutional Class(j)
11/30/2017 (c)	$10.64	0.22	(0.06)	0.16	(0.22)
5/31/2017	$10.90	0.47	(0.26)	0.21	(0.47)
5/31/2016	$10.71	0.49	0.19	0.68	(0.49)
5/31/2015	$10.56	0.49	0.15	0.64	(0.49)
5/31/2014	$10.72	0.51	(0.16)	0.35	(0.51)
5/31/2013	$10.49	0.47	0.22	0.69	(0.46)
Institutional 2 Class(k)
11/30/2017 (c)	$10.63	0.23	(0.07)	0.16	(0.22)
5/31/2017	$10.90	0.48	(0.27)	0.21	(0.48)
5/31/2016	$10.70	0.50	0.20	0.70	(0.50)
5/31/2015	$10.55	0.50	0.15	0.65	(0.50)
5/31/2014	$10.71	0.52	(0.17)	0.35	(0.51)
5/31/2013 (l)	$10.75	0.28	(0.06) (i)	0.22	(0.26)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia High Yield Municipal Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.21)	$10.58	1.41%	0.89% (d)	0.85% (d),(e)	3.97% (d)	6%	$132,529
(0.45)	$10.64	1.81%	0.90% (f)	0.84% (e),(f)	4.21%	21%	$130,917
(0.47)	$10.90	6.27%	0.95%	0.86% (e)	4.33%	10%	$190,262
(0.47)	$10.71	5.97%	0.95%	0.86% (e)	4.44%	7%	$150,483
(0.49)	$10.56	3.35%	0.95%	0.86% (e)	4.87%	12%	$123,890
(0.44)	$10.72	6.44%	0.96%	0.85% (e)	4.17%	9%	$91,422

(0.22)	$10.59	1.51%	0.69% (d)	0.65% (d),(e)	4.16% (d)	6%	$3,527
(0.47)	$10.65	1.92%	0.71% (f)	0.64% (e),(f)	4.41%	21%	$3,753
(0.49)	$10.92	6.58%	0.75%	0.66% (e)	4.52%	10%	$4,607
(0.49)	$10.72	6.18%	0.76%	0.66% (e)	4.65%	7%	$4,218
(0.50)	$10.57	3.53%	0.76%	0.65% (e)	5.09%	12%	$2,476
(0.09)	$10.73	0.50%	0.71% (d)	0.68% (d)	4.54% (d)	9%	$3

(0.17)	$10.58	1.08%	1.64% (d)	1.50% (d),(e)	3.32% (d)	6%	$50,898
(0.38)	$10.64	1.15%	1.65% (f)	1.48% (e),(f)	3.58%	21%	$51,775
(0.40)	$10.90	5.58%	1.70%	1.51% (e)	3.67%	10%	$60,144
(0.40)	$10.71	5.31%	1.70%	1.49% (e)	3.79%	7%	$32,575
(0.43)	$10.56	2.73%	1.70%	1.46% (e)	4.26%	12%	$19,946
(0.37)	$10.72	5.81%	1.71%	1.45% (e)	3.57%	9%	$14,684

(0.22)	$10.58	1.51%	0.69% (d)	0.65% (d),(e)	4.17% (d)	6%	$576,829
(0.47)	$10.64	2.01%	0.70% (f)	0.64% (e),(f)	4.43%	21%	$604,031
(0.49)	$10.90	6.48%	0.75%	0.66% (e)	4.55%	10%	$672,655
(0.49)	$10.71	6.19%	0.75%	0.66% (e)	4.64%	7%	$665,442
(0.51)	$10.56	3.56%	0.75%	0.67% (e)	5.07%	12%	$605,931
(0.46)	$10.72	6.65%	0.76%	0.65% (e)	4.37%	9%	$849,332

(0.22)	$10.57	1.54%	0.63% (d)	0.58% (d)	4.22% (d)	6%	$4,701
(0.48)	$10.63	2.00%	0.61% (f)	0.56% (f)	4.48%	21%	$5,469
(0.50)	$10.90	6.67%	0.62%	0.57%	4.62%	10%	$7,922
(0.50)	$10.70	6.27%	0.61%	0.58%	4.67%	7%	$3,893
(0.51)	$10.55	3.64%	0.63%	0.57%	5.21%	12%	$7,807
(0.26)	$10.71	2.05%	0.61% (d)	0.61% (d)	4.76% (d)	9%	$509
Columbia High Yield Municipal Fund | Semiannual Report 2017	27

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Institutional 3 Class(m)
11/30/2017 (c)	$10.66	0.23	(0.05)	0.18	(0.23)
5/31/2017 (n)	$10.48	0.12	0.18 (i)	0.30	(0.12)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended November 30, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class
05/31/2017	0.02%	0.02%	0.03%	0.02%	0.02%

(g)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(h)	Advisor Class shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(j)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(k)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(l)	Institutional 2 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(m)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(n)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia High Yield Municipal Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.23)	$10.61	1.66%	0.60% (d)	0.55% (d)	4.30% (d)	6%	$873
(0.12)	$10.66	2.86%	0.61% (d)	0.53% (d)	4.62% (d)	21%	$10
Columbia High Yield Municipal Fund | Semiannual Report 2017	29

Notes to Financial Statements
November 30, 2017 (Unaudited)
Note 1. Organization
Columbia High Yield Municipal Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
30	Columbia High Yield Municipal Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia High Yield Municipal Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.54% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2017 was 0.54% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
32	Columbia High Yield Municipal Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Institutional 2 Class shares and 0.025% for Institutional 3 Class shares.
For the six months ended November 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class B	0.02 (a),(b)
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.02

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2017, these minimum account balance fees reduced total expenses of the Fund by $500.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia High Yield Municipal Fund | Semiannual Report 2017	33

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a service fee or distribution fee for Class B shares.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2017, if any, are listed below:
Amount ($)
Class A	91,122
Class C	996
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	October 1, 2017 through September 30, 2018	Prior to October 1, 2017
Class A	0.86%	0.86%
Advisor Class	0.66	0.66
Class C	1.61	1.61
Institutional Class	0.66	0.66
Institutional 2 Class	0.60	0.58
Institutional 3 Class	0.56	0.53
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
34	Columbia High Yield Municipal Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
751,757,000	47,112,000	(31,082,000)	16,030,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	35,721,468	4,244,605	1,961,649	782,878	42,710,600
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $42,348,961 and $58,407,459, respectively, for the six months ended November 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended November 30, 2017.
Columbia High Yield Municipal Fund | Semiannual Report 2017	35

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Municipal securities risk
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At November 30, 2017, one unaffiliated shareholder of record owned 46.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 12.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
36	Columbia High Yield Municipal Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia High Yield Municipal Fund | Semiannual Report 2017	37

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia High Yield Municipal Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
38	Columbia High Yield Municipal Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the sixty-ninth, fifty-ninth and fifty-ninth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
Columbia High Yield Municipal Fund | Semiannual Report 2017	39

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are ranked in the second and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
40	Columbia High Yield Municipal Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia High Yield Municipal Fund | Semiannual Report 2017	41

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
42	Columbia High Yield Municipal Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia High Yield Municipal Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR161_05_H01_(01/18)

SemiAnnual Report
November 30, 2017
Columbia Adaptive Risk Allocation Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Adaptive Risk Allocation Fund   |  Semiannual Report 2017

Columbia Adaptive Risk Allocation Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Adaptive Risk Allocation Fund (the Fund) pursues consistent total returns by seeking to allocate risks across multiple asset classes.
Portfolio management
Jeffrey Knight, CFA
Lead portfolio manager
Managed Fund since 2013
Joshua Kutin, CFA
Portfolio manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended November 30, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	Excluding sales charges	06/19/12	5.26	13.44	3.52	4.97
	Including sales charges		-0.78	6.87	2.29	3.84
Advisor Class*		10/01/14	5.31	13.81	3.69	5.13
Class C	Excluding sales charges	06/19/12	4.83	12.69	2.73	4.19
	Including sales charges		3.83	11.69	2.73	4.19
Institutional Class		06/19/12	5.32	13.71	3.76	5.23
Institutional 2 Class		06/19/12	5.40	13.84	3.84	5.31
Institutional 3 Class*		10/01/14	5.39	13.90	3.77	5.20
Class K		06/19/12	5.35	13.61	3.61	5.06
Class R		06/19/12	5.12	13.28	3.27	4.72
Class T	Excluding sales charges	06/19/12	5.25	13.51	3.53	5.01
	Including sales charges		2.61	10.71	3.01	4.51
Blended Benchmark			7.06	17.10	6.98	7.55
FTSE Three-Month U.S. Treasury Bill Index			0.51	0.77	0.23	0.21
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark, a weighted custom composite established by the Investment Manager, consists of a 60% weighting of the MSCI ACWI All Cap Index (Net) and a 40% weighting of the Bloomberg Barclays Global Aggregate Index. The MSCI ACWI All Cap Index captures large, mid, small and micro cap representation across 23 developed markets countries and large, mid and small cap representation across 23 emerging markets countries. The Bloomberg Barclays Global Aggregate Index is a broad-based benchmark that measures the global investment-grade fixed-rate debt markets.
The FTSE Three-Month U.S. Treasury Bill Index is an unmanaged index that represents the performance of three-month Treasury bills and reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI All Cap Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at November 30, 2017)
Alternative Strategies Funds	10.5
Common Stocks	5.3
Exchange-Traded Funds	1.0
Foreign Government Obligations	7.9
Inflation-Indexed Bonds	12.2
Money Market Funds(a)	49.8
Residential Mortgage-Backed Securities - Agency	4.5
U.S. Treasury Obligations	8.8
Total	100.0

(a)	Includes investments in Money Market Funds (amounting to $1,493.4 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives which provide exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Market exposure by asset class categories (%)(a) (at November 30, 2017)
Equity Assets	45.1
Inflation-Hedging Assets	25.8
Spread Assets	38.6
Interest Rate Assets	42.4
(a) Percentages are based upon net assets. The percentages do not equal 100% due to the effects of leverage within the Fund’s portfolio. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. The Fund’s portfolio composition and its market exposure are subject to change. Inflation-Hedging Assets may include, but are not limited to, direct or indirect investments in commodity-related investments, including certain types of commodities-linked derivatives and notes, and U.S. and non-U.S. inflation-linked bonds. Interest Rate Assets generally include fixed-income securities issued by U.S. and non-U.S. governments. Spread Assets generally include any other fixed-income securities.

Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
June 1, 2017 — November 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,052.60	1,020.05	5.15	5.06	1.00
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,053.10	1,021.31	3.86	3.80	0.75
Class C	1,000.00	1,000.00	1,048.30	1,016.29	8.99	8.85	1.75
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,053.20	1,021.31	3.86	3.80	0.75
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,054.00	1,021.26	3.91	3.85	0.76
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,053.90	1,021.61	3.55	3.50	0.69
Class K	1,000.00	1,000.00	1,053.50	1,020.00	5.20	5.11	1.01
Class R	1,000.00	1,000.00	1,051.20	1,018.80	6.43	6.33	1.25
Class T	1,000.00	1,000.00	1,052.50	1,020.05	5.15	5.06	1.00
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017

Portfolio of Investments
November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 11.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a),(b)	56,210,691	314,779,871
Total Alternative Strategies Funds (Cost $308,071,553)		314,779,871

Common Stocks 6.0%
Issuer	Shares	Value ($)
Real Estate 6.0%
Equity Real Estate Investment Trusts (REITS) 6.0%
Alexandria Real Estate Equities, Inc.	54,000	6,861,240
American Campus Communities, Inc.	43,846	1,858,193
American Homes 4 Rent, Class A	308,343	6,623,208
American Tower Corp.	11,376	1,637,348
AvalonBay Communities, Inc.	32,954	5,975,549
Boston Properties, Inc.	6,253	784,001
Brixmor Property Group, Inc.	158,843	2,870,293
Coresite Realty Corp.	31,003	3,518,220
Corporate Office Properties Trust	123,610	3,750,327
Crown Castle International Corp.	23,024	2,601,712
CubeSmart	126,951	3,623,182
DDR Corp.	155,472	1,186,251
Digital Realty Trust, Inc.	82,866	9,670,462
EPR Properties	59,000	4,001,380
Equinix, Inc.	12,413	5,765,714
Equity LifeStyle Properties, Inc.	93,038	8,402,262
Equity Residential	45,545	3,043,317
Essex Property Trust, Inc.	32,323	7,983,458
Extra Space Storage, Inc.	39,976	3,412,351
First Industrial Realty Trust, Inc.	148,721	4,840,869
Four Corners Property Trust, Inc.	130,213	3,398,559
Getty Realty Corp.	32,835	934,484
GGP, Inc.	113,702	2,671,997
Healthcare Trust of America, Inc., Class A	116,864	3,574,870
Highwoods Properties, Inc.	112,919	5,735,156
Host Hotels & Resorts, Inc.	214,345	4,241,888
Invitation Homes, Inc.	295,244	6,952,996
Macerich Co. (The)	25,862	1,674,565
Mack-Cali Realty Corp.	180,951	4,004,446
Outfront Media, Inc.	50,905	1,194,231
Pebblebrook Hotel Trust	49,318	1,897,263
Common Stocks (continued)
Issuer	Shares	Value ($)
ProLogis, Inc.	60,211	3,987,775
Ramco-Gershenson Properties Trust	77,175	1,112,092
Simon Property Group, Inc.	68,802	11,128,724
SL Green Realty Corp.	77,695	7,942,760
Sun Communities, Inc.	16,908	1,573,458
Sunstone Hotel Investors, Inc.	148,503	2,481,485
Ventas, Inc.	79,820	5,109,278
Total		158,025,364
Total Real Estate		158,025,364
Total Common Stocks (Cost $156,919,001)		158,025,364

Exchange-Traded Funds 1.1%
	Shares	Value ($)
iShares MSCI Canada ETF	1,066,008	30,850,272
Total Exchange-Traded Funds (Cost $30,853,019)		30,850,272

Foreign Government Obligations(c),(d) 9.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 1.0%
Republic of Austria Government Bond(e)
11/22/2022	3.400%	EUR	19,300,000	27,173,773
Belgium 1.0%
Kingdom of Belgium Government Bond(e)
06/22/2024	2.600%	EUR	8,737,000	12,129,971
06/22/2027	0.800%	EUR	11,400,000	13,860,167
Total				25,990,138
France 0.4%
French Republic Government Bond OAT(e)
05/25/2045	3.250%	EUR	1,932,464	3,180,359
05/25/2048	2.000%	EUR	6,170,000	7,965,319
Total				11,145,678
Italy 0.7%
Italy Buoni Poliennali Del Tesoro(e)
09/01/2046	3.250%	EUR	6,274,000	8,035,837
03/01/2047	2.700%	EUR	8,208,000	9,406,482
Total				17,442,319

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan 2.5%
Japan Government 20-Year Bond
03/20/2032	1.600%	JPY	96,400,000	1,015,982
06/20/2032	1.500%	JPY	23,300,000	242,742
09/20/2032	1.700%	JPY	1,695,000,000	18,123,224
06/20/2037	0.600%	JPY	68,950,000	616,692
09/20/2037	0.600%	JPY	1,451,000,000	12,956,181
Japan Government 30-Year Bond
03/20/2037	2.400%	JPY	288,250,000	3,429,395
03/20/2047	0.800%	JPY	1,409,900,000	12,453,634
06/20/2047	0.800%	JPY	337,300,000	2,983,855
09/20/2047	0.800%	JPY	1,565,000,000	13,828,512
Total				65,650,217
Mexico 0.4%
Mexican Bonos
06/10/2021	6.500%	MXN	201,310,000	10,598,165
Netherlands 0.8%
Netherlands Government Bond(e)
07/15/2027	0.750%	EUR	16,085,000	19,662,465
Poland 0.0%
Republic of Poland Government Bond
07/25/2026	2.500%	PLN	4,247,000	1,135,244
Portugal 0.0%
Portugal Obrigacoes do Tesouro OT(e)
10/15/2025	2.875%	EUR	425,000	555,872
Spain 2.1%
Spain Government Bond(e)
01/31/2022	5.850%	EUR	8,716,000	12,845,373
10/31/2024	2.750%	EUR	28,254,000	38,023,314
01/31/2037	4.200%	EUR	3,673,000	5,698,401
Total				56,567,088
United Kingdom 0.1%
United Kingdom Gilt(e)
01/22/2045	3.500%	GBP	832,133	1,503,061
Total Foreign Government Obligations (Cost $236,183,088)				237,424,020

Inflation-Indexed Bonds(c) 13.9%

Australia 0.2%
Australia Government Index-Linked Bond(e)
09/20/2025	3.000%	AUD	5,126,673	4,593,635
Canada 0.2%
Canadian Government Real Return Bond
12/01/2047	1.250%	CAD	5,375,226	4,898,728
Inflation-Indexed Bonds(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
France 1.3%
French Republic Government Bond OAT(e)
07/25/2024	0.250%	EUR	17,189,991	22,584,534
07/25/2040	1.800%	EUR	6,527,277	11,696,588
Total				34,281,122
Germany 0.8%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(e)
04/15/2018	0.750%	EUR	3,182,750	3,792,820
Deutsche Bundesrepublik Inflation-Linked Bond(e)
04/15/2023	0.100%	EUR	11,093,027	14,276,753
04/15/2046	0.100%	EUR	1,726,663	2,427,855
Total				20,497,428
Italy 0.8%
Italy Buoni Poliennali Del Tesoro(e)
09/15/2021	2.100%	EUR	2,291,409	3,039,954
09/15/2024	2.350%	EUR	601,724	827,731
09/15/2026	3.100%	EUR	5,587,403	8,194,680
09/15/2041	2.550%	EUR	6,045,151	9,013,330
Total				21,075,695
Japan 0.3%
Japanese Government CPI-Linked Bond
03/10/2027	0.100%	JPY	867,524,632	8,124,569
New Zealand 0.1%
New Zealand Government Bond(e)
09/20/2025	2.000%	NZD	4,155,702	2,979,391
Spain 0.4%
Spain Government Inflation-Linked Bond(e)
11/30/2024	1.800%	EUR	4,690,436	6,435,493
11/30/2030	1.000%	EUR	3,322,114	4,200,029
Total				10,635,522
Sweden 0.1%
Sweden Inflation-Linked Bond
06/01/2025	1.000%	SEK	25,398,172	3,661,427
United Kingdom 4.5%
United Kingdom Gilt Inflation-Linked(e)
11/22/2056	0.125%	GBP	882,742	2,236,255
United Kingdom Gilt Inflation-Linked Bond(e)
03/22/2024	0.125%	GBP	8,009,136	12,305,214
03/22/2029	0.125%	GBP	3,966,059	6,548,283
03/22/2034	0.750%	GBP	13,822,514	26,901,734
11/22/2037	1.125%	GBP	3,264,432	7,237,014
03/22/2044	0.125%	GBP	9,649,829	20,048,466
03/22/2052	0.250%	GBP	10,612,544	25,836,128

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Inflation-Indexed Bonds(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
11/22/2065	0.125%	GBP	5,716,572	17,060,121
Total				118,173,215
United States 5.2%
U.S. Treasury Inflation-Indexed Bond
04/15/2019	0.125%		11,100,097	11,053,799
01/15/2021	1.125%		6,003,684	6,175,615
01/15/2022	0.125%		22,056,453	21,918,702
01/15/2024	0.625%		23,658,978	23,974,468
07/15/2024	0.125%		8,418,668	8,274,804
01/15/2025	0.250%		21,160,273	20,830,335
07/15/2026	0.125%		21,196,169	20,500,976
02/15/2042	0.750%		10,546,253	10,308,824
02/15/2043	0.625%		9,366,637	8,866,525
02/15/2045	0.750%		6,389,522	6,187,514
Total				138,091,562
Total Inflation-Indexed Bonds (Cost $357,085,473)				367,012,294

Residential Mortgage-Backed Securities - Agency 5.1%

Federal National Mortgage Association(f)
12/18/2032	2.500%		14,084,328	14,053,519
12/13/2047	3.000%		24,000,000	23,939,198
12/13/2047	3.500%		28,750,000	29,478,859
12/13/2047	4.000%		18,550,000	19,380,402
12/13/2047	4.500%		5,300,000	5,637,357
12/13/2047	5.000%		1,400,000	1,513,531
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(f)
12/20/2047	3.500%	39,400,000	40,758,862
Total Residential Mortgage-Backed Securities - Agency (Cost $135,046,062)			134,761,728

U.S. Treasury Obligations 10.0%

U.S. Treasury
02/15/2021	3.625%	30,399,000	31,985,241
11/30/2024	2.125%	94,790,000	93,634,747
08/15/2027	2.250%	71,308,000	70,205,583
11/15/2027	2.250%	69,258,000	68,252,071
Total U.S. Treasury Obligations (Cost $266,002,888)			264,077,642

Money Market Funds 56.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(a),(g)	1,493,395,726	1,493,395,726
Total Money Market Funds (Cost $1,493,388,246)		1,493,395,726
Total Investments (Cost: $2,983,549,330)		3,000,326,917
Other Assets & Liabilities, Net		(354,744,261)
Net Assets		2,645,582,656

At November 30, 2017, securities and/or cash totaling $106,820,300 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,093,897,000 JPY	27,728,743 USD	HSBC	01/12/2018	172,538	—
27,482,714,000 JPY	243,964,236 USD	HSBC	01/12/2018	—	(814,211)
198,958,000 MXN	10,458,270 USD	HSBC	01/12/2018	—	(141,814)
31,085,000 NOK	3,769,664 USD	HSBC	01/12/2018	27,864	—
4,344,000 NZD	2,971,991 USD	HSBC	01/12/2018	4,592	—
3,374,000 PLN	942,405 USD	HSBC	01/12/2018	—	(13,968)
163,250,000 SEK	19,400,111 USD	HSBC	01/12/2018	—	(168,116)
9,471,000 SGD	6,983,535 USD	HSBC	01/12/2018	—	(41,044)
71,796,917 USD	8,061,286,000 JPY	HSBC	01/12/2018	1,999	—
1,701,235 USD	14,148,000 NOK	HSBC	01/12/2018	1,804	—
52,845,417 USD	77,010,000 NZD	HSBC	01/12/2018	—	(239,661)
7,557,779 USD	63,122,000 SEK	HSBC	01/12/2018	8,443	—
2,964,579 USD	3,997,000 SGD	HSBC	01/12/2018	—	(31)
64,638,000 AUD	49,174,005 USD	Morgan Stanley	01/12/2018	292,550	—
83,294,000 CAD	65,401,467 USD	Morgan Stanley	01/12/2018	797,065	—
52,159,000 CHF	53,285,117 USD	Morgan Stanley	01/12/2018	73,863	—
46,183,000 CHF	46,868,185 USD	Morgan Stanley	01/12/2018	—	(246,509)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
65,502,000 DKK	10,426,437 USD	Morgan Stanley	01/12/2018	—	(79,881)
114,486,000 EUR	136,745,673 USD	Morgan Stanley	01/12/2018	92,651	—
257,344,300 EUR	304,752,880 USD	Morgan Stanley	01/12/2018	—	(2,418,970)
6,975,000 GBP	9,449,445 USD	Morgan Stanley	01/12/2018	822	—
164,621,000 GBP	217,093,735 USD	Morgan Stanley	01/12/2018	—	(5,908,656)
72,929,386 USD	96,030,000 AUD	Morgan Stanley	01/12/2018	—	(308,233)
28,746,042 USD	37,048,000 CAD	Morgan Stanley	01/12/2018	—	(10,913)
22,458,301 USD	22,009,000 CHF	Morgan Stanley	01/12/2018	—	(5,292)
4,996,314 USD	31,147,000 DKK	Morgan Stanley	01/12/2018	—	(432)
51,013,507 USD	43,077,000 EUR	Morgan Stanley	01/12/2018	404,154	—
98,581,414 USD	82,573,000 EUR	Morgan Stanley	01/12/2018	—	(20,454)
50,348,615 USD	38,180,000 GBP	Morgan Stanley	01/12/2018	1,371,587	—
106,411,454 USD	78,506,000 GBP	Morgan Stanley	01/12/2018	—	(63,991)
Total				3,249,932	(10,482,176)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	272	12/2017	AUD	35,535,141	237,258	—
Australian 3-Year Bond	70	12/2017	AUD	7,828,734	14,562	—
Euro-Bobl	238	03/2018	EUR	31,541,364	—	(7,879)
Euro-BTP	170	03/2018	EUR	24,172,926	19,215	—
Euro-Bund	451	03/2018	EUR	73,731,045	23,123	—
Euro-Buxl 30-Year	93	03/2018	EUR	15,710,224	27,976	—
Euro-OAT	264	03/2018	EUR	41,782,718	32,931	—
Japanese 10-Year Government Bond	33	12/2017	JPY	4,994,643,585	3,081	—
Long Gilt	435	03/2018	GBP	54,268,051	—	(157,056)
MSCI EAFE Index	3,015	12/2017	USD	304,394,400	6,332,032	—
MSCI Emerging Markets Index	3,354	12/2017	USD	187,824,000	4,548,351	—
S&P 500 E-mini	4,071	12/2017	USD	538,980,045	24,813,705	—
Short Term Euro-BTP	7	03/2018	EUR	797,874	321	—
SPI 200 Index	443	12/2017	AUD	66,294,950	616,503	—
TOPIX Index	498	12/2017	JPY	8,949,060,000	9,872,505	—
U.S. Long Bond	38	03/2018	USD	5,874,773	—	(31,229)
U.S. Treasury 10-Year Note	1,216	03/2018	USD	151,467,562	—	(346,612)
U.S. Treasury 2-Year Note	39	03/2018	USD	8,429,398	—	(3,730)
U.S. Treasury 5-Year Note	214	03/2018	USD	24,933,970	1,265	—
U.S. Treasury 5-Year Note	28	03/2018	USD	3,262,389	—	(6,620)
U.S. Treasury Ultra 10-Year Note	418	03/2018	USD	56,271,954	—	(28,654)
Total					46,542,828	(581,780)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(1,240)	12/2017	EUR	(44,305,200)	—	(3,538)
FTSE 100 Index	(1,061)	12/2017	GBP	(77,760,690)	224,248	—
Total					224,248	(3,538)

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 28	Citi	12/20/2022	1.000	Quarterly	1.813	USD	93,890,000	(3,489,095)	187,780	—	(3,833,417)	532,102	—
Markit CDX Emerging Markets Index, Series 28	Citi	12/20/2022	1.000	Quarterly	1.813	USD	105,700,000	(3,927,973)	211,400	—	(4,244,357)	527,784	—
Markit CDX Emerging Markets Index, Series 28	Citi	12/20/2022	1.000	Quarterly	1.813	USD	3,000,000	(111,484)	6,000	—	(118,713)	13,229	—
Markit CDX Emerging Markets Index, Series 28	Citi	12/20/2022	1.000	Quarterly	1.813	USD	4,000,000	(148,646)	8,000	—	(142,927)	2,281	—
Markit CDX Emerging Markets Index, Series 28	Citi	12/20/2022	1.000	Quarterly	1.813	USD	33,485,000	(1,244,353)	0	—	(1,245,642)	1,289	—
Markit CDX Emerging Markets Index, Series 28	Citi	12/20/2022	1.000	Quarterly	1.813	USD	6,500,000	(241,551)	13,000	—	(219,064)	—	(9,487)
Total									426,180	—	(9,804,120)	1,076,685	(9,487)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	3.177	USD	486,028,000	6,404,002	—	—	6,404,002	—
Markit CDX North America Investment Grade Index, Series 29	Morgan Stanley	12/20/2022	1.000	Quarterly	0.522	USD	154,780,000	730,568	—	—	730,568	—
Total								7,134,570	—	—	7,134,570	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class Shares	11,294,769	55,352,442	(10,436,520)	56,210,691		(573,512)	9,044,422	—	314,779,871
Columbia Real Estate Equity Fund, Institutional 3 Class Shares	5,587,408	23,895	(5,611,303)	—	102,356	2,116,684	(2,045,900)	279,483	—
Columbia Short-Term Cash Fund, 1.213%	1,241,745,376	2,170,986,375	(1,919,336,025)	1,493,395,726		(8,474)	(2,528)	7,701,798	1,493,395,726
Total					102,356	1,534,698	6,995,994	7,981,281	1,808,175,597

(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2017, the value of these securities amounted to $372,276,402, which represents 14.07% of net assets.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at November 30, 2017.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	314,779,871	—	—	—	314,779,871
Common Stocks
Real Estate	158,025,364	—	—	—	158,025,364
Exchange-Traded Funds	30,850,272	—	—	—	30,850,272
Foreign Government Obligations	—	237,424,020	—	—	237,424,020
Inflation-Indexed Bonds	—	367,012,294	—	—	367,012,294
Residential Mortgage-Backed Securities - Agency	—	134,761,728	—	—	134,761,728
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
U.S. Treasury Obligations	170,442,895	93,634,747	—	—	264,077,642
Money Market Funds	—	—	—	1,493,395,726	1,493,395,726
Total Investments	674,098,402	832,832,789	—	1,493,395,726	3,000,326,917
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	3,249,932	—	—	3,249,932
Futures Contracts	46,767,076	—	—	—	46,767,076
Swap Contracts	—	8,211,255	—	—	8,211,255
Liability
Forward Foreign Currency Exchange Contracts	—	(10,482,176)	—	—	(10,482,176)
Futures Contracts	(585,318)	—	—	—	(585,318)
Swap Contracts	—	(9,487)	—	—	(9,487)
Total	720,280,160	833,802,313	—	1,493,395,726	3,047,478,199
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017

Statement of Assets and Liabilities
November 30, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$1,182,089,531
Investments in affiliated issuers, at cost	1,801,459,799
Investments in unaffiliated issuers, at value	1,192,151,320
Investments in affiliated issuers, at value	1,808,175,597
Foreign currency (identified cost $206,973)	206,761
Cash collateral held at broker for:
Swap contracts	7,669,000
Margin deposits on:
Futures contracts	80,666,067
Swap contracts	18,485,233
Unrealized appreciation on forward foreign currency exchange contracts	3,249,932
Unrealized appreciation on swap contracts	1,076,685
Receivable for:
Investments sold	50,219,796
Capital shares sold	9,300,997
Dividends	1,488,393
Interest	4,556,545
Foreign tax reclaims	77,125
Variation margin for futures contracts	11,367,097
Variation margin for swap contracts	11,095,973
Prepaid expenses	10,095
Trustees’ deferred compensation plan	26,637
Other assets	90,957
Total assets	3,199,914,210
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	10,482,176
Unrealized depreciation on swap contracts	9,487
Upfront receipts on swap contracts	9,804,120
Payable for:
Investments purchased	391,540,216
Investments purchased on a delayed delivery basis	135,228,028
Capital shares purchased	2,341,084
Variation margin for futures contracts	3,756,158
Variation margin for swap contracts	981,647
Management services fees	45,967
Distribution and/or service fees	3,853
Transfer agent fees	82,626
Compensation of chief compliance officer	104
Other expenses	29,451
Trustees’ deferred compensation plan	26,637
Total liabilities	554,331,554
Net assets applicable to outstanding capital stock	$2,645,582,656
Represented by
Paid in capital	2,416,473,187
Undistributed net investment income	5,354,395
Accumulated net realized gain	159,739,697
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	10,061,789
Investments - affiliated issuers	6,715,798
Foreign currency translations	86,508
Forward foreign currency exchange contracts	(7,232,244)
Futures contracts	46,181,758
Swap contracts	8,201,768
Total - representing net assets applicable to outstanding capital stock	$2,645,582,656
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017	13

Statement of Assets and Liabilities  (continued)
November 30, 2017 (Unaudited)
Class A
Net assets	$130,714,656
Shares outstanding	11,464,075
Net asset value per share	$11.40
Maximum offering price per share(a)	$12.10
Advisor Class(b)
Net assets	$17,735,311
Shares outstanding	1,541,966
Net asset value per share	$11.50
Class C
Net assets	$107,593,976
Shares outstanding	9,730,740
Net asset value per share	$11.06
Institutional Class(c)
Net assets	$2,370,063,458
Shares outstanding	206,188,042
Net asset value per share	$11.49
Institutional 2 Class(d)
Net assets	$17,250,061
Shares outstanding	1,497,906
Net asset value per share	$11.52
Institutional 3 Class(e)
Net assets	$2,843
Shares outstanding	246
Net asset value per share(f)	$11.54
Class K
Net assets	$3,090
Shares outstanding	270
Net asset value per share(f)	$11.43
Class R
Net assets	$795,489
Shares outstanding	70,394
Net asset value per share	$11.30
Class T
Net assets	$1,423,772
Shares outstanding	124,703
Net asset value per share	$11.42
Maximum offering price per share(g)	$11.71

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(g)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended November 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,536,192
Dividends — affiliated issuers	7,981,281
Interest	4,470,643
Total income	13,988,116
Expenses:
Management services fees	7,747,069
Distribution and/or service fees
Class A	146,538
Class C	509,684
Class R	12,477
Class T	2,240
Transfer agent fees
Class A	30,544
Advisor Class(a)	3,652
Class C	26,575
Institutional Class(b)	543,167
Institutional 2 Class(c)	4,049
Class R	1,308
Class T	469
Plan administration fees
Class K	4
Compensation of board members	25,916
Custodian fees	53,721
Printing and postage fees	45,187
Registration fees	215,028
Audit fees	24,991
Legal fees	29,366
Compensation of chief compliance officer	428
Other	23,897
Total expenses	9,446,310
Expense reduction	(40)
Total net expenses	9,446,270
Net investment income	4,541,846
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,978,234
Investments — affiliated issuers	1,534,698
Capital gain distributions from underlying affiliated funds	102,356
Foreign currency translations	506,264
Forward foreign currency exchange contracts	(23,090,909)
Futures contracts	72,203,099
Swap contracts	9,701,849
Net realized gain	73,935,591
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	171,365
Investments — affiliated issuers	6,995,994
Foreign currency translations	(274,745)
Forward foreign currency exchange contracts	6,629,230
Futures contracts	30,902,220
Swap contracts	4,317,568
Net change in unrealized appreciation (depreciation)	48,741,632
Net realized and unrealized gain	122,677,223
Net increase in net assets resulting from operations	$127,219,069

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017	15

Statement of Changes in Net Assets
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Operations
Net investment income	$4,541,846	$232,258
Net realized gain	73,935,591	127,848,065
Net change in unrealized appreciation (depreciation)	48,741,632	3,493,497
Net increase in net assets resulting from operations	127,219,069	131,573,820
Distributions to shareholders
Net investment income
Class A	—	(1,910,227)
Advisor Class(a)	—	(141,268)
Class C	—	(243,404)
Institutional Class(b)	—	(868,460)
Institutional 2 Class(c)	—	(24,304)
Institutional 3 Class(d)	—	(36)
Class K	—	(31)
Class R	—	(29,257)
Class T	—	(11,021,316)
Net realized gains
Class A	—	(1,740,349)
Advisor Class(a)	—	(103,975)
Class C	—	(773,591)
Institutional Class(b)	—	(639,198)
Institutional 2 Class(c)	—	(17,090)
Institutional 3 Class(d)	—	(24)
Class K	—	(26)
Class R	—	(35,333)
Class T	—	(10,080,281)
Total distributions to shareholders	—	(27,628,170)
Increase in net assets from capital stock activity	484,502,658	1,305,414,282
Total increase in net assets	611,721,727	1,409,359,932
Net assets at beginning of period	2,033,860,929	624,500,997
Net assets at end of period	$2,645,582,656	$2,033,860,929
Undistributed net investment income	$5,354,395	$812,549

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	November 30, 2017 (Unaudited)		May 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,108,472	34,045,210	11,356,840	118,267,708
Distributions reinvested	—	—	351,985	3,569,124
Redemptions	(946,893)	(10,417,316)	(16,421,262)	(171,054,994)
Net increase (decrease)	2,161,579	23,627,894	(4,712,437)	(49,218,162)
Advisor Class(a)
Subscriptions	589,813	6,566,494	892,526	9,419,772
Distributions reinvested	—	—	24,038	245,186
Redemptions	(108,706)	(1,211,518)	(937,711)	(9,739,345)
Net increase (decrease)	481,107	5,354,976	(21,147)	(74,387)
Class C
Subscriptions	1,820,982	19,398,569	4,272,792	43,520,811
Distributions reinvested	—	—	101,737	1,007,198
Redemptions	(1,116,953)	(11,941,617)	(1,645,970)	(16,768,855)
Net increase	704,029	7,456,952	2,728,559	27,759,154
Institutional Class(b)
Subscriptions	54,235,198	601,684,333	173,506,980	1,846,743,172
Distributions reinvested	—	—	119,523	1,219,132
Redemptions	(14,051,100)	(156,630,059)	(10,189,919)	(108,433,001)
Net increase	40,184,098	445,054,274	163,436,584	1,739,529,303
Institutional 2 Class(c)
Subscriptions	901,687	9,984,910	605,341	6,457,550
Distributions reinvested	—	—	4,044	41,332
Redemptions	(60,546)	(678,059)	(113,835)	(1,185,895)
Net increase	841,141	9,306,851	495,550	5,312,987
Class R
Subscriptions	17,012	182,037	586,829	5,986,038
Distributions reinvested	—	—	6,409	64,542
Redemptions	(495,529)	(5,509,903)	(130,982)	(1,348,548)
Net increase (decrease)	(478,517)	(5,327,866)	462,256	4,702,032
Class T
Subscriptions	32,739	355,304	101,125,247	1,048,428,796
Distributions reinvested	—	—	2,076,923	21,101,542
Redemptions	(121,185)	(1,325,727)	(141,258,260)	(1,492,126,983)
Net decrease	(88,446)	(970,423)	(38,056,090)	(422,596,645)
Total net increase	43,804,991	484,502,658	124,333,275	1,305,414,282

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
11/30/2017 (c)	$10.83	0.01	0.56	—	0.57	—	—
5/31/2017	$10.01	(0.01)	1.03	0.00 (f)	1.02	(0.10)	(0.10)
5/31/2016	$10.17	(0.03)	(0.03) (h)	—	(0.06)	—	(0.10)
5/31/2015	$10.24	(0.04)	0.14	0.01	0.11	(0.00) (f)	(0.18)
5/31/2014	$10.06	0.01	0.65	—	0.66	—	(0.48)
5/31/2013 (j)	$10.00	(0.04)	0.47	—	0.43	(0.14)	(0.23)
Advisor Class(k)
11/30/2017 (c)	$10.92	0.03	0.55	—	0.58	—	—
5/31/2017	$10.08	0.02	1.05	0.00 (f)	1.07	(0.13)	(0.10)
5/31/2016	$10.21	(0.01)	(0.02) (h)	—	(0.03)	—	(0.10)
5/31/2015 (l)	$10.13	(0.02)	0.31	—	0.29	(0.03)	(0.18)
Class C
11/30/2017 (c)	$10.55	(0.03)	0.54	—	0.51	—	—
5/31/2017	$9.75	(0.08)	1.01	0.00 (f)	0.93	(0.03)	(0.10)
5/31/2016	$9.98	(0.10)	(0.03) (h)	—	(0.13)	—	(0.10)
5/31/2015	$10.11	(0.11)	0.15	0.01	0.05	—	(0.18)
5/31/2014	$10.03	(0.06)	0.62	—	0.56	—	(0.48)
5/31/2013 (j)	$10.00	(0.12)	0.48	—	0.36	(0.10)	(0.23)
Institutional Class(m)
11/30/2017 (c)	$10.91	0.02	0.56	—	0.58	—	—
5/31/2017	$10.08	0.05	1.01	0.00 (f)	1.06	(0.13)	(0.10)
5/31/2016	$10.21	(0.01)	(0.02) (h)	—	(0.03)	—	(0.10)
5/31/2015	$10.28	(0.02)	0.15	0.01	0.14	(0.03)	(0.18)
5/31/2014	$10.07	0.04	0.65	—	0.69	—	(0.48)
5/31/2013 (j)	$10.00	(0.02)	0.47	—	0.45	(0.15)	(0.23)
Institutional 2 Class(n)
11/30/2017 (c)	$10.93	0.02	0.57	—	0.59	—	—
5/31/2017	$10.10	0.03	1.03	0.00 (f)	1.06	(0.13)	(0.10)
5/31/2016	$10.22	0.00 (f)	(0.02) (h)	—	(0.02)	—	(0.10)
5/31/2015	$10.29	(0.01)	0.15	0.01	0.15	(0.04)	(0.18)
5/31/2014	$10.07	0.07	0.63	—	0.70	—	(0.48)
5/31/2013 (j)	$10.00	(0.03)	0.48	—	0.45	(0.15)	(0.23)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$11.40	5.26%	1.00% (d)	1.00% (d),(e)	0.20% (d)	140%	$130,715
(0.20)	$10.83	10.35% (g)	0.99%	0.99% (e)	(0.07%)	396%	$100,790
(0.10)	$10.01	(0.55%)	1.15%	1.07% (e)	(0.32%)	254%	$140,291
(0.18)	$10.17	1.13% (i)	1.23%	1.06%	(0.35%)	256%	$169,978
(0.48)	$10.24	7.07%	2.01%	0.75%	0.14%	303%	$7,281
(0.37)	$10.06	4.15%	2.97% (d)	0.60% (d)	(0.42%) (d)	76%	$8,139

—	$11.50	5.31%	0.75% (d)	0.75% (d),(e)	0.45% (d)	140%	$17,735
(0.23)	$10.92	10.75% (g)	0.74%	0.74% (e)	0.20%	396%	$11,580
(0.10)	$10.08	(0.25%)	0.90%	0.82% (e)	(0.08%)	254%	$10,908
(0.21)	$10.21	2.87%	0.99% (d)	0.82% (d)	(0.30%) (d)	256%	$11,110

—	$11.06	4.83%	1.75% (d)	1.75% (d),(e)	(0.56%) (d)	140%	$107,594
(0.13)	$10.55	9.59% (g)	1.74%	1.74% (e)	(0.77%)	396%	$95,199
(0.10)	$9.75	(1.26%)	1.90%	1.82% (e)	(1.09%)	254%	$61,386
(0.18)	$9.98	0.48% (i)	1.98%	1.81%	(1.11%)	256%	$52,406
(0.48)	$10.11	6.07%	2.76%	1.50%	(0.65%)	303%	$416
(0.33)	$10.03	3.43%	3.69% (d)	1.33% (d)	(1.19%) (d)	76%	$1,387

—	$11.49	5.32%	0.75% (d)	0.75% (d),(e)	0.45% (d)	140%	$2,370,063
(0.23)	$10.91	10.64% (g)	0.73%	0.73% (e)	0.46%	396%	$1,810,897
(0.10)	$10.08	(0.25%)	0.90%	0.82% (e)	(0.06%)	254%	$25,871
(0.21)	$10.21	1.37% (i)	0.99%	0.78%	(0.17%)	256%	$21,494
(0.48)	$10.28	7.37%	1.76%	0.50%	0.41%	303%	$6,470
(0.38)	$10.07	4.39%	2.66% (d)	0.35% (d)	(0.17%) (d)	76%	$5,156

—	$11.52	5.40%	0.76% (d)	0.76% (d)	0.44% (d)	140%	$17,250
(0.23)	$10.93	10.69% (g)	0.73%	0.73%	0.24%	396%	$7,177
(0.10)	$10.10	(0.15%)	0.79%	0.73%	0.03%	254%	$1,628
(0.22)	$10.22	1.48% (i)	0.86%	0.69%	(0.14%)	256%	$1,647
(0.48)	$10.29	7.47%	1.54%	0.38%	0.68%	303%	$26
(0.38)	$10.07	4.37%	2.66% (d)	0.38% (d)	(0.25%) (d)	76%	$3
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017	19

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Institutional 3 Class(o)
11/30/2017 (c)	$10.95	0.03	0.56	—	0.59	—	—
5/31/2017	$10.11	0.03	1.05	0.00 (f)	1.08	(0.14)	(0.10)
5/31/2016	$10.23	0.00 (f)	(0.02) (h)	—	(0.02)	—	(0.10)
5/31/2015 (p)	$10.15	(0.02)	0.32	—	0.30	(0.04)	(0.18)
Class K
11/30/2017 (c)	$10.85	0.02	0.56	—	0.58	—	—
5/31/2017	$10.03	0.00 (f)	1.03	0.00 (f)	1.03	(0.11)	(0.10)
5/31/2016	$10.18	(0.02)	(0.03) (h)	—	(0.05)	—	(0.10)
5/31/2015	$10.25	(0.03)	0.15	0.01	0.13	(0.02)	(0.18)
5/31/2014	$10.06	0.03	0.64	—	0.67	—	(0.48)
5/31/2013 (j)	$10.00	(0.04)	0.47	—	0.43	(0.14)	(0.23)
Class R
11/30/2017 (c)	$10.75	(0.00) (f)	0.55	—	0.55	—	—
5/31/2017	$9.93	(0.03)	1.03	0.00 (f)	1.00	(0.08)	(0.10)
5/31/2016	$10.11	(0.06)	(0.02) (h)	—	(0.08)	—	(0.10)
5/31/2015	$10.20	(0.08)	0.16	0.01	0.09	—	(0.18)
5/31/2014	$10.05	(0.01)	0.64	—	0.63	—	(0.48)
5/31/2013 (j)	$10.00	(0.07)	0.47	—	0.40	(0.12)	(0.23)
Class T
11/30/2017 (c)	$10.85	0.01	0.56	—	0.57	—	—
5/31/2017	$10.02	(0.02)	1.05	0.00 (f)	1.03	(0.10)	(0.10)
5/31/2016	$10.18	(0.03)	(0.03) (h)	—	(0.06)	—	(0.10)
5/31/2015	$10.25	(0.04)	0.14	0.01	0.11	(0.00) (f)	(0.18)
5/31/2014	$10.06	0.05	0.62	—	0.67	—	(0.48)
5/31/2013 (j)	$10.00	(0.04)	0.47	—	0.43	(0.14)	(0.23)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended November 30, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.02%.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(i)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.
(j)	Based on operations from June 19, 2012 (fund commencement of operations) through the stated period end.
(k)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(l)	Advisor Class shares commenced operations on October 1, 2014. Per share data and total return reflect activity from that date.
(m)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(n)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(o)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(p)	Institutional 3 Class shares commenced operations on October 1, 2014. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$11.54	5.39%	0.69% (d)	0.69% (d)	0.52% (d)	140%	$3
(0.24)	$10.95	10.85% (g)	0.67%	0.67%	0.29%	396%	$3
(0.10)	$10.11	(0.15%)	0.76%	0.69%	0.02%	254%	$2
(0.22)	$10.23	2.98%	0.85% (d)	0.65% (d)	(0.28%) (d)	256%	$3

—	$11.43	5.35%	1.01% (d)	1.01% (d)	0.32% (d)	140%	$3
(0.21)	$10.85	10.43% (g)	0.95%	0.95%	0.01%	396%	$3
(0.10)	$10.03	(0.45%)	1.04%	0.97%	(0.24%)	254%	$3
(0.20)	$10.18	1.25% (i)	1.10%	0.84%	(0.27%)	256%	$3
(0.48)	$10.25	7.18%	1.79%	0.63%	0.35%	303%	$3
(0.37)	$10.06	4.13%	2.90% (d)	0.63% (d)	(0.37%) (d)	76%	$3

—	$11.30	5.12%	1.25% (d)	1.25% (d),(e)	(0.07%) (d)	140%	$795
(0.18)	$10.75	10.15% (g)	1.22%	1.22% (e)	(0.25%)	396%	$5,900
(0.10)	$9.93	(0.75%)	1.38%	1.34% (e)	(0.57%)	254%	$861
(0.18)	$10.11	0.87% (i)	1.48%	1.32%	(0.83%)	256%	$146
(0.48)	$10.20	6.77%	2.26%	1.00%	(0.14%)	303%	$3
(0.35)	$10.05	3.90%	3.14% (d)	0.87% (d)	(0.74%) (d)	76%	$3

—	$11.42	5.25%	1.00% (d)	1.00% (d),(e)	0.19% (d)	140%	$1,424
(0.20)	$10.85	10.43% (g)	0.99%	0.99% (e)	(0.17%)	396%	$2,313
(0.10)	$10.02	(0.55%)	1.14%	1.08%	(0.31%)	254%	$383,552
(0.18)	$10.18	1.13% (i)	1.25%	0.96%	(0.37%)	256%	$174,418
(0.48)	$10.25	7.18%	2.01%	0.75%	0.62%	303%	$183,246
(0.37)	$10.06	4.15%	2.90% (d)	0.62% (d)	(0.42%) (d)	76%	$3
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017	21

Notes to Financial Statements
November 30, 2017 (Unaudited)
Note 1. Organization
Columbia Adaptive Risk Allocation Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund invests significantly in Institutional 3 Class shares of affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
Class K shares are not subject to sales charges; however, this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
22	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables
24	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, to recover an underweight country exposure in its portfolio or to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum
26	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	8,211,255
Equity risk	Net assets — unrealized appreciation on futures contracts	46,407,344
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	3,249,932
Interest rate risk	Net assets — unrealized appreciation on futures contracts	359,732
Total		58,228,263

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	9,487
Credit risk	Upfront receipts on swap contracts	9,804,120
Equity risk	Net assets — unrealized depreciation on futures contracts	3,538
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	10,482,176
Interest rate risk	Net assets — unrealized depreciation on futures contracts	581,780
Total		20,881,101
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	9,701,849	9,701,849
Equity risk	(23,090,909)	72,362,720	—	49,271,811
Interest rate risk	—	(159,621)	—	(159,621)
Total	(23,090,909)	72,203,099	9,701,849	58,814,039

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	4,317,568	4,317,568
Equity risk	—	37,076,926	—	37,076,926
Foreign exchange risk	6,629,230	—	—	6,629,230
Interest rate risk	—	(6,174,706)	—	(6,174,706)
Total	6,629,230	30,902,220	4,317,568	41,849,018
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	1,729,837,328
Futures contracts — short	149,930,765
Credit default swap contracts — sell protection	792,403,781

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	2,991,688	(7,617,077)

*	Based on the ending quarterly outstanding amounts for the six months ended November 30, 2017.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
28	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2017:
	Citi ($)	HSBC ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	11,095,973	11,095,973
Forward foreign currency exchange contracts	-	217,240	3,032,692		3,249,932
Total assets	-	217,240	3,032,692	11,095,973	14,345,905
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	981,647	981,647
Forward foreign currency exchange contracts	-	1,418,845	9,063,331		10,482,176
OTC credit default swap contracts (c)	8,736,922	-	-	-	8,736,922
Total liabilities	8,736,922	1,418,845	9,063,331	981,647	20,200,745
Total financial and derivative net assets	(8,736,922)	(1,201,605)	(6,030,639)	10,114,326	(5,854,840)
Total collateral received (pledged) (d)	(7,669,000)	-	-	-	(7,669,000)
Net amount (e)	(1,067,922)	(1,201,605)	(6,030,639)	10,114,326	1,814,160

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
30	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) a fee that declines from 0.06% to 0.03%, depending on asset levels, on assets invested in affiliated mutual funds, exchange-traded funds and closed-end funds that pay an investment advisory fee to the Investment Manager, (ii) a fee that declines from 0.16% to 0.13%, depending on asset levels, on assets invested in exchange-traded funds and mutual funds that are not managed by the Investment Manager or its affiliates and (iii) a fee that declines from 0.76% to 0.63%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including affiliated
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
mutual funds, exchange-traded funds and closed-end funds advised by the Investment Manager that do not pay an investment advisory fee, third party closed-end funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended November 30, 2017 was 0.66% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds (also referred to as "acquired funds") in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Class K and Institutional 2 Class shares and 0.025% for Institutional 3 Class shares.
32	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
For the six months ended November 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Advisor Class	0.05
Class C	0.05
Institutional Class	0.05
Institutional 2 Class	0.06
Institutional 3 Class	0.02
Class K	0.06
Class R	0.05
Class T	0.05
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2017, these minimum account balance fees reduced total expenses of the Fund by $40.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class C, Class R and Class T shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017	33

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2017, if any, are listed below:
Amount ($)
Class A	379,134
Class C	11,195
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	August 1, 2017 through September 30, 2018	Prior to August 1, 2017
Class A	1.25%	1.25%
Advisor Class	1.00	1.00
Class C	2.00	2.00
Institutional Class	1.00	1.00
Institutional 2 Class	1.00	0.97
Institutional 3 Class	0.95	0.92
Class K	1.25	1.22
Class R	1.50	1.50
Class T	1.25	1.25
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,983,549,000	82,293,000	(18,364,000)	63,929,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
34	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,329,880,585 and $1,375,256,528, respectively, for the six months ended November 30, 2017, of which $1,400,593,868 and $953,812,784, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended November 30, 2017.
Note 8. Significant risks
Commodity-related investment risk
The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017	35

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value even greater and thus result in increased volatility of returns. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund’s risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At November 30, 2017, affiliated shareholders of record owned 89.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
36	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
November 30, 2017 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017	37

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Adaptive Risk Allocation Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
38	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the eighteenth and eighth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one- and three-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are both ranked in the second quintile (where the
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017	39

Board Consideration and Approval of Management
Agreement  (continued)
lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
40	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017	41

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
42	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Adaptive Risk Allocation Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR214_05_H01_(01/18)

SemiAnnual Report
November 30, 2017
Columbia Alternative Beta Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Alternative Beta Fund   |  Semiannual Report 2017

Columbia Alternative Beta Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Alternative Beta Fund (the Fund) seeks to provide shareholders with absolute (positive) returns over a complete market cycle.
Portfolio management
Jeffrey Knight, CFA
Co-lead portfolio manager
Managed Fund since 2015
William Landes, Ph.D.
Co-lead portfolio manager
Managed Fund since 2015
Marc Khalamayzer, CFA
Co-portfolio manager
Managed Fund since 2015
Joshua Kutin, CFA
Co-portfolio manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended November 30, 2017)
		Inception	6 Months cumulative	1 Year	Life
Class A	Excluding sales charges	01/28/15	3.21	7.00	-0.84
	Including sales charges		-2.72	0.88	-2.88
Advisor Class		01/28/15	3.30	7.21	-0.60
Class C	Excluding sales charges	01/28/15	2.91	6.15	-1.54
	Including sales charges		1.91	5.15	-1.54
Institutional Class		01/28/15	3.30	7.34	-0.63
Institutional 2 Class		01/28/15	3.51	7.47	-0.49
Institutional 3 Class		01/28/15	3.40	7.48	-0.44
Class R		01/28/15	3.00	6.68	-1.11
Class T	Excluding sales charges	01/28/15	3.21	6.89	-0.87
	Including sales charges		0.63	4.25	-1.76
FTSE One-Month U.S. Treasury Bill Index			0.47	0.74	0.33
HFRX Global Hedge Fund Index			2.82	6.12	1.45
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge (CDSC) for the first year only. The returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
The Fund’s performance prior to October 1, 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The FTSE One-Month U.S. Treasury Bill Index is an unmanaged index that represents the performance of one-month Treasury bills and reflects reinvestment of all distributions and changes in market prices.
HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Alternative Beta Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at November 30, 2017)
Money Market Funds	100.0
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at November 30, 2017)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	20.5	—	20.5
Commodities Derivative Contracts	27.7	—	27.7
Equity Derivative Contracts	35.2	—	35.2
Foreign Currency Derivative Contracts	18.9	(2.3)	16.6
Total Notional Market Value of Derivative Contracts	102.3	(2.3)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income, commodity and equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments, and Note 2 to the Notes to Consolidated Financial Statements.
Columbia Alternative Beta Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
June 1, 2017 — November 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,032.10	1,018.60	6.57	6.53	1.29
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,033.00	1,019.80	5.35	5.32	1.05
Class C	1,000.00	1,000.00	1,029.10	1,014.84	10.38	10.30	2.04
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,033.00	1,019.85	5.30	5.27	1.04
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,035.10	1,020.61	4.54	4.51	0.89
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,034.00	1,020.86	4.28	4.26	0.84
Class R	1,000.00	1,000.00	1,030.00	1,017.35	7.84	7.79	1.54
Class T	1,000.00	1,000.00	1,032.10	1,018.60	6.57	6.53	1.29
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Alternative Beta Fund | Semiannual Report 2017

Consolidated Portfolio of Investments
November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Money Market Funds 97.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(a),(b)	665,278,680	665,278,680
Total Money Market Funds (Cost $665,276,995)		665,278,680
Total Investments (Cost: $665,276,995)		665,278,680
Other Assets & Liabilities, Net		15,664,375
Net Assets		680,943,055
At November 30, 2017, securities and/or cash totaling $3,163,957 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
202,475,000 JPY	1,805,818 USD	HSBC	01/12/2018	2,448	—
3,400,242,000 JPY	30,162,761 USD	HSBC	01/12/2018	—	(121,947)
10,635,000 AUD	8,059,907 USD	Morgan Stanley	01/12/2018	17,358	—
44,282,000 CAD	34,686,311 USD	Morgan Stanley	01/12/2018	340,354	—
16,205,000 EUR	19,189,221 USD	Morgan Stanley	01/12/2018	—	(153,425)
4,278,000 GBP	5,652,824 USD	Morgan Stanley	01/12/2018	—	(142,331)
1,399,893 USD	1,848,000 AUD	Morgan Stanley	01/12/2018	—	(2,373)
1,531,117 USD	1,950,000 CAD	Morgan Stanley	01/12/2018	—	(18,660)
Total				360,160	(438,736)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Backwardation Excess Return Index(1)	Fixed rate of 0.250%	Monthly	Barclays	11/30/2018	USD	59,411,569	675,867	(6,189)	—	—	669,678	—
Total return on Barclays Dualis Excess Return Index(1)	Fixed rate of 0.580%	Monthly	Barclays	11/30/2018	USD	87,060,572	556,618	(21,040)	—	—	535,578	—
Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index(1)	Fixed rate of 0.400%	Monthly	Barclays	11/30/2018	USD	234,270,525	497,062	(39,045)	—	—	458,017	—
Total return on Barclays Commodity Strategy 1692 Index Excess Return(1)	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	74,274,892	280,420	(15,474)	—	—	264,946	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Alternative Beta Fund | Semiannual Report 2017	5

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays TrendStar+ Alt Roll 2 Index(1)	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	165,565,205	215,130	(41,391)	—	—	173,739	—
Total return on Barclays Commodity Strategy 1692 Index Excess Return(1)	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	15,700,556	58,074	(1,963)	—	—	56,111	—
Total return on Barclays Backwardation Excess Return Index(1)	Fixed rate of 0.250%	Monthly	Barclays	11/30/2018	USD	8,280,145	52,325	(1,323)	—	—	51,002	—
Total return on Barclays Dualis Excess Return Index(1)	Fixed rate of 0.580%	Monthly	Barclays	11/30/2018	USD	7,439,004	37,007	(2,757)	—	—	34,250	—
Total return on Barclays Dualis Excess Return Index(1)	Fixed rate of 0.580%	Monthly	Barclays	11/30/2018	USD	2,194,896	19,094	(318)	—	—	18,776	—
Total return on Barclays Commodity Hedging Insights 2 Index(1)	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	1,392,650	5,586	(52)	—	—	5,534	—
Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index(1)	Fixed rate of 0.400%	Monthly	Barclays	11/30/2018	USD	7,702,284	13,606	(770)	7,537	—	5,299	—
Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index(1)	Fixed rate of 0.400%	Monthly	Barclays	11/30/2018	USD	1,402,672	(1,200)	(47)	1,399	—	—	(2,646)
Total return on Barclays Backwardation Excess Return Index(1)	Fixed rate of 0.250%	Monthly	Barclays	11/30/2018	USD	12,069,531	(3,191)	(754)	—	—	—	(3,945)
Total return on Barclays TrendStar+ Alt Roll 2 Index(1)	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	22,844,348	7,327	(8,757)	8,617	—	—	(10,047)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6	Columbia Alternative Beta Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays TrendStar+ Alt Roll 2 Index(1)	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	4,914,513	(9,232)	(737)	1,923	—	—	(11,892)
Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index(1)	Fixed rate of 0.400%	Monthly	Barclays	11/30/2018	USD	7,988,058	(7,694)	(2,041)	7,533	—	—	(17,268)
Total return on Barclays Commodity Hedging Insights 2 Index(1)	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	85,375,980	(270,304)	(5,336)	—	—	—	(275,640)
Total return on Citi CVICOTS1 Index(1)	Fixed rate of 0.400%	Monthly	Citi	11/30/2018	USD	8,525,445	90,186	(853)	—	—	89,333	—
Total return on Citi CVICOTS1 Index(1)	Fixed rate of 0.400%	Monthly	Citi	11/30/2018	USD	10,846,402	41,924	(2,772)	—	—	39,152	—
Total return on Citi Commodities Liquidity Navigator Index(1)	Fixed rate of 0.290%	Monthly	Citi	11/30/2018	USD	234,098,041	65,018	(28,287)	—	—	36,731	—
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha(1)	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	8,405,837	20,657	(1,611)	—	—	19,046	—
Total return on Citi Commodities Liquidity Navigator Index(1)	Fixed rate of 0.290%	Monthly	Citi	11/30/2018	USD	6,400,882	2,542	(464)	—	—	2,078	—
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha(1)	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	235,640,245	29,987	(29,455)	—	—	532	—
Total return on Citi Commodities Liquidity Navigator Index(1)	Fixed rate of 0.290%	Monthly	Citi	11/30/2018	USD	9,510,795	1,536	(1,762)	—	—	—	(226)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha(1)	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	6,004,172	(1,963)	(450)	—	—	—	(2,413)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Alternative Beta Fund | Semiannual Report 2017	7

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Citi CVICOTS1 Index(1)	Fixed rate of 0.400%	Monthly	Citi	11/30/2018	USD	54,254,835	(276,316)	(9,042)	—	—	—	(285,358)
Total return on Deutsche Bank Currency Valuation - USD Excess Return(1)	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	224,281,932	3,368,976	—	—	—	3,368,976	—
Total return on Deutsche Bank Equity Sector Neutral Value Factor Index - USD Excess Return(1)	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	147,736,902	546,994	—	—	—	546,994	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return(1)	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	8,804,424	238,064	—	—	—	238,064	—
Total return on Deutsche Bank Haven Plus - USD Excess Return(1)	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	44,331,624	223,602	—	—	—	223,602	—
Total return on Deutsche Bank Equity Low Beta Turnover Control Factor Index - USD Excess Return(1)	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	12,656,565	67,899	—	—	—	67,899	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return(1)	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	1,992,629	24,614	—	—	—	24,614	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return(1)	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	2,007,636	12,351	—	—	—	12,351	—
Total return on Deutsche Bank Haven Plus - USD Excess Return(1)	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	1,999,326	12,206	—	—	—	12,206	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8	Columbia Alternative Beta Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Deutsche Bank Equity Sector Neutral Value Factor Index - USD Excess Return(1)	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	5,499,482	12,904	—	2,152	—	10,752	—
Total return on Deutsche Bank Equity Low Beta Turnover Control Factor Index - USD Excess Return(1)	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	504,783	5,071	—	143	—	4,928	—
Total return on Deutsche Bank Equity Sector Neutral Quality Factor Index - USD Excess Return(1)	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	1,594,283	(4,491)	—	624	—	—	(5,115)
Total return on Deutsche Bank Equity Sector Neutral Value Factor Index - USD Excess Return(1)	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	2,120,804	(5,084)	—	846	—	—	(5,930)
Total return on Deutsche Bank Haven Plus - USD Excess Return(1)	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	7,095,475	(37,735)	—	—	—	—	(37,735)
Total return on Deutsche Bank Equity Sector Neutral Value Factor Index - USD Excess Return(1)	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	13,313,688	(72,448)	—	5,022	—	—	(77,470)
Total return on Deutsche Bank Equity Sector Neutral Quality Factor Index - USD Excess Return(1)	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	61,745,825	(418,731)	—	—	—	—	(418,731)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Alternative Beta Fund | Semiannual Report 2017	9

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return(1)	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	359,283,835	1,891,005	—	—	—	1,891,005	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038(1)	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	112,064,880	528,042	(10,273)	—	—	517,769	—
Total return on Goldman Sachs Rates and Bonds Time Series Momentum Index C0205(1)	Fixed rate of -0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	177,975,801	291,816	13,348	—	—	305,164	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115(1)	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	121,229,854	257,070	(13,133)	—	—	243,937	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return(1)	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	9,310,253	88,291	—	—	—	88,291	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114(1)	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	168,089,825	94,571	(12,607)	—	—	81,964	—
Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy(1)	Fixed rate of 0.350%	Monthly	Goldman Sachs International	11/30/2018	USD	22,887,102	62,776	(3,338)	—	—	59,438	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038(1)	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	8,208,506	41,865	(1,154)	—	—	40,711	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return(1)	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	6,793,236	20,143	—	—	—	20,143	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10	Columbia Alternative Beta Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Rates and Bonds Time Series Momentum Index C0205(1)	Fixed rate of -0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	7,408,768	18,965	852	—	—	19,817	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114(1)	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	5,898,347	19,749	(265)	—	—	19,484	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115(1)	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	4,294,229	11,277	(279)	—	—	10,998	—
Total return on Goldman Sachs Rates and Bonds Time Series Momentum Index C0205(1)	Fixed rate of -0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	4,294,370	6,235	193	—	—	6,428	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return(1)	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	3,004,145	5,619	(25)	—	—	5,594	—
Total return on Goldman Sachs Curve Index RP09(1)	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	4,403,432	4,447	(309)	—	—	4,138	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114(1)	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	998,347	3,330	(15)	—	—	3,315	—
Total return on Goldman Sachs Rates and Bonds Time Series Momentum Index C0205(1)	Fixed rate of -0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	1,601,548	1,424	24	—	—	1,448	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038(1)	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	3,010,630	1,124	(166)	—	—	958	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Alternative Beta Fund | Semiannual Report 2017	11

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy(1)	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	501,918	175	(13)	—	—	162	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114(1)	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	16,471,205	1,390	(1,894)	—	—	—	(504)
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115(1)	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	1,002,461	(1,833)	(22)	—	—	—	(1,855)
Total return on Goldman Sachs Curve Index C0210(1)	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	1,801,668	(5,626)	3	—	—	—	(5,623)
Total return on Goldman Sachs FX Volatility Carry Basket Index(1)	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	703,071	(6,681)	(18)	—	—	—	(6,699)
Total return on Goldman Sachs TY Vol Carry Index TY19(1)	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	23,012,406	(8,887)	—	—	—	—	(8,887)
Total return on Goldman Sachs Curve Index RP09(1)	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	6,313,286	(11,240)	(174)	—	—	—	(11,414)
Total return on Goldman Sachs Curve Index C0210(1)	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	8,203,076	(20,778)	41	—	—	—	(20,737)
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115(1)	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	21,109,543	(49,679)	(3,507)	—	—	—	(53,186)
Total return on Goldman Sachs Curve Index C0210(1)	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	8,896,802	(54,463)	114	—	—	—	(54,349)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12	Columbia Alternative Beta Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy(1)	Fixed rate of 0.300%	Monthly	Goldman Sachs International	11/30/2018	USD	45,932,140	(50,226)	(5,741)	—	—	—	(55,967)
Total return on Goldman Sachs FX Volatility Carry Basket Index(1)	Fixed rate of 0.280%	Monthly	Goldman Sachs International	11/30/2018	USD	25,972,365	(108,816)	(3,030)	—	—	—	(111,846)
Total return on Goldman Sachs Volatility Carry US Series 71 Excess Return Strategy Series 71(1)	Fixed rate of 0.300%	Monthly	Goldman Sachs International	11/30/2018	USD	53,389,075	(309,176)	(1,335)	—	—	—	(310,511)
Total return on Goldman Sachs Curve Index RP09(1)	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	239,693,102	(357,667)	(10,986)	—	—	—	(368,653)
Total return on Goldman Sachs Curve Index C0210(1)	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	250,142,106	(1,110,785)	2,085	—	—	—	(1,108,700)
Total return on J.P. Morgan Equity Risk Premium Global Multi-Factor (Long/Short) USD Index, Series 1(1)	Fixed rate of -0.1000%	Monthly	JPMorgan	11/30/2018	USD	171,694,261	711,312	7,154	—	—	718,466	—
Total return on J.P. Morgan Risk Premium Global Low Volatility (Long/Short) USD Index, Series 1(1)	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2018	USD	15,833,709	55,338	—	—	—	55,338	—
Total return on J.P. Morgan Equity Risk Premium Global Multi-Factor (Long/Short) USD Index, Series 1(1)	Fixed rate of -0.1000%	Monthly	JPMorgan	11/30/2018	USD	16,955,236	50,005	1,083	—	—	51,088	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Alternative Beta Fund | Semiannual Report 2017	13

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on J.P. Morgan Equity Risk Premium Global Multi-Factor (Long/Short) USD Index, Series 1(1)	Fixed rate of -0.1000%	Monthly	JPMorgan	11/30/2018	USD	11,213,355	25,317	280	—	—	25,597	—
Total return on J.P. Morgan Risk Premium Global Low Volatility (Long/Short) USD Index, Series 1(1)	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2018	USD	500,173	2,145	—	—	—	2,145	—
Total return on J.P. Morgan Risk Premium Global Low Volatility (Long/Short) USD Index, Series 1(1)	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2018	USD	403,091	(2,290)	—	—	—	—	(2,290)
Total return on J.P. Morgan Equity Risk Premium Global Momentum (Long/Short) USD Index, Series 1(1)	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2018	USD	6,030,355	(48,225)	—	—	—	—	(48,225)
Total return on J.P. Morgan Equity Risk Premium Global Momentum (Long/Short) USD Index, Series 1(1)	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2018	USD	23,359,633	(204,970)	—	—	—	—	(204,970)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index(1)	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	357,115,359	1,049,105	22,320	—	—	1,071,425	—
Total return on Morgan Stanley Cube Global Value Index(1)	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	116,936,011	935,893	9,745	—	—	945,638	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14	Columbia Alternative Beta Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Morgan Stanley Cube Global Quality Index(1)	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	38,931,036	553,357	3,244	—	—	556,601	—
Total return on Morgan Stanley Cube Global Volatility Index(1)	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	51,037,992	329,774	4,253	—	—	334,027	—
Total return on Morgan Stanley Cube Global Quality Index(1)	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	13,428,742	323,690	1,716	—	—	325,406	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index(1)	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	10,910,028	62,500	1,046	—	—	63,546	—
Total return on Morgan Stanley Cube Global Value Index(1)	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	3,500,973	37,738	447	—	—	38,185	—
Total return on Morgan Stanley Cube Global Value Index(1)	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	6,105,669	36,491	305	—	—	36,796	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index(1)	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	8,397,164	22,580	315	—	—	22,895	—
Total return on Morgan Stanley Cube Global Quality Index(1)	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	695,696	12,816	35	—	—	12,851	—
Total return on Morgan Stanley Cube Global Volatility Index(1)	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	3,791,693	11,942	485	—	—	12,427	—
Total return on Morgan Stanley Cube Global Volatility Index(1)	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	1,801,915	8,592	90	—	—	8,682	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index(1)	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	2,303,082	1,163	29	—	—	1,192	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Alternative Beta Fund | Semiannual Report 2017	15

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Morgan Stanley Cube Global Value Index(1)	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	1,109,759	159	19	—	—	178	—
Total return on Morgan Stanley Cube Global Momentum Index(1)	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	1,201,142	(23,494)	45	—	—	—	(23,449)
Total return on Morgan Stanley Cube Global Momentum Index(1)	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	6,019,978	(151,320)	577	—	—	—	(150,743)
Total return on Morgan Stanley Cube Global Momentum Index(1)	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	19,975,771	(458,115)	1,665	—	—	—	(456,450)
Total							10,669,218	(219,461)	35,796	—	14,573,435	(4,159,474)
(1)	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the index are available on the Columbia Alternative Beta Fund’s page of columbiathreadneedleus.com website.
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	538,647,376	238,147,823	(111,516,519)	665,278,680	(1,542)	1,403	3,386,904	665,278,680
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16	Columbia Alternative Beta Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Money Market Funds	—	—	—	665,278,680	665,278,680
Total Investments	—	—	—	665,278,680	665,278,680
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Alternative Beta Fund | Semiannual Report 2017	17

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	360,160	—	—	360,160
Swap Contracts	—	—	14,573,435	—	14,573,435
Liability
Forward Foreign Currency Exchange Contracts	—	(438,736)	—	—	(438,736)
Swap Contracts	—	—	(4,159,474)	—	(4,159,474)
Total	—	(78,576)	10,413,961	665,278,680	675,614,065
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 05/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss)(a) ($)	Change in unrealized appreciation (depreciation)(b) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 11/30/2017 ($)
Total Return Swap Contracts	1,389,791	—	—	9,024,170	—	—	—	—	10,413,961
(a) The realized gain (loss) earned during the period was $12,149,628.
(b) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2017 was $10,413,961.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18	Columbia Alternative Beta Fund | Semiannual Report 2017

Consolidated Statement of Assets and Liabilities
November 30, 2017 (Unaudited)
Assets
Investments in affiliated issuers, at cost	$665,276,995
Investments in affiliated issuers, at value	665,278,680
Cash collateral held at broker for:
Swap contracts	3,163,957
Unrealized appreciation on forward foreign currency exchange contracts	360,160
Unrealized appreciation on swap contracts	14,573,435
Upfront payments on swap contracts	35,796
Receivable for:
Investments sold	39,191
Capital shares sold	2,285,009
Dividends	637,247
Prepaid expenses	2,701
Trustees’ deferred compensation plan	15,860
Other assets	23,262
Total assets	686,415,298
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	438,736
Unrealized depreciation on swap contracts	4,159,474
Payable for:
Investments purchased	11,774
Capital shares purchased	662,084
Management services fees	13,833
Distribution and/or service fees	62
Transfer agent fees	96,902
Compensation of board members	216
Compensation of chief compliance officer	22
Other expenses	73,280
Trustees’ deferred compensation plan	15,860
Total liabilities	5,472,243
Net assets applicable to outstanding capital stock	$680,943,055
Represented by
Paid in capital	663,108,830
Undistributed net investment income	14,436,918
Accumulated net realized loss	(6,939,763)
Unrealized appreciation (depreciation) on:
Investments - affiliated issuers	1,685
Forward foreign currency exchange contracts	(78,576)
Swap contracts	10,413,961
Total - representing net assets applicable to outstanding capital stock	$680,943,055
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Alternative Beta Fund | Semiannual Report 2017	19

Consolidated Statement of Assets and Liabilities  (continued)
November 30, 2017 (Unaudited)
Class A
Net assets	$5,215,112
Shares outstanding	539,921
Net asset value per share	$9.66
Maximum offering price per share(a)	$10.25
Advisor Class(b)
Net assets	$818,276
Shares outstanding	84,347
Net asset value per share	$9.70
Class C
Net assets	$830,151
Shares outstanding	87,059
Net asset value per share	$9.54
Institutional Class(c)
Net assets	$650,359,296
Shares outstanding	67,122,357
Net asset value per share	$9.69
Institutional 2 Class(d)
Net assets	$879,926
Shares outstanding	90,544
Net asset value per share	$9.72
Institutional 3 Class(e)
Net assets	$22,301,053
Shares outstanding	2,291,482
Net asset value per share	$9.73
Class R
Net assets	$9,612
Shares outstanding	1,000
Net asset value per share	$9.61
Class T
Net assets	$529,629
Shares outstanding	54,901
Net asset value per share	$9.65
Maximum offering price per share(f)	$9.90

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T shares.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
20	Columbia Alternative Beta Fund | Semiannual Report 2017

Consolidated Statement of Operations
Six Months Ended November 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$3,386,904
Total income	3,386,904
Expenses:
Management services fees	2,927,917
Distribution and/or service fees
Class A	6,209
Class C	4,873
Class R	24
Class T	851
Transfer agent fees
Class A	5,296
Advisor Class(a)	836
Class C	1,043
Institutional Class(b)	617,117
Institutional 2 Class(c)	175
Institutional 3 Class(d)	1,381
Class R	10
Class T	730
Compensation of board members	13,569
Custodian fees	15,103
Printing and postage fees	63,415
Registration fees	96,757
Audit fees	25,421
Legal fees	7,792
Compensation of chief compliance officer	111
Other	29,990
Total expenses	3,818,620
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(641,079)
Total net expenses	3,177,541
Net investment income	209,363
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	(1,542)
Forward foreign currency exchange contracts	(950,764)
Futures contracts	(369,168)
Swap contracts	12,149,628
Net realized gain	10,828,154
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	1,403
Forward foreign currency exchange contracts	836,880
Futures contracts	285,198
Swap contracts	9,024,170
Net change in unrealized appreciation (depreciation)	10,147,651
Net realized and unrealized gain	20,975,805
Net increase in net assets resulting from operations	$21,185,168

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Alternative Beta Fund | Semiannual Report 2017	21

Consolidated Statement of Changes in Net Assets
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Operations
Net investment income (loss)	$209,363	$(2,380,066)
Net realized gain	10,828,154	5,227,168
Net change in unrealized appreciation (depreciation)	10,147,651	698,926
Net increase in net assets resulting from operations	21,185,168	3,546,028
Distributions to shareholders
Net investment income
Class A	—	(69,437)
Advisor Class(a)	—	(5,310)
Class C	—	(2,054)
Class I(b)	—	(130,658)
Institutional Class(c)	—	(15,068)
Institutional 2 Class(d)	—	(572)
Institutional 3 Class(e)	—	(58)
Class R	—	(32)
Class T	—	(1,461,744)
Total distributions to shareholders	—	(1,684,933)
Increase in net assets from capital stock activity	109,455,073	334,043,572
Total increase in net assets	130,640,241	335,904,667
Net assets at beginning of period	550,302,814	214,398,147
Net assets at end of period	$680,943,055	$550,302,814
Undistributed net investment income	$14,436,918	$14,227,555

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
22	Columbia Alternative Beta Fund | Semiannual Report 2017

Consolidated Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	November 30, 2017 (Unaudited)		May 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	66,236	627,805	306,867	2,842,707
Distributions reinvested	—	—	7,702	69,395
Redemptions	(122,694)	(1,149,072)	(1,688,704)	(15,571,317)
Net decrease	(56,458)	(521,267)	(1,374,135)	(12,659,215)
Advisor Class(a)
Subscriptions	42,402	393,205	30,379	282,580
Distributions reinvested	—	—	582	5,258
Redemptions	(16,808)	(159,784)	(79,166)	(730,905)
Net increase (decrease)	25,594	233,421	(48,205)	(443,067)
Class C
Subscriptions	13,013	121,099	24,091	222,445
Distributions reinvested	—	—	228	2,042
Redemptions	(44,556)	(415,157)	(147,767)	(1,356,311)
Net decrease	(31,543)	(294,058)	(123,448)	(1,131,824)
Class I(b)
Distributions reinvested	—	—	14,447	130,600
Redemptions	—	—	(2,291,506)	(21,539,897)
Net decrease	—	—	(2,277,059)	(21,409,297)
Institutional Class(c)
Subscriptions	15,966,504	150,896,327	57,606,542	536,261,796
Distributions reinvested	—	—	1,655	14,923
Redemptions	(4,363,796)	(41,284,654)	(2,454,556)	(22,830,962)
Net increase	11,602,708	109,611,673	55,153,641	513,445,757
Institutional 2 Class(d)
Subscriptions	100,359	943,877	15,298	139,471
Distributions reinvested	—	—	57	516
Redemptions	(12,310)	(117,148)	(13,860)	(127,124)
Net increase	88,049	826,729	1,495	12,863
Institutional 3 Class(b),(e)
Subscriptions	—	—	2,290,482	21,530,498
Net increase	—	—	2,290,482	21,530,498
Class T
Subscriptions	9,273	86,557	30,502,808	280,253,189
Distributions reinvested	—	—	162,231	1,461,702
Redemptions	(52,065)	(487,982)	(48,351,190)	(447,017,034)
Net decrease	(42,792)	(401,425)	(17,686,151)	(165,302,143)
Total net increase	11,585,558	109,455,073	35,936,620	334,043,572

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Alternative Beta Fund | Semiannual Report 2017	23

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class A
11/30/2017 (c)	$9.36	(0.01)	0.31	0.30	—
5/31/2017	$9.43	(0.09)	0.06	(0.03)	(0.04)
5/31/2016	$9.85	0.05	(0.41)	(0.36)	(0.06)
5/31/2015 (e)	$10.00	(0.05)	(0.10)	(0.15)	—
Advisor Class(f)
11/30/2017 (c)	$9.39	0.00 (g)	0.31	0.31	—
5/31/2017	$9.45	(0.06)	0.05	(0.01)	(0.05)
5/31/2016	$9.86	0.19	(0.53)	(0.34)	(0.07)
5/31/2015 (h)	$10.00	(0.04)	(0.10)	(0.14)	—
Class C
11/30/2017 (c)	$9.27	(0.04)	0.31	0.27	—
5/31/2017	$9.38	(0.16)	0.06	(0.10)	(0.01)
5/31/2016	$9.83	(0.03)	(0.40)	(0.43)	(0.02)
5/31/2015 (i)	$10.00	(0.07)	(0.10)	(0.17)	—
Institutional Class(j)
11/30/2017 (c)	$9.38	0.00 (g)	0.31	0.31	—
5/31/2017	$9.43	(0.03)	0.03	0.00	(0.05)
5/31/2016	$9.86	(0.06)	(0.30)	(0.36)	(0.07)
5/31/2015 (k)	$10.00	(0.04)	(0.10)	(0.14)	—
Institutional 2 Class(l)
11/30/2017 (c)	$9.39	0.01	0.32	0.33	—
5/31/2017	$9.45	(0.03)	0.03	0.00	(0.06)
5/31/2016	$9.86	0.07	(0.40)	(0.33)	(0.08)
5/31/2015 (m)	$10.00	(0.03)	(0.11)	(0.14)	—
Institutional 3 Class(n)
11/30/2017 (c)	$9.41	0.01	0.31	0.32	—
5/31/2017	$9.45	(0.01)	0.03	0.02	(0.06)
5/31/2016	$9.86	0.07	(0.40)	(0.33)	(0.08)
5/31/2015 (o)	$10.00	(0.03)	(0.11)	(0.14)	—
Class R
11/30/2017 (c)	$9.33	(0.02)	0.30	0.28	—
5/31/2017	$9.41	(0.10)	0.05	(0.05)	(0.03)
5/31/2016	$9.84	0.01	(0.40)	(0.39)	(0.04)
5/31/2015 (p)	$10.00	(0.05)	(0.11)	(0.16)	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
24	Columbia Alternative Beta Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$9.66	3.21%	1.50% (d)	1.29% (d)	(0.19%) (d)	0%	$5,215
(0.04)	$9.36	(0.28%)	1.61%	1.41%	(0.95%)	71%	$5,582
(0.06)	$9.43	(3.67%)	2.09%	1.39%	0.49%	32%	$18,579
—	$9.85	(1.50%)	2.08% (d)	1.50% (d)	(1.42%) (d)	28%	$4,470

—	$9.70	3.30%	1.26% (d)	1.05% (d)	0.06% (d)	0%	$818
(0.05)	$9.39	(0.06%)	1.36%	1.15%	(0.66%)	71%	$552
(0.07)	$9.45	(3.42%)	1.83%	1.12%	2.03%	32%	$1,010
—	$9.86	(1.40%)	1.80% (d)	1.23% (d)	(1.09%) (d)	28%	$10

—	$9.54	2.91%	2.25% (d)	2.04% (d)	(0.94%) (d)	0%	$830
(0.01)	$9.27	(1.03%)	2.36%	2.16%	(1.68%)	71%	$1,100
(0.02)	$9.38	(4.42%)	2.84%	2.14%	(0.34%)	32%	$2,272
—	$9.83	(1.70%)	2.83% (d)	2.25% (d)	(2.18%) (d)	28%	$932

—	$9.69	3.30%	1.25% (d)	1.04% (d)	0.07% (d)	0%	$650,359
(0.05)	$9.38	0.05%	1.36%	1.08%	(0.28%)	71%	$520,564
(0.07)	$9.43	(3.63%)	1.84%	1.12%	(0.56%)	32%	$3,450
—	$9.86	(1.40%)	1.83% (d)	1.23% (d)	(1.09%) (d)	28%	$34,686

—	$9.72	3.51%	1.10% (d)	0.89% (d)	0.23% (d)	0%	$880
(0.06)	$9.39	(0.02%)	1.21%	0.93%	(0.33%)	71%	$23
(0.08)	$9.45	(3.37%)	1.62%	1.04%	0.69%	32%	$9
—	$9.86	(1.40%)	1.63% (d)	1.17% (d)	(1.03%) (d)	28%	$10

—	$9.73	3.40%	1.05% (d)	0.84% (d)	0.26% (d)	0%	$22,301
(0.06)	$9.41	0.21%	1.18%	0.88%	(0.07%)	71%	$21,559
(0.08)	$9.45	(3.34%)	1.57%	0.99%	0.72%	32%	$9
—	$9.86	(1.40%)	1.58% (d)	1.12% (d)	(0.98%) (d)	28%	$10

—	$9.61	3.00%	1.75% (d)	1.54% (d)	(0.44%) (d)	0%	$10
(0.03)	$9.33	(0.50%)	1.89%	1.63%	(1.10%)	71%	$9
(0.04)	$9.41	(3.92%)	2.33%	1.64%	0.09%	32%	$9
—	$9.84	(1.60%)	2.33% (d)	1.73% (d)	(1.59%) (d)	28%	$10
Columbia Alternative Beta Fund | Semiannual Report 2017	25

Consolidated Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class T
11/30/2017 (c)	$9.35	(0.01)	0.31	0.30	—
5/31/2017	$9.42	(0.09)	0.06	(0.03)	(0.04)
5/31/2016	$9.84	0.02	(0.38)	(0.36)	(0.06)
5/31/2015 (q)	$10.00	(0.05)	(0.11)	(0.16)	—

Notes to Consolidated Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended November 30, 2017 (unaudited).
(d)	Annualized.
(e)	Class A shares commenced operations on January 28, 2015. Per share data and total return reflect activity from that date.
(f)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(g)	Rounds to zero.
(h)	Advisor Class shares commenced operations on January 28, 2015. Per share data and total return reflect activity from that date.
(i)	Class C shares commenced operations on January 28, 2015. Per share data and total return reflect activity from that date.
(j)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(k)	Institutional Class shares commenced operations on January 28, 2015. Per share data and total return reflect activity from that date.
(l)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(m)	Institutional 2 Class shares commenced operations on January 28, 2015. Per share data and total return reflect activity from that date.
(n)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(o)	Institutional 3 Class shares commenced operations on January 28, 2015. Per share data and total return reflect activity from that date.
(p)	Class R shares commenced operations on January 28, 2015. Per share data and total return reflect activity from that date.
(q)	Class T shares commenced operations on January 28, 2015. Per share data and total return reflect activity from that date.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
26	Columbia Alternative Beta Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$9.65	3.21%	1.50% (d)	1.29% (d)	(0.19%) (d)	0%	$530
(0.04)	$9.35	(0.28%)	1.61%	1.39%	(0.93%)	71%	$913
(0.06)	$9.42	(3.68%)	2.09%	1.38%	0.24%	32%	$167,528
—	$9.84	(1.60%)	2.07% (d)	1.48% (d)	(1.35%) (d)	28%	$114,125
Columbia Alternative Beta Fund | Semiannual Report 2017	27

Notes to Consolidated Financial Statements
November 30, 2017 (Unaudited)
Note 1. Organization
Columbia Alternative Beta Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CAAF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At November 30, 2017, the Subsidiary financial statement information is as follows:
CAAF Offshore Fund, Ltd.
% of consolidated fund net assets	24.70%
Net assets	$168,175,433
Net investment loss	(81,763)
Net realized gain	10,517,433
Net change in unrealized appreciation (depreciation)	2,855,282
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
28	Columbia Alternative Beta Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging)
Columbia Alternative Beta Fund | Semiannual Report 2017	29

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
30	Columbia Alternative Beta Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Columbia Alternative Beta Fund | Semiannual Report 2017	31

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
Total return swap contracts
The Fund entered into total return swap contracts to manage long or short exposure to the total return on a reference security index in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2017:
	Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	463,316*
Credit risk	Upfront payments on swap contracts	16,469
Equity risk	Net assets — unrealized appreciation on swap contracts	6,918,089*
Equity risk	Upfront payments on swap contracts	8,787
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	360,160
Foreign exchange risk	Net assets — unrealized appreciation on swap contracts	4,798,949*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	506,596*
Interest rate risk	Upfront payments on swap contracts	10,540
Commodity-related investment risk	Net assets — unrealized appreciation on swap contracts	1,886,485*
Total		14,969,391

Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	19,914*
Equity risk	Net assets — unrealized depreciation on swap contracts	1,449,340*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	438,736
Foreign exchange risk	Net assets — unrealized depreciation on swap contracts	522,336*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	1,211,348*
Commodity-related investment risk	Net assets — unrealized depreciation on swap contracts	956,536*
Total		4,598,210

32	Columbia Alternative Beta Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended November 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	—	9,745,413	9,745,413
Credit risk	—	—	1,022,152	1,022,152
Equity risk	—	(369,168)	10,681,815	10,312,647
Foreign exchange risk	(950,764)	—	(3,951,276)	(4,902,040)
Interest rate risk	—	—	(5,348,476)	(5,348,476)
Total	(950,764)	(369,168)	12,149,628	10,829,696

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	—	3,222,632	3,222,632
Credit risk	—	—	387,413	387,413
Equity risk	—	285,198	1,442,763	1,727,961
Foreign exchange risk	836,880	—	5,033,615	5,870,495
Interest rate risk	—	—	(1,062,253)	(1,062,253)
Total	836,880	285,198	9,024,170	10,146,248
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	1,691,551

Derivative instrument	Average unrealized appreciation ($)**	Average unrealized depreciation ($)**
Forward foreign currency exchange contracts	285,920	(359,410)
Total return swap contracts	13,170,297	(4,464,649)

*	Based on the ending daily outstanding amounts for the six months ended November 30, 2017.
**	Based on the ending quarterly outstanding amounts for the six months ended November 30, 2017.
Columbia Alternative Beta Fund | Semiannual Report 2017	33

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2017:
	Barclays ($)(a)	Barclays ($)(a)	Citi ($)	Deutsche Bank ($)	Goldman Sachs International ($)(a)	Goldman Sachs International ($)(a)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	-	-	-	-	-	2,448	-	357,712	360,160
OTC total return swap contracts (b)	644,592	1,635,875	186,872	4,512,681	3,257,026	63,738	-	852,634	3,429,849	14,583,267
Total assets	644,592	1,635,875	186,872	4,512,681	3,257,026	63,738	2,448	852,634	3,787,561	14,943,427
Liabilities
Forward foreign currency exchange contracts	-	-	-	-	-	-	121,947	-	316,789	438,736
OTC total return swap contracts (b)	22,381	279,585	287,997	538,489	1,738,864	380,067	-	255,485	630,642	4,133,510
Total liabilities	22,381	279,585	287,997	538,489	1,738,864	380,067	121,947	255,485	947,431	4,572,246
Total financial and derivative net assets	622,211	1,356,290	(101,125)	3,974,192	1,518,162	(316,329)	(119,499)	597,149	2,840,130	10,371,181
Total collateral received (pledged) (c)	554,158	-	(101,125)	-	1,290,000	(316,329)	-	-	2,130,000	3,556,704
Net amount (d)	68,053	1,356,290	-	3,974,192	228,162	-	(119,499)	597,149	710,130	6,814,477

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Over-the-Counter (OTC) Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
34	Columbia Alternative Beta Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.96% to 0.93% as the Fund’s net assets increase. The annualized effective management fee rate, net of fee waivers, for the six months ended November 30, 2017 was 0.75% of the Fund’s average daily net assets.
Effective October 1, 2016, the Investment Manager has contractually agreed to waive 0.21% of the management fee through September 30, 2019.
Subadvisory agreement
The Fund’s Board of Trustees has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of November 30, 2017, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Columbia Alternative Beta Fund | Semiannual Report 2017	35

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Institutional 2 Class shares and 0.025% for Institutional 3 Class shares.
For the six months ended November 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.21
Advisor Class	0.21
Class C	0.21
Institutional Class	0.21
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.21
Class T	0.21
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Consolidated Statement of Operations. For the six months ended November 30, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
36	Columbia Alternative Beta Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class T shares of the Fund, respectively.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2017, if any, are listed below:
Amount ($)
Class A	2,792
Class C	320
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	October 1, 2017 through September 30, 2018	Prior to October 1, 2017
Class A	1.38%	1.38%
Advisor Class	1.13	1.13
Class C	2.13	2.13
Institutional Class	1.13	1.13
Institutional 2 Class	1.00	1.01
Institutional 3 Class	0.94	0.96
Class R	1.63	1.63
Class T	1.38	1.38
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Reflected in the cap commitments is the Investment Manager’s contractual agreement to waive 0.21% of its management fee, with this waiver agreement in effect through September 30, 2019, unless sooner terminated at the sole discretion of the Board of Trustees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Alternative Beta Fund | Semiannual Report 2017	37

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
At November 30, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
665,313,000	14,935,000	(4,598,000)	10,337,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	9,504,956	680,816	10,185,772
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended November 30, 2017, there were no purchases or proceeds from the sale of securities other than short-term investment transactions and derivative activity, if any. Only the amount of long-term security purchases and sales activity, excluding derivatives, impacts the portfolio turnover reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.
The Fund had no borrowings during the six months ended November 30, 2017.
38	Columbia Alternative Beta Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
Note 8. Significant risks
Alternative strategies investment risk
An investment in alternative investment strategies (Alternative Strategies) involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the fund may lose money.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At November 30, 2017, affiliated shareholders of record owned 99.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Alternative Beta Fund | Semiannual Report 2017	39

Board Consideration and Approval of Management Agreement and Subadvisory Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser) with respect to Columbia Alternative Beta Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreement (collectively, the Agreements).
In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement and the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;[1]
•	The terms and conditions of the Agreements;
•	The subadvisory fees, if any, payable by the Investment Manager under the Subadvisory Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;

[1]	The Investment Manager has also agreed to waive a specified portion of the management fee through September 30, 2019.
40	Columbia Alternative Beta Fund | Semiannual Report 2017

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s and the Subadviser’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Agreements
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager’s affiliates under the Agreements and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager’s affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s and the Subadviser’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager’s and the Subadviser’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. The Board also noted that the Board had approved the Subadviser’s code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser’s compliance program.
The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the Investment Manager’s rationale for recommending the continuation of the Subadvisory Agreement, and the process for monitoring the Subadviser’s ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and
Columbia Alternative Beta Fund | Semiannual Report 2017	41

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement and the Subadvisory Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the ninety-third percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.
The Committee and the Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the Subadvisory Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are both ranked in the second quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadviser charges to its other clients, and noted that the Investment Manager pays the fees of the Subadviser. The Committee and the Board noted that the Subadviser was not currently managing any assets under the Subadvisory Agreement, but that the Investment Manager could, in the future, allocate investments to be managed by the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement and the Subadvisory Agreement.
42	Columbia Alternative Beta Fund | Semiannual Report 2017

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
The Committee and the Board noted that the Subadvisory Agreement did not contain breakpoints. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser’s ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager’s cost of compensating and overseeing the Fund’s subadvisers.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Other benefits to the Investment Manager and Subadviser
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager and the Subadviser by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed
Columbia Alternative Beta Fund | Semiannual Report 2017	43

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement.
44	Columbia Alternative Beta Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Alternative Beta Fund | Semiannual Report 2017	45

Columbia Alternative Beta Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR259_05_H01_(01/18)

SemiAnnual Report
November 30, 2017
Columbia Diversified Absolute Return Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Diversified Absolute Return Fund   |  Semiannual Report 2017

Columbia Diversified Absolute Return Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Diversified Absolute Return Fund (the Fund) seeks to provide shareholders with absolute (positive) returns.
Portfolio management
Jeffrey Knight, CFA
Lead manager
Managed Fund since 2015
Brian Virginia
Co-manager
Managed Fund since 2015
Joshua Kutin, CFA
Co-manager
Managed Fund since 2015
Alexander Wilkinson
Co-manager
Managed Fund since January 2017
Average annual total returns (%) (for the period ended November 30, 2017)
		Inception	6 Months cumulative	1 Year	Life
Class A	Excluding sales charges	02/19/15	-0.52	1.93	-1.50
	Including sales charges		-6.22	-3.94	-3.58
Advisor Class		02/19/15	-0.31	2.14	-1.25
Class C	Excluding sales charges	02/19/15	-0.96	1.08	-2.25
	Including sales charges		-1.95	0.08	-2.25
Institutional Class		02/19/15	-0.41	2.67	-1.07
Institutional 2 Class		02/19/15	-0.31	2.45	-1.10
Institutional 3 Class*		03/01/17	-0.31	2.68	-1.24
Class T	Excluding sales charges	02/19/15	-0.51	3.75	-0.83
	Including sales charges		-3.01	1.15	-1.75
FTSE One-Month U.S. Treasury Bill Index			0.47	0.74	0.34
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The FTSE One-Month U.S. Treasury Bill Index is an unmanaged index that represents the performance of one-month Treasury bills and reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown — long positions (%) (at November 30, 2017)
Common Stocks	64.8
Convertible Bonds	0.4
Corporate Bonds & Notes	9.0
Exchange-Traded Funds	14.3
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(a)	76.7
Total	165.2

(a)	Includes investments in Money Market Funds (amounting to $46.3 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives which provide exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.
Percentages indicated are based upon total investments, net of investments sold short. The Fund’s portfolio composition is subject to change.
Portfolio breakdown — short positions (%) (at November 30, 2017)
Common Stocks	(65.2)
Percentages indicated are based upon total investments, net of investments sold short. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at November 30, 2017)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	38.0	(26.1)	11.9
Commodities Derivative Contracts	25.9	—	25.9
Equity Derivative Contracts	49.0	(2.2)	46.8
Foreign Currency Derivative Contracts	27.7	(12.3)	15.4
Total Notional Market Value of Derivative Contracts	140.6	(40.6)	100.0
(a) The Fund has market exposure (long and/or short) to through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments, and Note 2 to the Notes to Consolidated Financial Statements.

Columbia Diversified Absolute Return Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
June 1, 2017 — November 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	994.80	1,011.33	13.70	13.82	2.74
Advisor Class (formerly Class R4)	1,000.00	1,000.00	996.90	1,012.58	12.46	12.56	2.49
Class C	1,000.00	1,000.00	990.40	1,007.62	17.36	17.51	3.48
Institutional Class (formerly Class Z)	1,000.00	1,000.00	995.90	1,012.63	12.41	12.51	2.48
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	996.90	1,013.24	11.81	11.91	2.36
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	996.90	1,013.49	11.56	11.66	2.31
Class T	1,000.00	1,000.00	994.90	1,011.33	13.70	13.82	2.74
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Portfolio of Investments
November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 50.0%
Issuer	Shares	Value ($)
Consumer Discretionary 7.3%
Hotels, Restaurants & Leisure 1.7%
International Game Technology PLC(a)	7,209	198,175
Melco Resorts & Entertainment Ltd., ADR(a)	7,517	196,269
Norwegian Cruise Line Holdings Ltd.(a),(b)	2,451	132,746
Royal Caribbean Cruises Ltd.(a)	2,838	351,572
Six Flags Entertainment Corp.(a)	2,259	147,784
Starbucks Corp.(a)	2,146	124,082
Yum China Holdings, Inc.(a)	4,086	166,831
Total		1,317,459
Household Durables 0.7%
Mohawk Industries, Inc.(a),(b)	1,987	561,546
Internet & Direct Marketing Retail 0.9%
Amazon.com, Inc.(a),(b)	145	170,629
Expedia, Inc.(a)	1,325	162,313
Liberty Interactive Corp., Class A(a),(b)	13,706	334,426
Total		667,368
Leisure Products 0.3%
Hasbro, Inc.(a)	2,699	251,061
Media 1.1%
Charter Communications, Inc., Class A(a),(b)	97	31,643
Comcast Corp., Class A(a)	11,521	432,498
DISH Network Corp., Class A(a),(b)	5,074	256,998
Liberty Global PLC, Class A(b)	5,336	169,471
Total		890,610
Multiline Retail 0.3%
Dollar General Corp.(a)	2,024	178,274
Macy’s, Inc.(a)	2,080	49,504
Total		227,778
Specialty Retail 1.4%
Best Buy Co., Inc.(a)	2,400	143,064
Burlington Stores, Inc.(a),(b)	1,675	178,170
Gap, Inc. (The)(a)	2,800	90,468
Home Depot, Inc. (The)	1,259	226,393
Lowe’s Companies, Inc.(a)	2,652	221,097
Ulta Beauty, Inc.(a),(b)	941	208,629
Total		1,067,821
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.9%
Canada Goose Holdings, Inc.(a),(b)	7,345	197,433
PVH Corp.(a)	2,458	330,724
Ralph Lauren Corp.(a)	1,784	169,748
Total		697,905
Total Consumer Discretionary		5,681,548
Consumer Staples 2.8%
Beverages 0.5%
PepsiCo, Inc.(a)	3,083	359,231
Food & Staples Retailing 0.5%
CVS Health Corp.(a)	2,127	162,928
SYSCO Corp.(a)	2,500	144,325
Wal-Mart Stores, Inc.(a)	843	81,965
Total		389,218
Food Products 0.8%
Archer-Daniels-Midland Co.(a)	355	14,157
ConAgra Foods, Inc.(a)	4,350	162,386
Kellogg Co.	4,046	267,683
Pilgrim’s Pride Corp.(a),(b)	5,210	191,051
Total		635,277
Household Products 0.2%
Energizer Holdings, Inc.(a)	3,550	163,051
Personal Products 0.1%
Nu Skin Enterprises, Inc., Class A(a)	1,171	79,523
Tobacco 0.7%
Altria Group, Inc.(a)	1,583	107,375
Philip Morris International, Inc.(a)	4,187	430,214
Total		537,589
Total Consumer Staples		2,163,889
Energy 3.0%
Energy Equipment & Services 0.8%
Patterson-UTI Energy, Inc.(a)	11,204	241,895
TechnipFMC PLC(a)	5,377	153,997
Tenaris SA, ADR(a)	6,280	183,627
Total		579,519

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	5

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 2.2%
BP PLC, ADR	3,957	158,557
ConocoPhillips (a)	5,396	274,548
Continental Resources, Inc.(a),(b)	4,000	189,320
EOG Resources, Inc.(a)	1,561	159,722
Marathon Oil Corp.	11,406	169,265
Murphy Oil Corp.(a)	6,126	171,222
RSP Permian, Inc.(a),(b)	4,606	169,178
Suncor Energy, Inc.(a)	6,176	214,678
Valero Energy Corp.(a)	2,168	185,624
World Fuel Services Corp.(a)	1,909	53,586
Total		1,745,700
Total Energy		2,325,219
Financials 8.4%
Banks 4.1%
Bank of America Corp.(a)	17,353	488,834
Bank of the Ozarks(a)	9,783	471,736
BB&T Corp.(a)	8,975	443,545
Citigroup, Inc.(a)	6,444	486,522
Citizens Financial Group, Inc.(a)	4,150	168,905
Comerica, Inc.(a)	1,349	112,385
First Republic Bank(a)	3,407	325,505
Regions Financial Corp.(a)	9,900	164,241
SunTrust Banks, Inc.	6,066	373,848
Zions Bancorporation(a)	3,257	161,384
Total		3,196,905
Capital Markets 1.1%
Bank of New York Mellon Corp. (The)(a)	4,966	271,839
Franklin Resources, Inc.(a)	1,882	81,585
Invesco Ltd.(a)	4,647	168,082
Lazard Ltd., Class A(a)	3,516	173,163
S&P Global, Inc.(a)	996	164,818
Total		859,487
Consumer Finance 0.4%
Capital One Financial Corp.(a)	2,120	195,040
Navient Corp.(a)	9,439	119,026
Total		314,066
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.4%
Berkshire Hathaway, Inc., Class B(a),(b)	1,548	298,779
Insurance 2.4%
Aflac, Inc.(a)	6,406	561,422
Allstate Corp. (The)(a)	711	72,991
Everest Re Group Ltd.(a)	1,506	330,718
Lincoln National Corp.(a)	279	21,357
Old Republic International Corp.(a)	7,600	159,372
Prudential Financial, Inc.(a)	3,794	439,497
Unum Group(a)	2,550	144,381
WR Berkley Corp.(a)	2,999	207,291
Total		1,937,029
Total Financials		6,606,266
Health Care 5.3%
Biotechnology 1.5%
Alder Biopharmaceuticals, Inc.(a),(b)	3,801	41,811
Alexion Pharmaceuticals, Inc.(a),(b)	2,132	234,115
Biogen, Inc.(a),(b)	748	240,983
Celgene Corp.(a),(b)	1,365	137,633
Immunomedics, Inc.(a),(b)	3,308	35,925
Puma Biotechnology, Inc.(a),(b)	1,546	163,721
TESARO, Inc.(a),(b)	2,113	178,760
Vertex Pharmaceuticals, Inc.(a),(b)	1,255	181,084
Total		1,214,032
Health Care Equipment & Supplies 1.5%
Baxter International, Inc.(a)	2,500	163,825
Medtronic PLC	5,004	410,979
Nevro Corp.(a),(b)	1,542	115,372
Quotient Ltd.(b)	25,995	126,076
STERIS PLC	1,725	155,181
Varian Medical Systems, Inc.(a),(b)	1,472	164,496
Total		1,135,929

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.1%
Centene Corp.(a),(b)	1,721	175,697
Envision Healthcare Corp.(a),(b)	3,845	122,771
Express Scripts Holding Co.(a),(b)	2,505	163,276
UnitedHealth Group, Inc.(a)	1,291	294,567
WellCare Health Plans, Inc.(a),(b)	479	102,022
Total		858,333
Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc.(a)	482	33,374
Charles River Laboratories International, Inc.(a),(b)	1,333	138,898
Total		172,272
Pharmaceuticals 1.0%
Allergan PLC(a)	1,999	347,486
Mallinckrodt PLC(b)	4,717	102,925
Perrigo Co. PLC	1,737	151,484
Pfizer, Inc.(a)	5,742	208,205
Total		810,100
Total Health Care		4,190,666
Industrials 6.8%
Aerospace & Defense 1.3%
Boeing Co. (The)(a)	622	172,170
L3 Technologies, Inc.(a)	3,676	730,017
Textron, Inc.(a)	2,541	141,559
Total		1,043,746
Airlines 1.0%
Alaska Air Group, Inc.(a)	2,134	147,609
American Airlines Group, Inc.(a)	2,871	144,957
Copa Holdings SA, Class A(a)	1,115	149,622
Delta Air Lines, Inc.(a)	4,384	232,001
Southwest Airlines Co.(a)	2,050	124,373
Total		798,562
Building Products 0.3%
Masco Corp.(a)	4,795	205,753
Commercial Services & Supplies 0.2%
Pitney Bowes, Inc.(a)	11,200	119,504
Construction & Engineering 0.2%
Fluor Corp.(a)	3,750	181,538
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.2%
AMETEK, Inc.(a)	1,918	139,419
Industrial Conglomerates 0.7%
Carlisle Companies, Inc.(a)	4,820	554,155
Machinery 2.3%
Allison Transmission Holdings, Inc.(a)	3,850	158,004
Crane Co.(a)	1,921	163,996
Gardner Denver Holdings, Inc.(a),(b)	6,247	202,465
Graco, Inc.(a)	1,275	167,777
Ingersoll-Rand PLC(a)	4,557	399,285
REV Group, Inc.(a)	12,912	352,627
Snap-On, Inc.(a)	2,117	358,683
Total		1,802,837
Professional Services —%
Robert Half International, Inc.(a)	450	25,668
Road & Rail 0.3%
Union Pacific Corp.(a)	2,044	258,566
Trading Companies & Distributors 0.3%
WW Grainger, Inc.(a)	870	192,540
Total Industrials		5,322,288
Information Technology 7.9%
Communications Equipment 0.4%
F5 Networks, Inc.(a),(b)	1,315	176,473
Juniper Networks, Inc.(a)	5,200	144,352
Total		320,825
Electronic Equipment, Instruments & Components 0.6%
Corning, Inc.(a)	6,516	211,053
Trimble Navigation Ltd.(a),(b)	2,420	101,616
Zebra Technologies Corp., Class A(a),(b)	1,340	147,829
Total		460,498
Internet Software & Services 1.1%
Akamai Technologies, Inc.(a),(b)	5,258	293,291
Alphabet, Inc., Class A(a),(b)	342	354,370
LogMeIn, Inc.(a)	353	42,007
VeriSign, Inc.(a),(b)	1,410	162,291
Total		851,959

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	7

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.7%
Booz Allen Hamilton Holdings Corp.(a)	10,970	424,429
FleetCor Technologies, Inc.(a),(b)	1,816	330,276
MasterCard, Inc., Class A(a)	966	145,354
PayPal Holdings, Inc.(a),(b)	2,652	200,836
Visa, Inc., Class A(a)	2,222	250,175
Total		1,351,070
Semiconductors & Semiconductor Equipment 1.8%
Broadcom Ltd.(a)	1,052	292,393
MACOM Technology Solutions Holdings, Inc.(a),(b)	9,108	296,830
Marvell Technology Group Ltd.	8,811	196,838
Microchip Technology, Inc.(a)	1,461	127,092
Micron Technology, Inc.(a),(b)	4,975	210,890
Microsemi Corp.(a),(b)	2,392	126,417
ON Semiconductor Corp.(a),(b)	8,219	165,038
Total		1,415,498
Software 1.2%
Activision Blizzard, Inc.(a)	3,194	199,306
Cadence Design Systems, Inc.(a),(b)	2,084	91,508
Electronic Arts, Inc.(a),(b)	1,372	145,912
Fortinet, Inc.(a),(b)	4,048	170,259
Microsoft Corp.(a)	3,724	313,449
Total		920,434
Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc.(a)	2,314	397,661
Electronics for Imaging, Inc.(a),(b)	14,395	442,790
Total		840,451
Total Information Technology		6,160,735
Materials 2.3%
Chemicals 1.0%
Cabot Corp.(a)	1,587	97,188
DowDuPont, Inc.(a)	5,306	381,820
LyondellBasell Industries NV, Class A(a)	1,656	173,383
PPG Industries, Inc.(a)	1,356	158,448
Total		810,839
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 1.0%
Berry Global Group, Inc.(a),(b)	838	50,087
International Paper Co.(a)	9,747	551,778
Packaging Corp. of America(a)	1,345	159,517
Total		761,382
Metals & Mining 0.2%
Tahoe Resources, Inc.	31,302	138,042
Paper & Forest Products 0.1%
Domtar Corp.(a)	2,295	110,665
Total Materials		1,820,928
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITS) 2.2%
American Homes 4 Rent, Class A(a)	6,286	135,023
American Tower Corp.(a)	348	50,088
CoreCivic, Inc.(a)	6,238	146,655
Coresite Realty Corp.(a)	2,419	274,508
Equinix, Inc.(a)	322	149,566
Equity LifeStyle Properties, Inc.(a)	5,897	532,558
Mack-Cali Realty Corp.(a)	6,315	139,751
Park Hotels & Resorts, Inc.(a)	5,700	166,440
SBA Communications Corp.(a),(b)	1,060	179,935
Total		1,774,524
Real Estate Management & Development 0.2%
Realogy Holdings Corp.	4,782	133,466
Total Real Estate		1,907,990
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.8%
BCE, Inc.(a)	12,784	611,203
Total Telecommunication Services		611,203
Utilities 3.0%
Electric Utilities 1.7%
American Electric Power Co., Inc.(a)	8,360	648,987
Edison International(a)	4,227	343,528
Xcel Energy, Inc.(a)	6,711	346,355
Total		1,338,870

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.3%
DTE Energy Co.(a)	3,201	369,940
NiSource, Inc.(a)	22,229	611,964
Total		981,904
Total Utilities		2,320,774
Total Common Stocks (Cost $36,968,804)		39,111,506

Convertible Bonds 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.3%
DISH Network Corp.
08/15/2026	3.375%	187,000	208,388
Total Convertible Bonds (Cost $204,692)			208,388

Corporate Bonds & Notes 6.9%

Banking 5.0%
Citigroup, Inc.(c)
Junior Subordinated
12/31/2049	5.800%	375,000	389,650
Huntington Capital Trust I(d)
Junior Subordinated
3-month USD LIBOR + 0.700% 02/01/2027	2.080%	55,000	49,412
JPMorgan Chase & Co.(c)
Junior Subordinated
04/29/2049	7.900%	370,000	375,300
12/31/2049	5.300%	380,000	396,138
JPMorgan Chase Capital XXI(d)
Junior Subordinated
3-month USD LIBOR + 0.950% 02/02/2037	2.331%	323,000	294,311
KeyCorp Capital I(d)
Junior Subordinated
3-month USD LIBOR + 0.740% 07/01/2028	2.075%	457,000	426,641
MBNA Capital B(d)
Junior Subordinated
3-month USD LIBOR + 0.800% 02/01/2027	2.177%	3,000	2,836
NTC Capital I(d)
Junior Subordinated
3-month USD LIBOR + 0.520% 01/15/2027	1.879%	141,000	131,130
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NTC Capital II(d)
Junior Subordinated
3-month USD LIBOR + 0.590% 04/15/2027	1.949%	106,000	98,944
Royal Bank of Scotland Group PLC(d)
3-month USD LIBOR + 1.470% 05/15/2023	2.886%	355,000	358,946
State Street Corp.(d)
3-month USD LIBOR + 1.000% 06/15/2047	2.320%	435,000	395,380
SunTrust Capital I(d)
Junior Subordinated
3-month USD LIBOR + 0.670% 05/15/2027	2.086%	237,000	217,994
SunTrust Capital III(d)
Junior Subordinated
3-month USD LIBOR + 0.650% 03/15/2028	1.970%	217,000	196,982
Wachovia Capital Trust II(d)
Junior Subordinated
3-month USD LIBOR + 0.500% 01/15/2027	1.859%	425,000	398,868
Wells Fargo & Co.(c)
Junior Subordinated
03/29/2049	7.980%	154,000	156,561
Total			3,889,093
Midstream 0.5%
Enterprise Products Operating LLC(c)
Junior Subordinated
08/16/2077	5.250%	425,000	424,827
Oil Field Services 1.0%
Noble Holding International Ltd.(c)
03/16/2018	5.750%	825,000	827,343
Transportation Services 0.4%
Hertz Corp. (The)
04/15/2019	6.750%	300,000	300,000
Total Corporate Bonds & Notes (Cost $5,470,083)			5,441,263

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	9

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Exchange-Traded Funds 11.0%
	Shares	Value ($)
iPath Bloomberg Commodity Index Total Return ETN(b)	105,227	2,492,828
iShares TIPS Bond ETF	29,941	3,403,693
Vanguard Mortgage-Backed Securities ETF	21,507	1,129,978
Vanguard REIT ETF	18,858	1,591,426
Total Exchange-Traded Funds (Cost $8,554,830)		8,617,925

Money Market Funds 59.3%

Columbia Short-Term Cash Fund, 1.213%(e),(f)	46,329,836	46,329,836
Total Money Market Funds (Cost $46,329,761)		46,329,836
Total Investments (Cost $97,528,170)		99,708,918

Investments Sold Short (50.3)

Common Stocks (50.3)%
Issuer	Shares	Value ($)
Consumer Discretionary (7.3)%
Auto Components (0.6)%
Autoliv, Inc.	(3,996)	(511,168)
Automobiles (0.2)%
Tesla Motors, Inc.(b)	(541)	(167,088)
Distributors (0.3)%
Genuine Parts Co.	(2,609)	(242,559)
Diversified Consumer Services (0.1)%
Bright Horizons Family Solutions, Inc.(b)	(727)	(64,667)
Hotels, Restaurants & Leisure (1.9)%
Carnival Corp.	(2,184)	(143,358)
Chipotle Mexican Grill, Inc.(b)	(274)	(83,403)
Darden Restaurants, Inc.	(2,129)	(179,517)
Hyatt Hotels Corp., Class A(b)	(3,186)	(230,539)
Las Vegas Sands Corp.	(5,516)	(382,203)
Marriott International, Inc., Class A	(1,988)	(252,476)
MGM Resorts International	(240)	(8,189)
Starbucks Corp.	(2,050)	(118,531)
Vail Resorts, Inc.	(320)	(72,051)
Total		(1,470,267)
Internet & Direct Marketing Retail (0.2)%
Netflix, Inc.(b)	(659)	(123,615)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products (0.1)%
Mattel, Inc.	(4,309)	(78,639)
Media (0.4)%
Madison Square Garden Co. (The), Class A(b)	(100)	(21,665)
Pearson PLC	(12,068)	(114,646)
Walt Disney Co. (The)	(1,508)	(158,069)
Total		(294,380)
Multiline Retail (0.2)%
Target Corp.	(3,125)	(187,187)
Specialty Retail (1.9)%
Advance Auto Parts, Inc.	(65)	(6,565)
AutoZone, Inc.(b)	(216)	(148,340)
Best Buy Co., Inc.	(2,969)	(176,982)
CarMax, Inc.(b)	(1,751)	(120,661)
DSW, Inc., Class A	(10,804)	(230,449)
Gap, Inc. (The)	(4,006)	(129,434)
Murphy USA, Inc.(b)	(1,550)	(122,218)
Penske Automotive Group, Inc.	(2,771)	(134,006)
Tiffany & Co.	(1,926)	(182,007)
Urban Outfitters, Inc.(b)	(7,798)	(242,674)
Total		(1,493,336)
Textiles, Apparel & Luxury Goods (1.4)%
Michael Kors Holdings Ltd.(b)	(5,437)	(317,738)
Nike, Inc., Class B	(5,408)	(326,751)
Ralph Lauren Corp.	(2,452)	(233,308)
Under Armour, Inc., Class C(b)	(19,090)	(227,744)
Total		(1,105,541)
Total Consumer Discretionary		(5,738,447)
Consumer Staples (2.9)%
Beverages (0.8)%
Brown-Forman Corp., Class B	(5,399)	(322,860)
Coca-Cola Co. (The)	(3,580)	(163,857)
Monster Beverage Corp.(b)	(2,100)	(131,607)
Total		(618,324)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing (0.6)%
Casey’s General Stores, Inc.	(1,025)	(123,769)
Kroger Co.	(10,183)	(263,332)
Rite Aid Corp.(b)	(49,920)	(100,339)
Total		(487,440)
Food Products (0.5)%
Hain Celestial Group, Inc. (The)(b)	(2,505)	(102,955)
Kraft Heinz Co. (The)	(1,496)	(121,730)
McCormick & Co., Inc.	(1,622)	(165,736)
Total		(390,421)
Household Products (0.8)%
Clorox Co. (The)	(2,154)	(300,031)
Kimberly-Clark Corp.	(928)	(111,137)
Procter & Gamble Co. (The)	(2,517)	(226,505)
Total		(637,673)
Personal Products (0.2)%
Coty, Inc., Class A	(7,369)	(126,968)
Total Consumer Staples		(2,260,826)
Energy (3.1)%
Energy Equipment & Services (0.8)%
Forum Energy Technologies, Inc.(b)	(14,764)	(209,649)
Frank’s International NV	(13,064)	(81,389)
National Oilwell Varco, Inc.	(6,278)	(210,627)
Schlumberger Ltd.	(1,504)	(94,526)
Total		(596,191)
Oil, Gas & Consumable Fuels (2.3)%
Apache Corp.	(6,598)	(275,994)
Cheniere Energy, Inc.(b)	(2,692)	(130,077)
Diamondback Energy, Inc.(b)	(190)	(20,769)
Extraction Oil & Gas, Inc.(b)	(8,820)	(132,829)
Exxon Mobil Corp.	(2,114)	(176,075)
Gulfport Energy Corp.(b)	(7,820)	(100,096)
Marathon Oil Corp.	(15,139)	(224,663)
Murphy Oil Corp.	(7,161)	(200,150)
Occidental Petroleum Corp.	(2,714)	(191,337)
ONEOK, Inc.	(1,972)	(102,347)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Parsley Energy, Inc.(b)	(4,566)	(122,643)
RSP Permian, Inc.(b)	(3,500)	(128,555)
Total		(1,805,535)
Total Energy		(2,401,726)
Financials (8.7)%
Banks (3.9)%
Bank of the Ozarks	(2,601)	(125,420)
Cullen/Frost Bankers, Inc.	(2,117)	(208,334)
East West Bancorp, Inc.	(5,589)	(343,947)
Fifth Third Bancorp	(12,662)	(386,318)
First Hawaiian, Inc.	(3,143)	(91,996)
First Republic Bank	(1,186)	(113,310)
FNB Corp.	(6,641)	(94,236)
M&T Bank Corp.	(2,555)	(431,667)
Pinnacle Financial Partners, Inc.	(1,790)	(122,883)
PNC Financial Services Group, Inc. (The)	(2,335)	(328,208)
Prosperity Bancshares, Inc.	(1,700)	(119,068)
Regions Financial Corp.	(24,693)	(409,657)
Signature Bank(b)	(825)	(113,256)
TCF Financial Corp.	(7,748)	(157,362)
Total		(3,045,662)
Capital Markets (2.4)%
Affiliated Managers Group, Inc.	(590)	(117,215)
Charles Schwab Corp. (The)	(2,600)	(126,854)
Cme Group, Inc.	(2,594)	(387,907)
Factset Research Systems, Inc.	(1,828)	(365,381)
Franklin Resources, Inc.	(9,324)	(404,195)
Interactive Brokers Group, Inc., Class A	(1,680)	(95,861)
IntercontinentalExchange Group, Inc.	(1,115)	(79,667)
State Street Corp.	(2,914)	(277,850)
Total		(1,854,930)
Consumer Finance (0.2)%
Discover Financial Services	(2,778)	(196,127)
Insurance (1.7)%
Alleghany Corp.(b)	(185)	(108,188)
American International Group, Inc.	(511)	(30,640)
Aon PLC	(2,119)	(297,126)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	11

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Cincinnati Financial Corp.	(1,400)	(104,622)
Markel Corp.(b)	(108)	(119,545)
Principal Financial Group, Inc.	(4,148)	(293,637)
RenaissanceRe Holdings Ltd.	(293)	(38,866)
Willis Towers Watson PLC	(1,884)	(302,947)
Total		(1,295,571)
Thrifts & Mortgage Finance (0.5)%
MGIC Investment Corp.(b)	(17,665)	(258,262)
TFS Financial Corp.	(7,622)	(116,083)
Total		(374,345)
Total Financials		(6,766,635)
Health Care (5.5)%
Biotechnology (1.6)%
Alkermes PLC(b)	(4,118)	(215,330)
Alnylam Pharmaceuticals, Inc.(b)	(2,624)	(353,033)
Amgen, Inc.	(2,195)	(385,574)
Portola Pharmaceuticals, Inc.(b)	(5,232)	(265,524)
Total		(1,219,461)
Health Care Equipment & Supplies (1.2)%
ABIOMED, Inc.(b)	(708)	(137,947)
Align Technology, Inc.(b)	(360)	(93,917)
Becton Dickinson and Co.	(835)	(190,555)
Boston Scientific Corp.(b)	(4,200)	(110,376)
Dexcom, Inc.(b)	(2,591)	(151,392)
Hologic, Inc.(b)	(3,050)	(127,246)
Stryker Corp.	(681)	(106,236)
Total		(917,669)
Health Care Providers & Services (0.5)%
Aetna, Inc.	(734)	(132,252)
DaVita, Inc.(b)	(1,864)	(113,816)
Henry Schein, Inc.(b)	(138)	(9,860)
Laboratory Corp. of America Holdings(b)	(49)	(7,755)
Mednax, Inc.(b)	(260)	(12,946)
Universal Health Services, Inc., Class B	(1,166)	(126,336)
Total		(402,965)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology (0.5)%
Allscripts Healthcare Solutions, Inc.(b)	(20,515)	(293,364)
athenahealth, Inc.(b)	(70)	(9,302)
Cerner Corp.(b)	(1,650)	(116,639)
Total		(419,305)
Life Sciences Tools & Services (0.5)%
Bio-Techne Corp.	(396)	(53,361)
IQVIA Holdings, Inc.(b)	(3,458)	(352,750)
Total		(406,111)
Pharmaceuticals (1.2)%
Johnson & Johnson	(1,005)	(140,027)
Mylan NV(b)	(3,098)	(113,170)
Novartis AG, ADR	(3,618)	(310,424)
Zoetis, Inc.	(5,673)	(410,101)
Total		(973,722)
Total Health Care		(4,339,233)
Industrials (6.9)%
Aerospace & Defense (0.7)%
Esterline Technologies Corp.(b)	(1,245)	(88,208)
Northrop Grumman Corp.	(140)	(43,036)
United Technologies Corp.	(3,269)	(397,020)
Wesco Aircraft Holdings, Inc.(b)	(5,906)	(43,705)
Total		(571,969)
Air Freight & Logistics (0.8)%
C.H. Robinson Worldwide, Inc.	(1,535)	(133,008)
Fedex Corp.	(378)	(87,492)
United Parcel Service-cl B	(2,947)	(357,913)
XPO Logistics, Inc.(b)	(686)	(54,214)
Total		(632,627)
Airlines (0.2)%
Spirit Airlines, Inc.(b)	(3,395)	(144,729)
Building Products (0.3)%
AO Smith Corp.	(2,050)	(130,011)
Johnson Controls International PLC	(3,167)	(119,206)
Total		(249,217)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies (0.1)%
Clean Harbors, Inc.(b)	(2,068)	(111,383)
Construction & Engineering (0.2)%
Quanta Services, Inc.(b)	(3,156)	(119,612)
Electrical Equipment (0.5)%
Emerson Electric Co.	(5,575)	(361,372)
Industrial Conglomerates (1.2)%
3M Co.	(1,874)	(455,644)
General Electric Co.	(3,385)	(61,912)
Roper Technologies, Inc.	(1,683)	(449,715)
Total		(967,271)
Machinery (1.3)%
Deere & Co.	(896)	(134,274)
Kennametal, Inc.	(9,308)	(433,939)
Oshkosh Corp.	(1,334)	(120,113)
Stanley Black & Decker, Inc.	(790)	(134,008)
Trinity Industries, Inc.	(2,205)	(78,608)
Wabtec Corp.	(1,574)	(121,041)
Total		(1,021,983)
Marine (0.2)%
Kirby Corp.(b)	(2,308)	(155,328)
Professional Services (0.8)%
Dun & Bradstreet Corp. (The)	(761)	(93,687)
IHS Markit Ltd.(b)	(641)	(28,601)
Verisk Analytics, Inc.(b)	(5,093)	(491,067)
Total		(613,355)
Road & Rail (0.4)%
Heartland Express, Inc.	(13,945)	(318,504)
Trading Companies & Distributors (0.2)%
Air Lease Corp.	(2,678)	(115,957)
Total Industrials		(5,383,307)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology (7.8)%
Communications Equipment (0.6)%
CommScope Holding Co., Inc.(b)	(2,300)	(82,777)
Harris Corp.	(619)	(89,445)
Juniper Networks, Inc.	(10,602)	(294,312)
Total		(466,534)
Electronic Equipment, Instruments & Components (0.9)%
Arrow Electronics, Inc.(b)	(177)	(14,289)
Avnet, Inc.	(2,963)	(122,698)
National Instruments Corp.	(5,544)	(243,659)
Vishay Intertechnology, Inc.	(15,704)	(343,917)
Total		(724,563)
Internet Software & Services (0.1)%
Zillow Group, Inc., Class A(b)	(1,678)	(68,899)
IT Services (2.7)%
Accenture PLC, Class A	(1,478)	(218,759)
DST Systems, Inc.	(1,798)	(112,519)
Global Payments, Inc.	(1,837)	(184,729)
Jack Henry & Associates, Inc.	(2,258)	(260,392)
Paychex, Inc.	(7,590)	(510,883)
Teradata Corp.(b)	(7,011)	(266,488)
Western Union Co.	(20,475)	(403,153)
Wex, Inc.(b)	(1,098)	(141,334)
Total		(2,098,257)
Semiconductors & Semiconductor Equipment (1.0)%
Advanced Micro Devices, Inc.(b)	(9,158)	(99,731)
Amkor Technology, Inc.(b)	(19,488)	(205,988)
Analog Devices, Inc.	(1,304)	(112,288)
Cavium, Inc.(b)	(1,800)	(153,864)
Nvidia Corp.	(624)	(125,243)
NXP Semiconductors NV(b)	(924)	(104,772)
Total		(801,886)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	13

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Software (1.4)%
Autodesk, Inc.(b)	(653)	(71,634)
CA, Inc.	(8,030)	(265,552)
Citrix Systems, Inc.(b)	(3,794)	(332,468)
FireEye, Inc.(b)	(7,800)	(110,292)
Intuit, Inc.	(811)	(127,506)
PTC, Inc.(b)	(2,050)	(130,544)
Ultimate Software Group, Inc.(b)	(292)	(61,621)
Total		(1,099,617)
Technology Hardware, Storage & Peripherals (1.1)%
Hewlett Packard Enterprise Co.	(25,041)	(349,322)
NetApp, Inc.	(7,446)	(420,773)
Seagate Technology	(2,484)	(95,783)
Total		(865,878)
Total Information Technology		(6,125,634)
Materials (2.5)%
Chemicals (1.3)%
Albemarle Corp.	(957)	(128,544)
Ecolab, Inc.	(3,232)	(439,294)
International Flavors & Fragrances, Inc.	(2,091)	(325,025)
WR Grace & Co.	(1,656)	(121,401)
Total		(1,014,264)
Construction Materials (0.2)%
Vulcan Materials Co.	(983)	(123,514)
Containers & Packaging (0.7)%
AptarGroup, Inc.	(2,047)	(180,975)
Ball Corp.	(2,849)	(113,704)
Sealed Air Corp.	(2,670)	(128,294)
Sonoco Products Co.	(2,706)	(144,798)
Total		(567,771)
Metals & Mining (0.3)%
Alcoa Corp.(b)	(2,628)	(109,088)
Royal Gold, Inc.	(1,325)	(109,604)
Total		(218,692)
Total Materials		(1,924,241)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate (2.4)%
Equity Real Estate Investment Trusts (REITS) (2.4)%
Equinix, Inc.	(74)	(34,372)
Federal Realty Investment Trust	(850)	(112,379)
Healthcare Trust of America, Inc., Class A	(3,800)	(116,242)
Kimco Realty Corp.	(15,240)	(282,245)
Lamar Advertising Co., Class A	(3,730)	(280,608)
Life Storage, Inc.	(1,494)	(134,176)
Macerich Co. (The)	(2,030)	(131,442)
Public Storage	(648)	(138,102)
Realty Income Corp.	(1,960)	(108,388)
Regency Centers Corp.	(1,810)	(122,736)
STORE Capital Corp.	(2,390)	(61,710)
Washington Prime Group, Inc.	(19,088)	(135,716)
Welltower, Inc.	(3,116)	(210,205)
Total		(1,868,321)
Total Real Estate		(1,868,321)
Telecommunication Services (0.5)%
Diversified Telecommunication Services (0.3)%
Telefonica SA, ADR	(11,468)	(117,203)
Verizon Communications, Inc.	(2,113)	(107,531)
Total		(224,734)
Wireless Telecommunication Services (0.2)%
Rogers Communications, Inc.	(3,334)	(172,901)
Total Telecommunication Services		(397,635)
Utilities (2.7)%
Electric Utilities (0.7)%
Nextera Energy, Inc.	(1,943)	(307,072)
Southern Co. (The)	(4,545)	(232,704)
Total		(539,776)
Multi-Utilities (1.5)%
Consolidated Edison, Inc.	(2,315)	(206,128)
Dominion Energy, Inc.	(5,595)	(470,707)
Sempra Energy	(3,008)	(363,938)
WEC Energy Group, Inc.	(1,600)	(111,184)
Total		(1,151,957)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities (0.5)%
Aqua America, Inc.	(11,530)	(438,024)
Total Utilities		(2,129,757)
Total Common Stocks (Proceeds $36,498,352)		(39,335,762)
Total Investments Sold Short (Proceeds $36,498,352)		(39,335,762)
Total Investments, Net of Investments Sold Short		60,373,156
Other Assets & Liabilities, Net		17,804,873
Net Assets		78,178,029
At November 30, 2017, securities and/or cash totaling $52,991,682 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
50,861,000 SEK	6,155,569 USD	Citi	01/10/2018	59,824	—
600,000 CHF	603,156 USD	HSBC	01/05/2018	—	(8,630)
47,400,000 JPY	416,893 USD	HSBC	01/05/2018	—	(5,120)
600,000 NZD	413,381 USD	HSBC	01/05/2018	3,478	—
2,404,000 CHF	2,462,686 USD	HSBC	01/10/2018	10,552	—
3,674,822 USD	4,824,000 AUD	HSBC	01/10/2018	—	(26,710)
6,130,729 USD	8,872,000 NZD	HSBC	01/10/2018	—	(70,069)
9,561,000 JPY	85,272 USD	HSBC	01/12/2018	116	—
119,142,000 JPY	1,059,445 USD	HSBC	01/12/2018	—	(1,709)
3,080,000 EUR	3,681,185 USD	Morgan Stanley	01/10/2018	5,289	—
2,457,509 USD	19,988,000 NOK	Morgan Stanley	01/10/2018	—	(51,625)
382,000 AUD	289,760 USD	Morgan Stanley	01/12/2018	879	—
1,516,000 CAD	1,188,313 USD	Morgan Stanley	01/12/2018	12,475	—
560,000 EUR	662,637 USD	Morgan Stanley	01/12/2018	—	(5,791)
910,000 GBP	1,201,059 USD	Morgan Stanley	01/12/2018	—	(31,665)
49,996 USD	66,000 AUD	Morgan Stanley	01/12/2018	—	(85)
1,000,616 USD	757,000 GBP	Morgan Stanley	01/12/2018	24,848	—
Total				117,461	(201,404)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	21	12/2017	JPY	317,840,955	—	(752)
3-Month Euro Euribor	12	03/2018	EUR	3,009,450	—	(112)
Australian 10-Year Bond	12	12/2017	AUD	1,567,727	24,185	—
CAC40 Index	5	12/2017	EUR	268,375	2,530	—
DAX Index	1	12/2017	EUR	326,313	3,461	—
EURO STOXX 50	24	12/2017	EUR	857,520	10,197	—
EURO STOXX 50	7	12/2017	EUR	250,110	—	(621)
Euro-Bund	9	03/2018	EUR	1,471,351	1,484	—
Euro-Buxl 30-Year	5	03/2018	EUR	844,636	4,514	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	15

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	4	12/2017	GBP	293,160	—	(6,559)
FTSE 100 Index	7	12/2017	GBP	513,030	—	(9,816)
FTSE/MIB Index	2	12/2017	EUR	223,770	3,720	—
Hang Seng Index	4	12/2017	HKD	5,863,800	—	(11,844)
IBEX 35 Index	2	12/2017	EUR	203,994	4,504	—
Long Gilt	7	03/2018	GBP	873,279	—	(5,357)
MSCI Emerging Markets Index	13	12/2017	USD	728,000	18,754	—
MSCI Emerging Markets Index	17	12/2017	USD	952,000	18,485	—
MSCI Singapore IX ETS	13	12/2017	SGD	504,660	957	—
OMXS30 Index	19	12/2017	SEK	3,059,000	—	(4,608)
S&P 500 E-mini	35	12/2017	USD	4,633,825	284,558	—
S&P 500 E-mini	6	12/2017	USD	794,370	51,005	—
S&P/TSE 60 Index	4	12/2017	CAD	760,960	49,534	—
SPI 200 Index	12	12/2017	AUD	1,795,800	11,257	—
TOPIX Index	5	12/2017	JPY	89,850,000	86,939	—
TOPIX Index	4	12/2017	JPY	71,880,000	77,937	—
U.S. Ultra Bond	14	03/2018	USD	2,326,724	—	(17,284)
Total					654,021	(56,953)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euroyen	(15)	03/2018	JPY	(374,737,500)	294	—
90-Day Euro$	(14)	03/2018	USD	(3,438,925)	4,337	—
Euro CHF 3-Month ICE	(7)	03/2018	CHF	(1,762,775)	—	(541)
FTSE 100 Index	(13)	12/2017	GBP	(952,770)	14,507	—
S&P 500 E-mini	(12)	12/2017	USD	(1,588,740)	—	(82,172)
S&P/TSE 60 Index	(3)	12/2017	CAD	(570,720)	—	(13,855)
Total					19,138	(96,568)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.205%	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/06/2027	CAD	3,027,000	(375)	—	—	—	(375)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.205%	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/06/2027	CAD	425,000	(2,171)	—	—	—	(2,171)
Fixed rate of 2.770%	6-Month AUD BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/07/2027	AUD	6,123,000	33,394	—	—	33,394	—
3-Month USD LIBOR	Fixed rate of 2.044%	Receives Quarterly, Pays Semi annually	Morgan Stanley	09/08/2027	USD	12,321,000	396,093	—	—	396,093	—
Fixed rate of 0.210%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/08/2027	JPY	155,232,000	(1,377)	—	—	—	(1,377)
Fixed rate of 0.210%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/08/2027	JPY	82,205,000	(5,193)	—	—	—	(5,193)
Fixed rate of 0.770%	6-Month EURIBOR	Receives Annually, Pays Semi annually	Morgan Stanley	09/08/2027	EUR	4,881,000	(10,120)	—	—	—	(10,120)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 2.329%	Receives Quarterly, Pays Semi annually	Morgan Stanley	10/06/2027	USD	700,000	5,138	—	—	5,138	—
Fixed rate of 1.400%	6-Month GBP LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	11/01/2027	GBP	1,337,000	1,385	—	—	1,385	—
Total							416,774	—	—	436,010	(19,236)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Frontier Communications Corp.	Barclays	06/20/2019	5.000	Quarterly	12.138	USD	450,000	(43,143)	4,500	11,320	—	—	(49,963)
Frontier Communications Corp.	Barclays	06/20/2019	5.000	Quarterly	12.138	USD	450,000	(43,143)	4,500	14,174	—	—	(52,817)
Verizon Communications, Inc.	Barclays	12/20/2017	1.000	Quarterly	0.186	USD	347,000	157	694	126	—	725	—
Whiting Petroleum Corp.	Barclays	06/20/2020	5.000	Quarterly	3.576	USD	340,000	20,337	3,400	15,910	—	7,827	—
Markit CDX Emerging Markets Index, Series 28	Citi	12/20/2022	1.000	Quarterly	1.813	USD	1,900,000	(70,607)	3,800	—	(66,529)	—	(278)
Newell Brands, Inc.	Citi	12/20/2022	1.000	Quarterly	0.729	USD	146,000	1,886	292	2,912	—	—	(734)
Newell Brands, Inc.	Goldman Sachs International	12/20/2022	1.000	Quarterly	0.729	USD	291,000	3,760	582	5,378	—	—	(1,036)
CSC Holdings LLC	JPMorgan	06/20/2020	5.000	Quarterly	0.900	USD	115,000	11,753	1,150	12,259	—	644	—
Southern Co. (The)	JPMorgan	06/20/2022	1.000	Quarterly	0.589	USD	450,000	8,017	900	6,769	—	2,148	—
Total									19,818	68,848	(66,529)	11,344	(104,828)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	3.177	USD	3,100,000	29,852	—	—	29,852	—
Markit CDX North America Investment Grade Index, Series 29	Morgan Stanley	12/20/2022	1.000	Quarterly	0.522	USD	1,800,000	5,422	—	—	5,422	—
Total								35,274	—	—	35,274	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	17

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Commodity Strategy 1692 Index Excess Return(1)	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	11,900,510	44,019	(1,488)	—	—	42,531	—
Total return on Barclays TrendStar+ Alt Roll 2 Index(1)	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	6,763,467	38,811	(2,367)	2,564	—	33,880	—
Total return on Barclays Backwardation Excess Return Index(1)	Fixed rate of 0.250%	Monthly	Barclays	11/30/2018	USD	2,447,453	18,064	(357)	—	—	17,707	—
Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index(1)	Fixed rate of 0.400%	Monthly	Barclays	11/30/2018	USD	8,770,430	21,042	(2,046)	8,314	—	10,682	—
Total return on Barclays Dualis Excess Return Index(1)	Fixed rate of 0.580%	Monthly	Barclays	11/30/2018	USD	3,409,612	7,378	(1,154)	—	—	6,224	—
Total return on Barclays Commodity Hedging Insights 2 Index(1)	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	333,164	1,336	(12)	—	—	1,324	—
Total return on Barclays Commodity Hedging Insights 2 Index(1)	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	3,643,316	1,454	(319)	—	—	1,135	—
Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index(1)	Fixed rate of 0.400%	Monthly	Barclays	11/30/2018	USD	175,096	308	(17)	171	—	120	—
Total return on Barclays Backwardation Excess Return Index(1)	Fixed rate of 0.250%	Monthly	Barclays	11/30/2018	USD	417,452	(110)	(26)	—	—	—	(136)
Total return on Barclays TrendStar+ Alt Roll 2 Index(1)	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	125,304	(235)	(19)	49	—	—	(303)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Commodity Hedging Insights 2 Index(1)	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	431,599	(925)	(38)	—	—	—	(963)
Total return on Deutsche Bank Currency Valuation - USD Excess Return(1)	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	8,341,522	118,503	—	—	—	118,503	—
Total return on Deutsche Bank Equity Sector Neutral Value Factor Index - USD Excess Return(1)	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	5,821,133	18,686	—	—	—	18,686	—
Total return on Deutsche Bank Haven Plus - USD Excess Return(1)	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	1,851,457	16,482	—	—	—	16,482	—
Total return on Deutsche Bank Equity Low Beta Turnover Control Factor Index - USD Excess Return(1)	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	464,724	4,467	—	—	—	4,467	—
Total return on Deutsche Bank Equity Sector Neutral Quality Factor Index - USD Excess Return(1)	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	2,210,005	(16,935)	—	—	—	—	(16,935)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return(1)	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	13,247,399	132,316	—	—	—	132,316	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038(1)	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	4,307,089	20,279	(553)	—	—	19,726	—
Total return on Goldman Sachs Rates and Bonds Time Series Momentum Index C0205(1)	Fixed rate of -0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	6,687,295	14,320	702	—	—	15,022	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	19

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy(1)	Fixed rate of 0.350%	Monthly	Goldman Sachs International	11/30/2018	USD	823,980	5,075	(168)	—	—	4,907	—
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy(1)	Fixed rate of 0.300%	Monthly	Goldman Sachs International	11/30/2018	USD	1,873,783	2,400	(328)	—	—	2,072	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114(1)	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	199,910	669	(9)	—	—	660	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114(1)	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	6,684,551	1,340	(702)	—	—	638	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115(1)	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	99,972	263	(6)	—	—	257	—
Total return on Goldman Sachs Rates and Bonds Time Series Momentum Index C0205(1)	Fixed rate of -0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	99,825	145	4	—	—	149	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038(1)	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	105,353	40	(6)	—	—	34	—
Total return on Goldman Sachs TY Vol Carry Index TY19(1)	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	821,994	(317)	—	—	—	—	(317)
Total return on Goldman Sachs Curve Index C0210(1)	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	200,081	(507)	1	—	—	—	(506)
Total return on Goldman Sachs Curve Index RP09(1)	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	400,906	(714)	(11)	—	—	—	(725)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
20	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115(1)	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	5,192,063	(197)	(787)	—	—	—	(984)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy(1)	Fixed rate of 0.300%	Monthly	Goldman Sachs International	11/30/2018	USD	1,635,830	(1,789)	(204)	—	—	—	(1,993)
Total return on Goldman Sachs Curve Index RP09(1)	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	1,326,819	(2,610)	(93)	—	—	—	(2,703)
Total return on Goldman Sachs Curve Index RP09(1)	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	13,207,120	(2,164)	(847)	—	—	—	(3,011)
Total return on Goldman Sachs FX Volatility Carry Basket Index(1)	Fixed rate of 0.280%	Monthly	Goldman Sachs International	11/30/2018	USD	940,884	(6,054)	(154)	—	—	—	(6,208)
Total return on Goldman Sachs Curve Index C0210(1)	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	9,410,180	(84,653)	110	—	—	—	(84,543)
Total return on J.P. Morgan Equity Risk Premium Global Multi-Factor (Long/Short) USD Index, Series 1(1)	Fixed rate of -0.080%	Monthly	JPMorgan	11/30/2018	USD	6,791,352	34,839	317	—	—	35,156	—
Total return on J.P. Morgan Equity Risk Premium Global Multi-Factor (Long/Short) USD Index, Series 1(1)	Fixed rate of -0.1000%	Monthly	JPMorgan	11/30/2018	USD	355,424	802	9	—	—	811	—
Total return on J.P. Morgan Risk Premium Global Low Volatility (Long/Short) USD Index, Series 1(1)	Fixed rate of -0.080%	Monthly	JPMorgan	11/30/2018	USD	582,077	300	27	—	—	327	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	21

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on J.P. Morgan Equity Risk Premium Global Momentum (Long/Short) USD Index, Series 1(1)	Fixed rate of -0.080%	Monthly	JPMorgan	11/30/2018	USD	1,051,774	(6,761)	49	—	—	—	(6,712)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index(1)	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	13,244,941	82,615	1,159	—	—	83,774	—
Total return on Morgan Stanley Cube Global Quality Index(1)	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	1,879,602	41,523	219	—	—	41,742	—
Total return on Morgan Stanley Cube Global Value Index(1)	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	4,350,366	33,575	508	—	—	34,083	—
Total return on Morgan Stanley Cube Global Volatility Index(1)	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	1,980,920	16,320	231	—	—	16,551	—
Total return on Morgan Stanley Cube Global Value Index(1)	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	320,278	1,914	16	—	—	1,930	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index(1)	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	319,851	860	12	—	—	872	—
Total return on Morgan Stanley Cube Global Momentum Index(1)	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	942,683	(16,147)	82	—	—	—	(16,065)
Total							540,027	(8,265)	11,098	—	662,768	(142,104)
(1)	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the index are available on the Columbia Diversified Absolute Return Fund’s page of columbiathreadneedleus.com website.
Notes to Consolidated Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(b)	Non-income producing investment.
(c)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(d)	Variable rate security.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2017.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
22	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Notes to Consolidated Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	38,686,183	45,381,788	(37,738,135)	46,329,836	(45)	49	236,866	46,329,836
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	23

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	5,681,548	—	—	—	5,681,548
Consumer Staples	2,163,889	—	—	—	2,163,889
Energy	2,325,219	—	—	—	2,325,219
Financials	6,606,266	—	—	—	6,606,266
Health Care	4,190,666	—	—	—	4,190,666
Industrials	5,322,288	—	—	—	5,322,288
Information Technology	6,160,735	—	—	—	6,160,735
Materials	1,820,928	—	—	—	1,820,928
Real Estate	1,907,990	—	—	—	1,907,990
Telecommunication Services	611,203	—	—	—	611,203
Utilities	2,320,774	—	—	—	2,320,774
Total Common Stocks	39,111,506	—	—	—	39,111,506
Convertible Bonds	—	208,388	—	—	208,388
Corporate Bonds & Notes	—	5,441,263	—	—	5,441,263
Exchange-Traded Funds	8,617,925	—	—	—	8,617,925
Money Market Funds	—	—	—	46,329,836	46,329,836
Total Investments	47,729,431	5,649,651	—	46,329,836	99,708,918
Investments Sold Short
Common Stocks
Consumer Discretionary	(5,738,447)	—	—	—	(5,738,447)
Consumer Staples	(2,260,826)	—	—	—	(2,260,826)
Energy	(2,401,726)	—	—	—	(2,401,726)
Financials	(6,766,635)	—	—	—	(6,766,635)
Health Care	(4,339,233)	—	—	—	(4,339,233)
Industrials	(5,383,307)	—	—	—	(5,383,307)
Information Technology	(6,125,634)	—	—	—	(6,125,634)
Materials	(1,924,241)	—	—	—	(1,924,241)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
24	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
November 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	(1,868,321)	—	—	—	(1,868,321)
Telecommunication Services	(397,635)	—	—	—	(397,635)
Utilities	(2,129,757)	—	—	—	(2,129,757)
Total Common Stocks	(39,335,762)	—	—	—	(39,335,762)
Total Investments Sold Short	(39,335,762)	—	—	—	(39,335,762)
Total Investments, Net of Investments Sold Short	8,393,669	5,649,651	—	46,329,836	60,373,156
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	117,461	—	—	117,461
Futures Contracts	673,159	—	—	—	673,159
Swap Contracts	—	482,628	662,768	—	1,145,396
Liability
Forward Foreign Currency Exchange Contracts	—	(201,404)	—	—	(201,404)
Futures Contracts	(153,521)	—	—	—	(153,521)
Swap Contracts	—	(124,064)	(142,104)	—	(266,168)
Total	8,913,307	5,924,272	520,664	46,329,836	61,688,079
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	25

Consolidated Statement of Assets and Liabilities
November 30, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$51,198,409
Investments in affiliated issuers, at cost	46,329,761
Investments in unaffiliated issuers, at value	53,379,082
Investments in affiliated issuers, at value	46,329,836
Cash	4,543
Foreign currency (identified cost $12)	13
Cash collateral held at broker for:
Securities sold short	15,995,226
Margin deposits on:
Futures contracts	1,013,779
Swap contracts	454,231
Unrealized appreciation on forward foreign currency exchange contracts	117,461
Unrealized appreciation on swap contracts	674,112
Upfront payments on swap contracts	79,946
Receivable for:
Investments sold	1,081,449
Dividends	120,771
Interest	24,080
Foreign tax reclaims	1,635
Variation margin for futures contracts	80,975
Variation margin for swap contracts	56,827
Expense reimbursement due from Investment Manager	785
Prepaid expenses	381
Trustees’ deferred compensation plan	10,890
Other assets	4,236
Total assets	119,430,258
Liabilities
Securities sold short, at value (proceeds $36,498,352)	39,335,762
Unrealized depreciation on forward foreign currency exchange contracts	201,404
Unrealized depreciation on swap contracts	246,932
Upfront receipts on swap contracts	66,529
Payable for:
Investments purchased	1,105,255
Dividends and interest on securities sold short	96,550
Variation margin for futures contracts	80,418
Variation margin for swap contracts	31,939
Management services fees	2,522
Distribution and/or service fees	3
Transfer agent fees	1,320
Compensation of board members	540
Compensation of chief compliance officer	6
Other expenses	72,159
Trustees’ deferred compensation plan	10,890
Total liabilities	41,252,229
Net assets applicable to outstanding capital stock	$78,178,029
Represented by
Paid in capital	81,562,657
Excess of distributions over net investment income	(1,050,105)
Accumulated net realized loss	(3,002,552)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	2,180,673
Investments - affiliated issuers	75
Foreign currency translations	9,768
Forward foreign currency exchange contracts	(83,943)
Futures contracts	519,638
Securities sold short	(2,837,410)
Swap contracts	879,228
Total - representing net assets applicable to outstanding capital stock	$78,178,029
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
26	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Statement of Assets and Liabilities  (continued)
November 30, 2017 (Unaudited)
Class A
Net assets	$241,286
Shares outstanding	25,395
Net asset value per share	$9.50
Maximum offering price per share(a)	$10.08
Advisor Class(b)
Net assets	$9,559
Shares outstanding	1,000
Net asset value per share	$9.56
Class C
Net assets	$18,293
Shares outstanding	1,962
Net asset value per share	$9.32
Institutional Class(c)
Net assets	$579,226
Shares outstanding	60,272
Net asset value per share	$9.61
Institutional 2 Class(d)
Net assets	$9,599
Shares outstanding	1,000
Net asset value per share	$9.60
Institutional 3 Class(e)
Net assets	$77,241,739
Shares outstanding	8,063,706
Net asset value per share	$9.58
Class T
Net assets	$78,327
Shares outstanding	8,088
Net asset value per share	$9.68
Maximum offering price per share(f)	$9.93

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T shares.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	27

Consolidated Statement of Operations
Six Months Ended November 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$436,658
Dividends — affiliated issuers	236,866
Interest	162,082
Foreign taxes withheld	(3,566)
Total income	832,040
Expenses:
Management services fees	464,117
Distribution and/or service fees
Class A	191
Class C	70
Class T	116
Transfer agent fees
Class A	109
Advisor Class(a)	6
Class C	10
Institutional Class(b)	401
Institutional 2 Class(c)	3
Institutional 3 Class(d)	3,740
Class T	68
Compensation of board members	10,145
Custodian fees	47,609
Printing and postage fees	7,544
Registration fees	44,802
Audit fees	30,659
Legal fees	1,062
Dividends and interest on securities sold short	436,868
Compensation of chief compliance officer	17
Other	17,844
Total expenses	1,065,381
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(157,297)
Total net expenses	908,084
Net investment loss	(76,044)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,385,079
Investments — affiliated issuers	(45)
Foreign currency translations	44,807
Forward foreign currency exchange contracts	(509,252)
Futures contracts	44,889
Securities sold short	(1,441,925)
Swap contracts	(107,992)
Net realized gain	1,415,561
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(868,957)
Investments — affiliated issuers	49
Foreign currency translations	(8,992)
Forward foreign currency exchange contracts	(122,259)
Futures contracts	310,281
Securities sold short	(1,772,366)
Swap contracts	886,395
Foreign capital gains tax	2,486
Net change in unrealized appreciation (depreciation)	(1,573,363)
Net realized and unrealized loss	(157,802)
Net decrease in net assets resulting from operations	$(233,846)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
28	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Statement of Operations  (continued)
Six Months Ended November 30, 2017 (Unaudited)
(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	29

Consolidated Statement of Changes in Net Assets
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Operations
Net investment loss	$(76,044)	$(404,135)
Net realized gain (loss)	1,415,561	(2,503,106)
Net change in unrealized appreciation (depreciation)	(1,573,363)	2,307,889
Net decrease in net assets resulting from operations	(233,846)	(599,352)
Decrease in net assets from capital stock activity	(742,841)	(74,626,837)
Total decrease in net assets	(976,687)	(75,226,189)
Net assets at beginning of period	79,154,716	154,380,905
Net assets at end of period	$78,178,029	$79,154,716
Excess of distributions over net investment income	$(1,050,105)	$(974,061)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
30	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	November 30, 2017 (Unaudited)		May 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	17,844	169,962	11,047	105,354
Redemptions	(524)	(4,985)	(24,670)	(231,892)
Net increase (decrease)	17,320	164,977	(13,623)	(126,538)
Class C
Subscriptions	536	5,000	1,472	13,776
Redemptions	—	—	(1,046)	(9,611)
Net increase	536	5,000	426	4,165
Class I(b)
Subscriptions	—	—	207,955	1,987,019
Redemptions	—	—	(11,773,004)	(112,389,158)
Net decrease	—	—	(11,565,049)	(110,402,139)
Institutional Class(c)
Subscriptions	16,849	162,307	24,757	234,528
Redemptions	(3,213)	(30,871)	(54,722)	(515,680)
Net increase (decrease)	13,636	131,436	(29,965)	(281,152)
Institutional 3 Class(b),(d)
Subscriptions	123,558	1,183,543	8,327,304	79,277,140
Redemptions	(229,099)	(2,196,502)	(158,057)	(1,514,846)
Net increase (decrease)	(105,541)	(1,012,959)	8,169,247	77,762,294
Class T
Subscriptions	—	—	97,080	930,095
Redemptions	(3,228)	(31,295)	(4,431,332)	(42,513,562)
Net decrease	(3,228)	(31,295)	(4,334,252)	(41,583,467)
Total net decrease	(77,277)	(742,841)	(7,773,216)	(74,626,837)

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	31

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
11/30/2017 (c)	$9.55	(0.03)	(0.02)	(0.05)	—	—
5/31/2017	$9.61	(0.08)	0.02 (f)	(0.06)	—	—
5/31/2016	$10.10	(0.13)	(0.27)	(0.40)	(0.03)	(0.06)
5/31/2015 (g)	$10.00	(0.03)	0.13	0.10	—	—
Advisor Class(h)
11/30/2017 (c)	$9.59	(0.02)	(0.01)	(0.03)	—	—
5/31/2017	$9.64	(0.06)	0.01 (f)	(0.05)	—	—
5/31/2016	$10.11	(0.09)	(0.28)	(0.37)	(0.04)	(0.06)
5/31/2015 (g)	$10.00	(0.02)	0.13	0.11	—	—
Class C
11/30/2017 (c)	$9.41	(0.06)	(0.03)	(0.09)	—	—
5/31/2017	$9.54	(0.15)	0.02 (f)	(0.13)	—	—
5/31/2016	$10.08	(0.19)	(0.28)	(0.47)	(0.01)	(0.06)
5/31/2015 (g)	$10.00	(0.05)	0.13	0.08	—	—
Institutional Class(i)
11/30/2017 (c)	$9.65	(0.02)	(0.02)	(0.04)	—	—
5/31/2017	$9.64	(0.02)	0.03 (f)	0.01	—	—
5/31/2016	$10.11	(0.10)	(0.27)	(0.37)	(0.04)	(0.06)
5/31/2015 (g)	$10.00	(0.02)	0.13	0.11	—	—
Institutional 2 Class(j)
11/30/2017 (c)	$9.63	(0.01)	(0.02)	(0.03)	—	—
5/31/2017	$9.65	(0.04)	0.02 (f)	(0.02)	—	—
5/31/2016	$10.11	(0.09)	(0.27)	(0.36)	(0.04)	(0.06)
5/31/2015 (g)	$10.00	(0.02)	0.13	0.11	—	—
Institutional 3 Class(k)
11/30/2017 (c)	$9.61	(0.01)	(0.02)	(0.03)	—	—
5/31/2017 (l)	$9.58	(0.01)	0.04 (f)	0.03	—	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
32	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$9.50	(0.52%)	3.09% (d),(e)	2.74% (d),(e)	(0.57%) (d)	111%	$241
—	$9.55	(0.62%)	3.15% (e)	2.31% (e)	(0.84%)	135%	$77
(0.09)	$9.61	(3.96%)	3.03% (e)	2.22% (e)	(1.31%)	196%	$209
—	$10.10	1.00%	2.11% (d),(e)	1.99% (d),(e)	(1.04%) (d)	60%	$11

—	$9.56	(0.31%)	2.84% (d),(e)	2.49% (d),(e)	(0.38%) (d)	111%	$10
—	$9.59	(0.52%)	2.88% (e)	2.03% (e)	(0.59%)	135%	$10
(0.10)	$9.64	(3.69%)	2.77% (e)	1.97% (e)	(0.99%)	196%	$10
—	$10.11	1.10%	1.89% (d),(e)	1.74% (d),(e)	(0.79%) (d)	60%	$10

—	$9.32	(0.96%)	3.88% (d),(e)	3.48% (d),(e)	(1.34%) (d)	111%	$18
—	$9.41	(1.36%)	3.89% (e)	3.05% (e)	(1.62%)	135%	$13
(0.07)	$9.54	(4.68%)	3.78% (e)	2.97% (e)	(2.00%)	196%	$10
—	$10.08	0.80%	2.89% (d),(e)	2.75% (d),(e)	(1.80%) (d)	60%	$10

—	$9.61	(0.41%)	2.88% (d),(e)	2.48% (d),(e)	(0.35%) (d)	111%	$579
—	$9.65	0.10%	2.90% (e)	2.05% (e)	(0.54%)	135%	$450
(0.10)	$9.64	(3.69%)	2.77% (e)	1.97% (e)	(0.99%)	196%	$738
—	$10.11	1.10%	1.91% (d),(e)	1.75% (d),(e)	(0.74%) (d)	60%	$772

—	$9.60	(0.31%)	2.75% (d),(e)	2.36% (d),(e)	(0.24%) (d)	111%	$10
—	$9.63	(0.21%)	2.20% (e)	1.89% (e)	(0.46%)	135%	$10
(0.10)	$9.65	(3.59%)	2.02% (e)	1.85% (e)	(0.88%)	196%	$10
—	$10.11	1.10%	1.89% (d),(e)	1.74% (d),(e)	(0.80%) (d)	60%	$10

—	$9.58	(0.31%)	2.71% (d),(e)	2.31% (d),(e)	(0.19%) (d)	111%	$77,242
—	$9.61	0.31%	2.29% (d),(e)	1.74% (d),(e)	(0.30%) (d)	135%	$78,485
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	33

Consolidated Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class T
11/30/2017 (c)	$9.73	(0.03)	(0.02)	(0.05)	—	—
5/31/2017	$9.62	(0.05)	0.16 (f)	0.11	—	—
5/31/2016	$10.10	(0.13)	(0.26)	(0.39)	(0.03)	(0.06)
5/31/2015 (g)	$10.00	(0.03)	0.13	0.10	—	—

Notes to Consolidated Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended November 30, 2017 (unaudited).
(d)	Annualized.
(e)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, annualized expenses would have been lower by:

Class	11/30/2017	05/31/2017	05/31/2016	05/31/2015
Class A	1.24%	0.67%	0.53%	0.41%
Advisor Class	1.11%	0.64%	0.50%	0.42%
Class C	1.15%	0.66%	0.50%	0.42%
Institutional Class	1.14%	0.66%	0.50%	0.44%
Institutional 2 Class	1.11%	0.64%	0.50%	0.42%
Institutional 3 Class	1.11%	0.57%	—%	—%
Class T	1.07%	0.66%	0.60%	0.42%

(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(g)	Based on operations from February 19, 2015 (fund commencement of operations) through the stated period end.
(h)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(i)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(j)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(k)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(l)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
34	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$9.68	(0.51%)	3.09% (d),(e)	2.74% (d),(e)	(0.64%) (d)	111%	$78
—	$9.73	1.14%	3.15% (e)	2.31% (e)	(0.51%)	135%	$110
(0.09)	$9.62	(3.87%)	3.03% (e)	2.22% (e)	(1.24%)	196%	$41,796
—	$10.10	1.00%	2.14% (d),(e)	2.00% (d),(e)	(1.05%) (d)	60%	$10
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	35

Notes to Consolidated Financial Statements
November 30, 2017 (Unaudited)
Note 1. Organization
Columbia Diversified Absolute Return Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CDARF1 Offshore Fund, Ltd., CDARF2 Offshore Fund, Ltd. and CDARF3 Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At November 30, 2017, each Subsidiary’s financial statement information is as follows:
	CDARF1 Offshore Fund, Ltd.	CDARF2 Offshore Fund, Ltd.	CDARF3 Offshore Fund, Ltd.
% of consolidated fund net assets	0.06%	3.84%	3.82%
Net assets	$44,877	$3,004,548	$2,985,299
Net investment loss	(1,641)	(10,205)	(3,197)
Net realized gain	—	—	—
Net change in unrealized appreciation (depreciation)	—	54,219	66,291
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiaries on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
36	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	37

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer
38	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, to recover an underweight country exposure in its portfolio or to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	39

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a single issuer of debt securities, increase or decrease its credit exposure to a specific debt security or a basket of debt securities as a protection buyer to reduce overall credit exposure and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the
40	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Consolidated Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to produce incremental earnings, to manage interest rate and market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes, to synthetically add or subtract principal exposure to a market and to manage long or short exposure to an inflation index. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	41

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Total return swap contracts
The Fund entered into total return swap contracts to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate, to manage long or short exposure to the total return on a basket of reference securities in return for periodic payments based on a fixed or variable interest rate and to manage long or short exposure to the total return on a reference security index in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2017:
	Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	57,420*
Credit risk	Upfront payments on swap contracts	77,333
Equity risk	Net assets — unrealized appreciation on futures contracts	638,345*
Equity risk	Net assets — unrealized appreciation on swap contracts	372,787*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	117,461
Foreign exchange risk	Net assets — unrealized appreciation on swap contracts	156,300*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	34,814*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	485,061*
Interest rate risk	Upfront payments on swap contracts	2,613
Commodity-related investment risk	Net assets — unrealized appreciation on swap contracts	73,828*
Total		2,015,962

42	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	104,828*
Credit risk	Upfront receipts on swap contracts	66,529
Equity risk	Net assets — unrealized depreciation on futures contracts	129,475*
Equity risk	Net assets — unrealized depreciation on swap contracts	41,705*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	201,404
Foreign exchange risk	Net assets — unrealized depreciation on swap contracts	7,192*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	24,046*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	104,905*
Commodity-related investment risk	Net assets — unrealized depreciation on swap contracts	7,538*
Total		687,622

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended November 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(199,817)	(199,817)
Equity risk	—	45,429	—	45,429
Foreign exchange risk	(509,252)	—	—	(509,252)
Interest rate risk	—	(540)	91,825	91,285
Total	(509,252)	44,889	(107,992)	(572,355)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	—	66,290	66,290
Credit risk	—	—	(40,241)	(40,241)
Equity risk	—	485,021	331,082	816,103
Foreign exchange risk	(122,259)	—	149,108	26,849
Interest rate risk	—	(174,740)	380,156	205,416
Total	(122,259)	310,281	886,395	1,074,417
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	26,926,666
Futures contracts — short	12,816,835
Credit default swap contracts — buy protection	6,857,773
Credit default swap contracts — sell protection	10,948,000

Columbia Diversified Absolute Return Fund | Semiannual Report 2017	43

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	263,886	(364,393)
Interest rate swap contracts	218,005	(9,618)
Total return swap contracts	331,384	(71,052)

*	Based on the ending quarterly outstanding amounts for the six months ended November 30, 2017.
Short Sales
The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Consolidated Portfolio of Investments. In addition, collateral is recorded as cash collateral held at broker in the Consolidated Statement of Assets and Liabilities. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is included in "Dividends and interest on securities sold short" in the Consolidated Statement of Operations and a short position is reported as a liability at fair value in the Consolidated Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Consolidated Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.
44	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2017:
	Barclays ($)(e)	Barclays ($)(e)	Citi ($)	Deutsche Bank ($)	Goldman Sachs International ($)(e)	Goldman Sachs International ($)(e)	HSBC ($)	JPMorgan ($)(e)	JPMorgan ($)(e)	Morgan Stanley ($)(e)	Morgan Stanley ($)(e)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	-	-	-	-	-	-	-	-	-	6,035	6,035
Centrally cleared interest rate swap contracts (a)	-	-	-	-	-	-	-	-	-	-	50,792	50,792
Forward foreign currency exchange contracts	-	-	59,824	-	-	-	14,146	-	-	43,491	-	117,461
OTC credit default swap contracts (b)	24,588	-	2,178	-	4,342	-	-	21,820	-	-	-	52,928
OTC total return swap contracts (b)	55,731	68,921	-	158,138	170,874	4,907	-	36,294	-	178,952	-	673,817
Total assets	80,319	68,921	62,002	158,138	175,216	4,907	14,146	58,114	-	222,443	56,827	901,033
Liabilities
Centrally cleared interest rate swap contracts (a)	-	-	-	-	-	-	-	-	-	-	31,939	31,939
Forward foreign currency exchange contracts	-	-	-	-	-	-	112,238	-	-	89,166	-	201,404
OTC credit default swap contracts (b)	77,286	-	66,807	-	-	-	-	-	-	-	-	144,093
OTC total return swap contracts (b)	254	1,099	-	16,935	94,551	6,439	-	6,712	-	16,065	-	142,055
Securities borrowed	-	-	-	-	-	-	-	-	39,335,762	-	-	39,335,762
Total liabilities	77,540	1,099	66,807	16,935	94,551	6,439	112,238	6,712	39,335,762	105,231	31,939	39,855,253
Total financial and derivative net assets	2,779	67,822	(4,805)	141,203	80,665	(1,532)	(98,092)	51,402	(39,335,762)	117,212	24,888	(38,954,220)
Total collateral received (pledged) (c)	-	-	-	-	-	-	-	-	(39,335,762)	-		(39,335,762)
Net amount (d)	2,779	67,822	(4,805)	141,203	80,665	(1,532)	(98,092)	51,402	-	117,212	24,888	381,542

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	Over-the-Counter (OTC) Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
(e)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	45

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
46	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Consolidated Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.18% to 1.03% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2017 was 1.18% of the Fund’s average daily net assets.
Subadvisory agreement
The Fund’s Board of Trustees has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of November 30, 2017, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	47

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Institutional 2 Class shares and 0.025% for Institutional 3 Class shares.
For the six months ended November 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.15
Class C	0.13
Institutional Class	0.15
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class T	0.15
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Consolidated Statement of Operations. For the six months ended November 30, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
48	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.25% of the average daily net assets attributable to Class C and Class T shares of the Fund, respectively.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2017, if any, are listed below:
Amount ($)
Class A	2,737
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	October 1, 2017 through September 30, 2018	Prior to October 1, 2017
Class A	1.65%	1.65%
Advisor Class	1.40	1.40
Class C	2.40	2.40
Institutional Class	1.40	1.40
Institutional 2 Class	1.30	1.25
Institutional 3 Class	1.25	1.20
Class T	1.65	1.65
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	49

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
At November 30, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
61,110,000	5,944,000	(5,286,000)	658,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	1,675,808	991,833	2,667,641
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at May 31, 2017 as arising on June 1, 2017.
Late year ordinary losses ($)	Post-October capital losses ($)
289,807	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $92,807,226 and $103,276,778, respectively, for the six months ended November 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate
50	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.
The Fund had no borrowings during the six months ended November 30, 2017.
Note 8. Significant risks
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Shareholder concentration risk
At November 30, 2017, affiliated shareholders of record owned 99.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Short Selling Risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	51

Notes to Consolidated Financial Statements  (continued)
November 30, 2017 (Unaudited)
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
52	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Board Consideration and Approval of Management Agreement and Subadvisory Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser) with respect to Columbia Diversified Absolute Return Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreement (collectively, the Agreements).
In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement and the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Agreements;
•	The subadvisory fees, if any, payable by the Investment Manager under the Subadvisory Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	53

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s and the Subadviser’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Agreements
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager’s affiliates under the Agreements and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager’s affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s and the Subadviser’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager’s and the Subadviser’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. The Board also noted that the Board had approved the Subadviser’s code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser’s compliance program.
The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the Investment Manager’s rationale for recommending the continuation of the Subadvisory Agreement, and the process for monitoring the Subadviser’s ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and
54	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement and the Subadvisory Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the eighty-sixth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.
The Committee and the Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the Subadvisory Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are ranked in the first and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadviser charges to its other clients, and noted that the Investment Manager pays the fees of the Subadviser. The Committee and the Board noted that the Subadviser was not currently managing any assets under the Subadvisory Agreement, but that the Investment Manager could, in the future, allocate investments to be managed by the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement and the Subadvisory Agreement.
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	55

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
The Committee and the Board noted that the Subadvisory Agreement did not contain breakpoints. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser’s ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager’s cost of compensating and overseeing the Fund’s subadvisers.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Other benefits to the Investment Manager and Subadviser
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager and the Subadviser by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed
56	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement.
Columbia Diversified Absolute Return Fund | Semiannual Report 2017	57

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
58	Columbia Diversified Absolute Return Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Diversified Absolute Return Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR258_05_H01_(01/18)

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 19, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 19, 2018